UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6265
                                                     ---------------------

           Nuveen Pennsylvania Investment Quality Municipal Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: June 30
                                           ------------------

                  Date of reporting period: December 31, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                             SEMIANNUAL REPORT December 31, 2004

Nuveen Investments
Municipal Closed-End
Exchange-Traded
Funds

                       NUVEEN NEW JERSEY INVESTMENT QUALITY MUNICIPAL FUND, INC.
                                                                             NQJ

                           NUVEEN NEW JERSEY PREMIUM INCOME MUNICIPAL FUND, INC.
                                                                             NNJ

                             NUVEEN NEW JERSEY DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NXJ

                           NUVEEN NEW JERSEY DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NUJ

                           NUVEEN PENNSYLVANIA INVESTMENT QUALITY MUNICIPAL FUND
                                                                             NQP

                             NUVEEN PENNSYLVANIA PREMIUM INCOME MUNICIPAL FUND 2
                                                                             NPY

                           NUVEEN PENNSYLVANIA DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NXM

                         NUVEEN PENNSYLVANIA DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NVY

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Photo of: 2 children sitting in the grass.

DEPENDABLE, TAX-FREE INCOME BECAUSE IT'S NOT WHAT YOU EARN, IT'S WHAT YOU
KEEP.(R)

Logo: NUVEEN Investments

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

Timothy R. Schwertfeger
Chairman of the Board

Photo: Timothy R. Schwertfeger


Chairman's
      LETTER TO SHAREHOLDERS

I am pleased to report that over the six-month period covered by this semiannual report your Fund continued to provide you with monthly tax-free income and an attractive total return. For more details about the management strategy and performance of your Fund, please see the Portfolio Manager's Perspective and Performance Overview sections of this report.

As I noted in my last letter to you, our conversations with financial advisors and investors suggest that many of you may be wondering whether long-term interest rates will soon begin to rise substantially, how high they might go, and whether that makes this a good time to adjust your holdings of fixed-income investments. We can't answer that question for you - no one knows what the future will bring.


"OUR MISSION CONTINUES TO BE TO ASSIST YOU AND YOUR FINANCIAL ADVISOR BY OFFERING INVESTMENT SERVICES AND PRODUCTS THAT CAN HELP YOU TO SECURE YOUR FINANCIAL OBJECTIVES."


From our experience, what we do know is that a well-balanced portfolio, structured and carefully monitored with the help of a trusted investment professional, can be an important component in achieving your long-term financial goals. In fact, a well-diversified portfolio may actually help to reduce your overall investment risk. That is one reason why we believe that a municipal bond investment like your Nuveen Fund can be an important building block in a comprehensive investment program designed to perform well in a variety of market conditions.

As in past reports, I'd also like to direct your attention to the inside front cover, which explains the quick and easy process to begin receiving these Fund reports via e-mail and the internet. Thousands of Nuveen Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

February 15, 2005

Nuveen New Jersey and Pennsylvania Municipal Closed-End
Exchange-Traded Funds (NQJ, NNJ, NXJ, NUJ, NQP, NPY, NXM, NVY)

Portfolio Manager's
        PERSPECTIVE

Portfolio manager Paul Brennan discusses key investment strategies and the semiannual performance of these Nuveen New Jersey and Pennsylvania Funds. With 14 years of investment experience, including 9 at Nuveen, Paul assumed portfolio management responsibility for these Funds in 2003.

WHAT KEY STRATEGIES WERE USED TO MANAGE THE FUNDS DURING THE SIX MONTHS ENDED DECEMBER 31, 2004?

Between June and December 2004, the Federal Reserve announced five quarter-point increases in the fed funds rate, raising this short-term interest rate benchmark to 2.25% from 1%. (On February 2, 2005, after the close of this reporting period, the Federal Reserve raised the fed funds rate by another 0.25% to 2.50%.) At the same time, long-term municipal interest rates trended lower. In this flattening yield curve environment, our focus centered on finding bonds that we believed had the potential to add value to the Funds' portfolios and perform well under a variety of market scenarios.

In general, we sought to purchase attractive bonds in parts of the yield curve that we believed would reduce the Funds' overall interest rate risk (the risk that the value of a Fund's portfolio will decline if market interest rates rise, since bond prices move in the opposite direction of interest rates). To accomplish this, we focused our purchase activity, depending on the Fund, on finding higher quality securities that mature in 5 to 20 years. In many cases, these bonds offered what we thought were attractive yields with less inherent interest rate risk than longer-term bonds. NNJ, however, had a shorter duration1 than the other three New Jersey Funds throughout this period. For this Fund, we looked for opportunities with longer maturities in an effort to extend this Fund's duration.

While the majority of our purchases during this period focused on higher-quality credits, we continued to diversify the Funds' holdings with the addition of selected lower-rated issues, with special emphasis on the hospital sector. In the New Jersey Funds, our purchases included BBB rated bonds issued by Camden County Improvement Authority for Cooper Health Systems. These bonds offered what we thought were attractive yields while enabling us to strategically increase the Funds' healthcare exposure. We also added state-issued cigarette tax bonds, which were rated BBB and backed by excise taxes on cigarettes purchased in New Jersey. These additions to our portfolios account for the slight increase in NQJ's and NNJ's allocations of BBB credits over the past six


1 Duration is a measure of a Fund's net asset value (NAV) volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund. References to duration in this commentary are intended to indicate Fund duration unless otherwise noted.

months. The exception to this was NUJ, where we actively took advantage of opportunities to trim the Fund's overweighting in the BBB category and reinvest the proceeds in higher quality bonds.

In the Pennsylvania Funds, we also continued to work on increasing diversification, adding A rated bonds issued for St. Mary's Hospital Authority to all four Funds. In NXM and NVY, we also purchased bonds issued by the Pennsylvania Economic Development Financing Authority (EDFA) for Reliant Energy, a B1/B+ issue that performed very well after our purchase. Other purchases included nonrated bonds issued by Allegheny County for the development of Pittsburgh Mills shopping mall, which we found attractive based on the developer's successful track record with previous projects. To finance these additions, we sold some of our longer-term holdings, particularly in NQP and NVY where durations were longer.

One of our longer-term goals is to position each of these Funds so that they provide return variability and interest rate risk exposure roughly comparable to the variability and risk of the markets in which they invest. As one strategy to reach this goal, we attempted to manage some of its inherent interest rate risk in NXJ, NUJ, NXM, and NVY by utilizing interest rate swaps to hedge some of this risk. Our only objective with these hedges was to reduce the durations of these Funds without having a negative impact on their income stream or dividend-paying capability over the short-term. The costs of the hedges are reflected as an addition or subtraction from the Funds' net asset value as the value of the hedges fluctuate. While these hedge positions did reduce the Fund's exposure to interest rate risk, they did have negative impacts on the Funds' performance for the period ended December 31, 2004, because long-term interest rates fell and bond prices rose during the period in which the hedges were in place. However, this loss in value was at least partly offset by the fact that the municipal bonds in the Funds' portfolios, because they had longer-than-target durations, increased in value by more as a result of these interest rate decreases than they would have if they had had durations closer to the target.

HOW DID THE FUNDS PERFORM?

Individual results for the Funds, as well as for comparative indexes, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE*

For periods ended 12/31/04

                           6-MONTH        1-YEAR          5-YEAR         10-YEAR
--------------------------------------------------------------------------------
New Jersey Funds
--------------------------------------------------------------------------------
NQJ                        8.18%          6.16%           8.37%          7.52%
NNJ                        7.33%          5.07%           9.04%          8.44%
NXJ                        8.10%          6.50%           NA             NA
NUJ                        9.06%          7.43%           NA             NA
--------------------------------------------------------------------------------
Lipper New Jersey
Municipal Debt Funds
Average2                   8.76%          6.68%           9.76%          7.96%
--------------------------------------------------------------------------------

Pennsylvania Funds
--------------------------------------------------------------------------------
NQP                        7.97%          5.89%           8.34%          7.19%
NPY                        7.60%          5.34%           9.68%          8.98%
NXM                        8.19%          6.54%           NA             NA
NVY                        8.68%          6.94%           NA             NA
--------------------------------------------------------------------------------
Lipper Pennsylvania
Municipal Debt Funds
Average2                   7.75%          5.76%           9.47%          8.23%
--------------------------------------------------------------------------------
Lehman Brothers
Municipal
Bond Index3                5.19%          4.48%           7.20%          7.06%
--------------------------------------------------------------------------------

*Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance does not guarantee future results. Returns do not reflect the deduction of taxes that a shareholder may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.


For the six months ended December 31, 2004, the cumulative returns on NAV for all eight of the New Jersey and Pennsylvania Funds exceeded the return on the Lehman Brothers Municipal Bond Index. NUJ, NQP, NXM and NVY also outperformed the average return for their Lipper peer groups for this period, while the other Funds trailed their Lipper group average return.

One of the primary factors benefiting the six-month performances of these Funds relative to that of the unmanaged Lehman Brothers index was the Funds' use of financial leverage. While leveraging can add volatility to a Fund's NAV and share price, especially during periods of rising interest rates, this strategy can also provide opportunities for additional income and total returns for common shareholders when short-term interest


2 The Lipper New Jersey Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 13 funds; 1 year, 13 funds; 5 years, 8 funds; and 10 years, 6 funds. The Lipper Pennsylvania Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category as follows: 6 months, 12 funds; 1 year, 12 funds; 5 years, 9 funds; and 10 years, 7 funds. Fund and Lipper returns assume reinvestment of dividends.

3 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

rates remain relatively low and long-term rates fall or remain relatively constant, as they did during this reporting period.

As noted earlier, one of our key strategies during this six-month period involved working to enhance the Funds' duration positioning. As a result, the majority of these Funds were well positioned for the rate environment of this period, and this played a role in their relative outperformance. However, NNJ and NPY had relatively large exposures to short duration securities with short calls. During this reporting period, in which yields on longer bonds dropped even as short-term rates rose, these overweightings detracted from the performance of these two Funds.

All of these Funds benefited from their holdings of lower quality bonds, which generally outperformed higher quality sectors as the economy improved. Among the lower-rated bonds making positive contributions to the Funds' cumulative returns during this period were those issued by the healthcare sector, especially hospital bonds, which ranked second in terms of performance among the Lehman municipal revenue sectors for this six-month period.

All of the New Jersey Funds' returns were also boosted by the strong double-digit performance of their holdings of BBB rated bonds backed by the 1998 master tobacco settlement agreement. These bonds produced exceptionally strong results during this period, as the litigation environment seemed to improve and a relative lack of supply faced continued strong demand. Over this period, NQJ and NUJ maintained exposures of approximately 4% to tobacco bonds, while NNJ and NXJ continued to allocate 3% to this sector.

As the airline sector began to show some signs of recovery, NXJ and NUJ also had positive contributions from their holdings of bonds issued for Continental Airlines, while NQJ benefited from its position in American Airlines bonds.

The Pennsylvania Funds also saw strong performance from their holdings of higher education bonds, another sector that posted good returns during this six-month period. NVY's performance also was helped by the pre-refunding of some of its state-issued general obligation holdings. This resulted in improved credit quality and price appreciation, which in turn added to NVY's return for the period.

One area of the New Jersey and Pennsylvania markets that did not perform well was the housing sector, both multifamily and single family, which ranked at the bottom of the Lehman revenue sectors for this period. This sector's underperformance stemmed largely from the increase in mortgage prepayments as interest rates remained low, which resulted in a rise in bond calls. In general, all of these Funds had only modest allocations to the housing sector, which limited the negative impact.

HOW ABOUT THE FUNDS' DIVIDENDS AND SHARE PRICES?

As short-term interest rates remained relatively low throughout this reporting period, the leveraged structures of these Funds continued to help support their dividend-paying capabilities. The extent of this benefit is tied in part to the short-term rates these Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, leveraged Funds generally pay lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. This strategy helped to maintain the dividends of NQJ, NNJ, NXJ, NUJ, NQP, NPY and NXM throughout the reporting period. However, the modest rise in short-term interest rates during this period increased borrowing costs enough to offset some of the leverage advantage in NVY, which was initially invested during the low rate environment of 2002 and has not had the opportunity to build reserves. As a result, NVY's dividend was cut in December 2004.

In addition, due to capital gains generated by duration management and other portfolio management strategies, common shareholders of several of the Funds received substantial capital gains and net ordinary income distributions at the end of December 2004. These included shareholders of NQJ ($0.1097 per share), NNJ ($0.2179 per share), NUJ ($0.0526 per share), NQP ($0.1422 per share), NPY ($0.1846 per share), NXM ($0.3691 per share), and NVY ($0.0429 per share). NXM's distribution was augmented by a sizable gain that resulted from our reducing the Fund's position in bonds issued by Pennsylvania EDFA for National Gypsum Company, which we had originally purchased at about 50 cents on the dollar. As the price on these bonds recovered to par with the resolution of asbestos litigation, we decided to realize some of the gains by trimming our holdings, thus generating a large capital gain for NXM.

All of these Funds seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of December 31, 2004, all of the Funds in this report with the exception of NVY had positive UNII balances for both financial statement and tax purposes. NVY had a negative UNII balances for both financial statement and tax purposes.

As of December 31, 2004, the Funds were trading at premiums or discounts to their net asset values as shown in the accompanying chart.

FUND              12/31 PREM/DISC     PERIOD AVG. PREM/DISC
--------------------------------------------------------------------------------
NQJ                    -0.20%                -0.04%
NNJ                     0.25%                -3.36%
NXJ                    -0.85%                -2.08%
NUJ                    -2.85%                -2.63%
NQP                    -1.10%                -4.42%
NPY                     2.44%                -1.62%
NXM                     2.74%                -2.83%
NVY                    -5.62%                -5.17%
--------------------------------------------------------------------------------

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF DECEMBER 31, 2004?

We continued to believe that, given the current geopolitical and economic climate, maintaining strong credit quality was an important requirement. As of December 31, 2004, these eight Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA among the New Jersey Funds ranging from 67% in NUJ and 76% in NXJ to 80% in NQJ and 83% in NNJ. Among the Pennsylvania Funds, these allocations ranged from 74% in NXM to 84% in NPY, 85% in NVY, and 87% in NQP.

As of December 31, 2004, potential call exposure for the New Jersey Funds ranged from 3% in NXJ and 4% in NUJ to 7% in NNJ and 9% in NQJ during 2005 and 2006. Over this same period, the Pennsylvania Funds faced potential calls ranging from 2% in NVY and 3% in NXM to 8% in NQP and 10% in NPY. The number of actual bond calls in all of these Funds depends largely on future market interest rates.

Nuveen New Jersey Investment Quality Municipal Fund, Inc.
NQJ

Performance
     OVERVIEW  As of December 31, 2004

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              75%
AA                                5%
A                                 6%
BBB                              11%
NR                                1%
BB or Lower                       2%

Bar Chart:
2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                             0.08
Feb                             0.08
Mar                             0.08
Apr                             0.08
May                             0.08
Jun                             0.08
Jul                             0.08
Aug                             0.08
Sep                             0.08
Oct                             0.08
Nov                             0.08
Dec                             0.08

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/1/04                        15.95
                              15.92
                              15.94
                              16
                              16.04
                              16.08
                              16.13
                              16.13
                              16.19
                              16.25
                              16.24
                              16.21
                              16.34
                              16.32
                              16.27
                              16.27
                              16.32
                              16.3
                              16.3
                              16.34
                              16.34
                              16.42
                              16.3
                              16.35
                              16.36
                              16.43
                              16.29
                              16.3
                              16.26
                              16.3
                              16.27
                              16.29
                              16.3
                              16.34
                              16.27
                              16.2
                              16.22
                              16.2
                              16.38
                              16.35
                              16.35
                              16.45
                              16.5
                              16.44
                              16.29
                              16.41
                              16.47
                              16.47
                              16.49
                              16.43
                              16.57
                              16.46
                              16.6
                              16.64
                              16.59
                              16.53
                              16.57
                              16.55
                              16.54
                              16.56
                              16.52
                              16.45
                              16.5
                              16.72
                              16.78
                              16.6
                              16.4
                              16.1
                              16.04
                              16.2
                              15.93
                              15.65
                              15.14
                              15.02
                              15.09
                              15
                              15
                              15
                              14.85
                              14.79
                              14.7
                              14.6
                              14.73
                              14.86
                              14.73
                              14.75
                              14.72
                              14.7
                              14.56
                              14.16
                              13.59
                              13.72
                              13.66
                              13.51
                              13.66
                              13.84
                              13.82
                              13.66
                              13.75
                              13.71
                              13.75
                              13.9
                              14.03
                              14.07
                              14.1
                              14.1
                              14.2
                              14.29
                              14.21
                              14.2
                              14.22
                              14.26
                              14.17
                              14.22
                              13.84
                              13.93
                              13.99
                              14
                              13.99
                              14.05
                              14
                              14.02
                              14.02
                              14.04
                              14.09
                              14.11
                              14.19
                              14.31
                              14.45
                              14.62
                              14.64
                              14.65
                              14.74
                              14.98
                              14.84
                              14.85
                              14.8
                              14.91
                              15.04
                              15.04
                              14.91
                              14.92
                              14.98
                              14.76
                              14.71
                              14.73
                              14.68
                              14.75
                              14.75
                              14.74
                              14.77
                              14.9
                              14.9
                              14.96
                              15.12
                              15.03
                              14.92
                              14.84
                              14.87
                              14.97
                              15
                              15.01
                              15.06
                              15.15
                              15.07
                              15.08
                              15.25
                              15.24
                              15.42
                              15.32
                              15.45
                              15.49
                              15.38
                              15.4
                              15.39
                              15.38
                              15.37
                              15.43
                              15.44
                              15.4
                              15.43
                              15.55
                              15.56
                              15.6
                              15.73
                              15.81
                              15.8
                              15.85
                              15.84
                              15.8
                              15.55
                              15.5
                              15.41
                              15.4
                              15.36
                              15.46
                              15.39
                              15.38
                              15.6
                              15.47
                              15.41
                              15.45
                              15.4
                              15.33
                              15.32
                              15.38
                              15.47
                              15.41
                              15.41
                              15.47
                              15.45
                              15.47
                              15.46
                              15.46
                              15.46
                              15.48
                              15.48
                              15.43
                              15.27
                              15.15
                              15.27
                              15.08
                              15.24
                              15.39
                              15.32
                              15.33
                              15.27
                              15.3
                              15.38
                              15.3
                              15.26
                              15.29
                              15.28
                              15.18
                              15.21
                              15.2
                              15.2
                              15.36
                              15.35
                              15.18
                              15.35
                              15.24
                              15.26
                              15.16
                              15.03
                              15.13
                              15.15
                              15.26
                              15.26
                              15.08
                              15.09
                              15.05
                              15.03
                              15
                              15.03
                              15.17
12/31/04                      15.26

FUND SNAPSHOT
------------------------------------
Share Price                   $15.26
------------------------------------
Common Share
Net Asset Value               $15.29
------------------------------------
Premium/(Discount) to NAV     -0.20%
------------------------------------
Market Yield                   6.29%
------------------------------------
Taxable-Equivalent Yield1      9.32%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $312,451
------------------------------------
Average Effective
Maturity on Securities (Years) 17.94
------------------------------------
Leverage-Adjusted Duration      8.41
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 2/21/91)
------------------------------------
          ON SHARE PRICE     ON NAV
------------------------------------
6-Month
(Cumulative)   11.76%         8.18%
------------------------------------
1-Year          2.63%         6.16%
------------------------------------
5-Year         10.95%         8.37%
------------------------------------
10-Year         8.26%         7.52%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         20.8%
------------------------------------
Transportation                 20.5%
------------------------------------
Education and Civic
  Organizations                12.1%
------------------------------------
Healthcare                     11.5%
------------------------------------
U.S. Guaranteed                 6.9%
------------------------------------
Tax Obligation/General          6.8%
------------------------------------
Utilities                       4.4%
------------------------------------
Water and Sewer                 3.8%
------------------------------------
Other                          13.2%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2004 of $0.1097 per share.

Nuveen New Jersey Premium Income Municipal Fund, Inc.
NNJ

Performance
     OVERVIEW  As of December 31, 2004

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              79%
AA                                4%
A                                 6%
BBB                               8%
NR                                2%
BB or Lower                       1%

Bar Chart:
2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                            0.078
Feb                            0.078
Mar                            0.078
Apr                            0.078
May                            0.078
Jun                            0.078
Jul                            0.078
Aug                            0.078
Sep                            0.078
Oct                            0.078
Nov                            0.078
Dec                            0.078

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/1/04                        16.22
                              16.21
                              16.06
                              16.06
                              16.1
                              16.2
                              16.29
                              16.12
                              16.14
                              16.27
                              16.46
                              16.5
                              16.53
                              16.54
                              16.54
                              16.55
                              16.54
                              16.6
                              16.4
                              16.5
                              16.5
                              16.78
                              16.58
                              16.61
                              16.65
                              16.7
                              16.62
                              16.58
                              16.46
                              16.67
                              16.51
                              16.56
                              16.5
                              16.77
                              16.58
                              16.6
                              16.47
                              16.45
                              16.5
                              16.61
                              16.61
                              16.58
                              16.6
                              16.6
                              16.57
                              16.61
                              16.56
                              16.57
                              16.62
                              16.57
                              16.72
                              16.65
                              16.78
                              16.87
                              16.94
                              17.03
                              16.95
                              16.92
                              17.1
                              16.96
                              16.77
                              16.66
                              16.5
                              16.65
                              16.5
                              16.5
                              16.4
                              16.15
                              15.75
                              15.8
                              15.46
                              15.31
                              15.22
                              14.97
                              15.1
                              15.04
                              15.06
                              15.38
                              15.35
                              15.02
                              14.85
                              14.87
                              15
                              14.85
                              14.8
                              15.03
                              14.89
                              14.87
                              14.35
                              14.14
                              13.8
                              13.95
                              13.87
                              13.73
                              14.25
                              14.4
                              14.3
                              14.17
                              14.02
                              14.07
                              13.95
                              14.19
                              14.4
                              14.38
                              14.35
                              14.35
                              14.34
                              14.27
                              14.25
                              14.22
                              14.19
                              14.18
                              14.2
                              14.2
                              14.06
                              14.13
                              14.06
                              14.02
                              14.13
                              14.17
                              14.16
                              14.08
                              14.14
                              14.06
                              14.09
                              14
                              14.19
                              14.31
                              14.43
                              14.71
                              14.7
                              14.72
                              14.85
                              14.92
                              14.87
                              14.77
                              14.8
                              14.85
                              14.91
                              14.86
                              14.71
                              14.63
                              14.84
                              15.02
                              15.01
                              14.95
                              14.98
                              15.05
                              15.05
                              15.18
                              14.99
                              15.02
                              15.08
                              15.2
                              15.17
                              15.22
                              14.97
                              14.97
                              15.09
                              15.12
                              15.2
                              15.42
                              15.41
                              15.36
                              15.54
                              15.57
                              15.39
                              15.33
                              15.39
                              15.55
                              15.59
                              15.7
                              15.65
                              15.7
                              15.6
                              15.55
                              15.51
                              15.68
                              15.55
                              15.62
                              15.41
                              15.57
                              15.69
                              15.64
                              15.52
                              15.73
                              15.75
                              15.68
                              15.66
                              15.83
                              15.7
                              15.55
                              15.59
                              15.54
                              15.53
                              15.47
                              15.51
                              15.52
                              15.6
                              15.65
                              15.64
                              15.61
                              15.77
                              15.74
                              15.71
                              15.94
                              15.94
                              15.86
                              15.9
                              16
                              15.85
                              15.87
                              15.9
                              15.9
                              15.84
                              15.77
                              15.69
                              15.7
                              15.52
                              15.27
                              15.32
                              15.15
                              15.23
                              15.34
                              15.41
                              15.32
                              15.31
                              15.33
                              15.2
                              15.21
                              15.18
                              15.26
                              15.23
                              15.17
                              15.12
                              15.08
                              15
                              15.22
                              15.29
                              15.44
                              15.33
                              15.25
                              15.44
                              15.13
                              15.21
                              15.2
                              15.15
                              15.14
                              15.25
                              15.09
                              15.04
                              15.09
                              15.08
                              15.11
                              15.32
                              15.6
12/31/04                      15.82

FUND SNAPSHOT
------------------------------------
Share Price                   $15.82
------------------------------------
Common Share
Net Asset Value               $15.78
------------------------------------
Premium/(Discount) to NAV      0.25%
------------------------------------
Market Yield                   5.92%
------------------------------------
Taxable-Equivalent Yield1      8.77%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $190,004
------------------------------------
Average Effective
Maturity on Securities (Years) 15.21
------------------------------------
Leverage-Adjusted Duration      8.20
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 12/17/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative) 16.46%           7.33%
------------------------------------
1-Year          4.66%         5.07%
------------------------------------
5-Year         11.96%         9.04%
------------------------------------
10-Year        10.05%         8.44%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         25.2%
------------------------------------
Transportation                 16.1%
------------------------------------
Education and Civic
  Organizations                10.5%
------------------------------------
Water and Sewer                 9.7%
------------------------------------
U.S. Guaranteed                 9.4%
------------------------------------
Tax Obligation/General          9.3%
------------------------------------
Healthcare                      8.7%
------------------------------------
Other                          11.1%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.2179 per share.

Nuveen New Jersey Dividend Advantage Municipal Fund
NXJ

Performance
     OVERVIEW  As of December 31, 2004

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              72%
AA                                2%
A                                14%
BBB                               9%
BB or Lower                       3%

Bar Chart:
2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jan                           0.0785
Feb                           0.0785
Mar                           0.0785
Apr                           0.0785
May                           0.0785
Jun                           0.0785
Jul                           0.0785
Aug                           0.0785
Sep                           0.0785
Oct                           0.0785
Nov                           0.0785
Dec                           0.0785

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/1/04                        15.17
                              15.34
                              15.49
                              15.48
                              15.62
                              15.66
                              15.8
                              15.7
                              15.72
                              15.8
                              15.95
                              15.99
                              15.91
                              15.92
                              15.92
                              15.83
                              15.98
                              16
                              15.85
                              15.61
                              15.61
                              15.6
                              15.5
                              15.4
                              15.32
                              15.45
                              15.36
                              15.48
                              15.49
                              15.66
                              15.67
                              15.75
                              16
                              15.9
                              15.9
                              15.81
                              15.81
                              15.82
                              16.01
                              16.04
                              16.04
                              16.4
                              15.93
                              16.06
                              16.1
                              15.86
                              15.97
                              15.98
                              15.9
                              15.82
                              15.95
                              15.99
                              15.81
                              15.87
                              15.97
                              15.98
                              16.02
                              16.05
                              16.15
                              16.07
                              16.08
                              15.93
                              15.93
                              15.95
                              15.96
                              15.77
                              15.14
                              14.75
                              14.79
                              14.8
                              14.67
                              14.45
                              14.39
                              14.37
                              14.17
                              14.16
                              14.34
                              14.2
                              14.1
                              14.06
                              14.17
                              14.15
                              14.5
                              14.26
                              14.36
                              14.17
                              14.11
                              14.02
                              13.97
                              13.8
                              13.07
                              13.19
                              13.18
                              13.18
                              13.35
                              13.45
                              13.85
                              13.65
                              13.73
                              13.83
                              13.85
                              13.9
                              13.92
                              14
                              14
                              14
                              14.24
                              14.2
                              13.95
                              13.94
                              13.9
                              13.75
                              13.77
                              13.8
                              13.61
                              13.72
                              13.67
                              13.72
                              13.76
                              13.73
                              13.58
                              13.55
                              13.6
                              13.53
                              13.7
                              13.6
                              13.63
                              13.92
                              14.2
                              14.2
                              14.2
                              14.22
                              14.22
                              14.49
                              14.51
                              14.51
                              14.3
                              14.55
                              14.4
                              14.37
                              14.22
                              14.07
                              14.13
                              14.15
                              14.17
                              14.11
                              14.15
                              14.29
                              14.29
                              14.4
                              14.42
                              14.44
                              14.42
                              14.49
                              14.57
                              14.51
                              14.27
                              14.31
                              14.35
                              14.34
                              14.49
                              14.59
                              14.61
                              14.66
                              14.64
                              14.54
                              14.56
                              14.67
                              14.68
                              14.76
                              14.81
                              14.89
                              14.9
                              14.77
                              14.96
                              14.95
                              14.91
                              14.91
                              14.9
                              14.85
                              14.92
                              15.08
                              15.15
                              15.13
                              15.4
                              15.27
                              15.39
                              15.3
                              15.14
                              15.15
                              15.13
                              15.04
                              14.94
                              14.71
                              14.63
                              14.65
                              14.51
                              14.62
                              14.64
                              14.69
                              14.6
                              14.69
                              14.85
                              14.79
                              15
                              15.03
                              14.9
                              14.96
                              15
                              15.05
                              15.04
                              15.14
                              15.08
                              15.08
                              15.2
                              15.07
                              15.17
                              15.34
                              15.24
                              15.07
                              15.2
                              15.01
                              15.2
                              15.23
                              15.07
                              15.33
                              15.37
                              15.22
                              15.05
                              15.06
                              15.07
                              15.03
                              15.05
                              14.95
                              15.06
                              14.8
                              14.77
                              14.92
                              14.93
                              14.9
                              14.92
                              15.01
                              15.18
                              15.17
                              14.98
                              15.04
                              15.25
                              15.15
                              15.23
                              15.13
                              14.96
                              14.9
                              14.93
                              14.87
                              15.24
                              15.28
12/31/04                      15.16


FUND SNAPSHOT
------------------------------------
Share Price                   $15.16
------------------------------------
Common Share
Net Asset Value               $15.29
------------------------------------
Premium/(Discount) to NAV     -0.85%
------------------------------------
Market Yield                   6.21%
------------------------------------
Taxable-Equivalent Yield1      9.20%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $100,210
------------------------------------
Average Effective
Maturity on Securities (Years) 18.47
------------------------------------
Leverage-Adjusted Duration      8.24
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/27/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative) 14.76%           8.10%
------------------------------------
1-Year          6.13%         6.50%
------------------------------------
Since
Inception       6.37%         7.91%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         18.0%
------------------------------------
Healthcare                     15.9%
------------------------------------
Transportation                 15.8%
------------------------------------
Water and Sewer                14.7%
------------------------------------
Education and Civic
  Organizations                12.8%
------------------------------------
U.S. Guaranteed                12.2%
------------------------------------
Other                          10.6%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen New Jersey Dividend Advantage Municipal Fund 2
NUJ

Performance
     OVERVIEW  As of December 31, 2004

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              64%
AA                                2%
A                                13%
BBB                              17%
NR                                1%
BB or Lower                       3%

Bar Chart:
2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                           0.0765
Feb                           0.0765
Mar                           0.0765
Apr                           0.0765
May                           0.0765
Jun                           0.0765
Jul                           0.0765
Aug                           0.0765
Sep                           0.0765
Oct                           0.0765
Nov                           0.0765
Dec                           0.0765

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/1/04                        15.25
                              15.4
                              15.31
                              15.39
                              15.67
                              15.42
                              15.39
                              15.53
                              15.51
                              15.54
                              15.57
                              15.65
                              15.66
                              15.62
                              15.62
                              15.65
                              15.85
                              15.67
                              15.5
                              15.6
                              15.6
                              15.6
                              15.51
                              15.25
                              15.26
                              15.45
                              15.39
                              15.36
                              15.53
                              15.3
                              15.31
                              15.43
                              15.52
                              15.52
                              15.85
                              15.9
                              15.67
                              15.9
                              15.7
                              15.8
                              15.8
                              16.05
                              16.08
                              16.01
                              16.09
                              16.15
                              16.1
                              16.02
                              16.1
                              16.02
                              15.96
                              15.92
                              16.12
                              16
                              16.06
                              16.11
                              16.1
                              16.1
                              16.25
                              16.05
                              16
                              15.76
                              15.67
                              15.88
                              16.09
                              16.03
                              15.96
                              15.48
                              15.45
                              15.48
                              15.24
                              14.61
                              14.5
                              14.1
                              14.33
                              14.05
                              14.09
                              14.08
                              14.08
                              13.93
                              13.97
                              14.3
                              14.29
                              13.89
                              14.08
                              14.17
                              13.87
                              13.93
                              13.96
                              13.55
                              13.11
                              13.15
                              13.05
                              13.15
                              13.5
                              13.53
                              13.33
                              13.25
                              13.3
                              13.19
                              13.22
                              13.35
                              13.6
                              13.8
                              13.9
                              13.9
                              13.7
                              13.95
                              14.09
                              14.05
                              14.05
                              14.1
                              14
                              14.05
                              14.09
                              13.96
                              13.7
                              13.75
                              13.65
                              13.81
                              13.73
                              13.95
                              14.09
                              13.91
                              13.88
                              13.67
                              13.74
                              13.9
                              13.96
                              14.05
                              14.46
                              14.5
                              14.5
                              14.49
                              14.3
                              14.26
                              14.1
                              14.17
                              14.33
                              14.37
                              14.35
                              14.28
                              14.28
                              14.45
                              14.45
                              14.27
                              14.4
                              14.43
                              14.43
                              14.5
                              14.41
                              14.35
                              14.42
                              14.4
                              14.43
                              14.39
                              14.45
                              14.4
                              14.3
                              14.34
                              14.28
                              14.42
                              14.46
                              14.53
                              14.53
                              14.65
                              14.5
                              14.55
                              14.51
                              14.71
                              14.75
                              15
                              14.81
                              14.76
                              14.87
                              14.87
                              14.87
                              14.88
                              14.88
                              14.76
                              14.75
                              14.76
                              15
                              15.07
                              15
                              14.93
                              14.81
                              14.9
                              15.12
                              15
                              15.18
                              15.05
                              14.98
                              15.11
                              15.15
                              15.1
                              14.98
                              15
                              14.91
                              14.9
                              14.92
                              14.92
                              14.83
                              14.95
                              15.08
                              14.98
                              15.05
                              15.2
                              15.25
                              15.1
                              15.17
                              15.2
                              15.24
                              15.24
                              15.02
                              15.01
                              15.18
                              15.09
                              15.08
                              14.96
                              15
                              15.11
                              15.17
                              15.33
                              15.3
                              15.3
                              15.5
                              15.4
                              15.14
                              15.02
                              15.22
                              15.22
                              15.22
                              15.24
                              15.13
                              14.95
                              14.92
                              14.96
                              15.16
                              15.05
                              15.1
                              14.96
                              15.05
                              15.06
                              14.94
                              15.03
                              15.05
                              14.99
                              14.96
                              15.01
                              14.9
                              14.92
                              15.15
                              14.95
                              14.95
                              15.02
12/31/04                      14.98

FUND SNAPSHOT
------------------------------------
Share Price                   $14.98
------------------------------------
Common Share
Net Asset Value               $15.42
------------------------------------
Premium/(Discount) to NAV     -2.85%
------------------------------------
Market Yield                   6.13%
------------------------------------
Taxable-Equivalent Yield1      9.08%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $69,524
------------------------------------
Average Effective
Maturity on Securities (Years) 18.65
------------------------------------
Leverage-Adjusted Duration      8.38
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative) 12.80%           9.06%
------------------------------------
1-Year          6.12%         7.43%
------------------------------------
Since
Inception       6.38%         9.26%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         17.3%
------------------------------------
Healthcare                     16.0%
------------------------------------
Transportation                 15.8%
------------------------------------
U.S. Guaranteed                11.4%
------------------------------------
Education and Civic
  Organizations                11.3%
------------------------------------
Utilities                       7.3%
------------------------------------
Long-Term Care                  5.2%
------------------------------------
Financials                      4.1%
------------------------------------
Other                          11.6%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The fund also paid shareholders a capital gains distribution in December 2004 of $0.0526 per share.

Nuveen Pennsylvania Investment Quality Municipal Fund
NQP

Performance
      OVERVIEW  As of December 31, 2004

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              72%
AA                               15%
A                                 8%
BBB                               4%
NR                                1%

Bar Chart:
2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                            0.076
Feb                            0.076
Mar                            0.076
Apr                            0.076
May                            0.076
Jun                            0.076
Jul                            0.076
Aug                            0.076
Sep                            0.076
Oct                            0.076
Nov                            0.076
Dec                            0.076

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/1/04                        15.47
                              15.52
                              15.49
                              15.61
                              15.7
                              15.89
                              15.7
                              15.7
                              15.82
                              15.9
                              15.87
                              15.7
                              15.71
                              15.83
                              15.79
                              15.73
                              15.73
                              15.82
                              15.66
                              15.54
                              15.54
                              15.54
                              15.52
                              15.54
                              15.61
                              15.61
                              15.6
                              15.59
                              15.65
                              15.63
                              15.68
                              15.68
                              15.64
                              15.68
                              15.57
                              15.57
                              15.45
                              15.51
                              15.56
                              15.58
                              15.58
                              15.55
                              15.54
                              15.6
                              15.6
                              16.03
                              15.88
                              15.83
                              15.81
                              15.87
                              15.98
                              15.94
                              15.97
                              15.89
                              15.88
                              15.93
                              15.94
                              15.95
                              15.99
                              15.98
                              15.99
                              15.9
                              15.89
                              15.91
                              15.85
                              15.77
                              15.56
                              15.1
                              15.09
                              15.08
                              14.98
                              14.65
                              14.5
                              14.39
                              14.46
                              14.41
                              14.32
                              14.28
                              14.32
                              14.26
                              14.09
                              14
                              13.99
                              13.75
                              13.92
                              14
                              13.99
                              13.97
                              13.83
                              13.47
                              13.25
                              13.3
                              13.2
                              13.12
                              13.1
                              13.09
                              13.26
                              13.3
                              13.35
                              13.54
                              13.49
                              13.58
                              13.65
                              13.76
                              13.81
                              13.81
                              13.69
                              13.68
                              13.74
                              13.65
                              13.67
                              13.62
                              13.61
                              13.66
                              13.57
                              13.61
                              13.61
                              13.61
                              13.55
                              13.58
                              13.61
                              13.63
                              13.61
                              13.63
                              13.59
                              13.52
                              13.58
                              13.6
                              13.7
                              13.69
                              13.8
                              13.86
                              13.85
                              13.93
                              13.88
                              13.83
                              13.96
                              14.02
                              14.02
                              13.87
                              13.84
                              13.83
                              13.85
                              13.84
                              13.82
                              13.74
                              13.93
                              14.1
                              14.1
                              14.1
                              14.14
                              14.17
                              14.17
                              14.32
                              14.25
                              14.24
                              14.21
                              14.18
                              14.34
                              14.47
                              14.45
                              14.46
                              14.42
                              14.5
                              14.5
                              14.53
                              14.59
                              14.62
                              14.62
                              14.68
                              14.81
                              14.88
                              14.9
                              14.89
                              14.81
                              14.73
                              14.81
                              14.98
                              14.98
                              15
                              14.98
                              15
                              15.04
                              15.07
                              14.81
                              14.8
                              14.82
                              14.82
                              14.84
                              14.95
                              14.84
                              14.8
                              14.91
                              14.95
                              15.14
                              15.3
                              15.2
                              15.36
                              15.18
                              15.36
                              15.29
                              15.3
                              15.2
                              15.19
                              15.19
                              15.19
                              15.26
                              15.26
                              15.44
                              15.3
                              15.34
                              15.43
                              15.39
                              15.39
                              15.4
                              15.4
                              15.4
                              15.46
                              15.08
                              14.99
                              14.91
                              14.99
                              15
                              15.03
                              15.03
                              15.1
                              15.18
                              15.14
                              15.08
                              15.16
                              15.2
                              15.05
                              15.1
                              15.03
                              15.1
                              15.01
                              14.87
                              15.03
                              15.04
                              15.06
                              15.19
                              15.1
                              15.16
                              14.91
                              14.93
                              14.92
                              14.95
                              14.95
                              15.09
                              15.22
                              15.27
                              15.3
                              15.25
                              15.24
                              15.39
                              15.25
12/31/04                      15.33

FUND SNAPSHOT
------------------------------------
Share Price                   $15.33
------------------------------------
Common Share
Net Asset Value               $15.50
------------------------------------
Premium/(Discount) to NAV     -1.10%
------------------------------------
Market Yield                   5.95%
------------------------------------
Taxable-Equivalent Yield1      8.50%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $252,661
------------------------------------
Average Effective
Maturity on Securities (Years) 17.07
------------------------------------
Leverage-Adjusted Duration      8.40
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 2/21/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative) 17.45%           7.97%
------------------------------------
1-Year          4.93%         5.89%
------------------------------------
5-Year          9.72%         8.34%
------------------------------------
10-Year         7.76%         7.19%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         24.3%
------------------------------------
Tax Obligation/Limited         15.9%
------------------------------------
Education and Civic
  Organizations                14.5%
------------------------------------
Water and Sewer                11.7%
------------------------------------
U.S. Guaranteed                 8.6%
------------------------------------
Utilities                       6.2%
------------------------------------
Transportation                  5.9%
------------------------------------
Healthcare                      5.1%
------------------------------------
Other                           7.8%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.1422 per share.

Nuveen Pennsylvania Premium Income Municipal Fund 2
NPY

Performance
     OVERVIEW  As of December 31, 2004

Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              79%
AA                                5%
A                                 5%
BBB                               8%
NR                                2%
BB or Lower                       1%

Bar Chart:
2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                            0.079
Feb                            0.079
Mar                            0.079
Apr                            0.079
May                            0.079
Jun                            0.079
Jul                            0.079
Aug                            0.079
Sep                            0.079
Oct                            0.079
Nov                            0.079
Dec                            0.079

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/1/04                        15.8
                              15.79
                              15.8
                              15.9
                              15.99
                              16.09
                              15.97
                              15.96
                              16.08
                              16.21
                              16.08
                              15.98
                              16.08
                              16.13
                              16.1
                              16.14
                              16.12
                              16.18
                              16.1
                              15.99
                              15.99
                              15.99
                              16.09
                              16
                              16.09
                              16.1
                              16.08
                              15.97
                              15.92
                              15.92
                              15.94
                              15.95
                              15.93
                              15.95
                              15.89
                              15.86
                              15.92
                              15.92
                              15.93
                              15.9
                              15.9
                              16.05
                              15.87
                              15.93
                              15.85
                              16.02
                              15.92
                              15.98
                              15.94
                              15.83
                              15.94
                              15.95
                              15.9
                              15.96
                              15.9
                              15.96
                              16
                              16.04
                              16.03
                              16.03
                              15.91
                              15.95
                              15.94
                              15.96
                              15.94
                              15.55
                              15.2
                              14.9
                              14.98
                              15.1
                              15
                              14.72
                              14.53
                              14.56
                              14.65
                              14.59
                              14.52
                              14.4
                              14.45
                              14.46
                              14.1
                              14.05
                              13.9
                              13.61
                              13.73
                              13.75
                              13.78
                              13.86
                              13.77
                              13.45
                              13.27
                              13.33
                              13.24
                              13.09
                              13.18
                              13.18
                              13.24
                              13.4
                              13.41
                              13.63
                              13.66
                              13.7
                              13.81
                              13.94
                              13.92
                              13.92
                              13.95
                              13.99
                              14
                              14.01
                              14
                              14
                              13.98
                              13.95
                              13.74
                              13.9
                              13.98
                              13.93
                              13.8
                              13.78
                              13.91
                              13.92
                              13.8
                              13.74
                              13.8
                              13.8
                              13.84
                              13.87
                              13.9
                              13.97
                              14.07
                              14.09
                              14.08
                              14.17
                              14.13
                              14.13
                              14.13
                              14.18
                              14.22
                              14.1
                              14
                              13.94
                              13.99
                              13.91
                              13.9
                              13.92
                              13.95
                              14.09
                              14.09
                              14.13
                              14.18
                              14.21
                              14.27
                              14.46
                              14.46
                              14.48
                              14.39
                              14.38
                              14.48
                              14.54
                              14.67
                              14.74
                              14.71
                              14.9
                              14.86
                              14.75
                              14.87
                              15.01
                              15.01
                              15.2
                              15.08
                              15.15
                              15.18
                              15.11
                              15.15
                              15.15
                              15.19
                              15.17
                              15.19
                              15.15
                              15.15
                              15.15
                              15.15
                              15.02
                              15.05
                              15.13
                              15.1
                              15.14
                              15.23
                              15.23
                              15.18
                              15.12
                              15.02
                              15.15
                              15.25
                              15.2
                              15.17
                              15.37
                              15.5
                              15.49
                              15.35
                              15.38
                              15.41
                              15.24
                              15.2
                              15.22
                              15.22
                              15.23
                              15.21
                              15.4
                              15.31
                              15.5
                              15.44
                              15.44
                              15.48
                              15.45
                              15.38
                              15.37
                              15.3
                              15.21
                              15.17
                              15.1
                              15.25
                              15.24
                              15.16
                              15.21
                              15.36
                              15.41
                              15.38
                              15.29
                              15.21
                              15.31
                              15.3
                              15.26
                              15.24
                              15.16
                              15.18
                              15.13
                              15.3
                              15.51
                              15.43
                              15.44
                              15.49
                              15.3
                              15.45
                              15.4
                              15.34
                              15.54
                              15.44
                              15.55
                              15.59
                              15.44
                              15.43
                              15.55
                              15.52
                              15.63
12/31/04                      15.56


FUND SNAPSHOT
------------------------------------
Share Price                   $15.56
------------------------------------
Common Share
Net Asset Value               $15.19
------------------------------------
Premium/(Discount) to NAV      2.44%
------------------------------------
Market Yield                   6.09%
------------------------------------
Taxable-Equivalent Yield1      8.70%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $239,908
------------------------------------
Average Effective
Maturity on Securities (Years) 16.60
------------------------------------
Leverage-Adjusted Duration      7.85
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/18/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative) 17.38%           7.60%
------------------------------------
1-Year          5.80%         5.34%
------------------------------------
5-Year         12.49%         9.68%
------------------------------------
10-Year        10.58%         8.98%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         21.1%
------------------------------------
U.S. Guaranteed                12.2%
------------------------------------
Healthcare                     11.8%
------------------------------------
Transportation                 10.9%
------------------------------------
Utilities                      10.1%
------------------------------------
Education and Civic
  Organizations                 9.3%
------------------------------------
Water and Sewer                 8.3%
------------------------------------
Tax Obligation/Limited          5.6%
------------------------------------
Other                          10.7%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.1846 per share.

Nuveen Pennsylvania Dividend Advantage Municipal Fund
NXM

Performance
     OVERVIEW  As of December 31, 2004

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              59%
AA                               15%
A                                14%
BBB                               7%
NR                                4%
BB or Lower                       1%

Bar Chart:
2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                           0.0805
Feb                           0.0805
Mar                           0.0805
Apr                           0.0805
May                           0.0805
Jun                           0.0805
Jul                           0.0805
Aug                           0.0805
Sep                           0.0805
Oct                           0.0805
Nov                           0.0805
Dec                           0.0805

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/1/04                        16.27
                              16.5
                              16.28
                              16.22
                              16.25
                              16.49
                              16.3
                              16.4
                              16.49
                              16.33
                              16.4
                              16.21
                              16.45
                              16.49
                              16.49
                              16.49
                              16.43
                              16.22
                              16.18
                              16.18
                              16.18
                              16.1
                              16.12
                              16.16
                              16.4
                              16.4
                              16.4
                              16.48
                              16.56
                              16.65
                              16.35
                              16.28
                              16.29
                              16.2
                              16.25
                              16.19
                              16.23
                              16.1
                              16.21
                              16.22
                              16.22
                              16.22
                              16.23
                              16.24
                              16.24
                              16.28
                              16.26
                              16.3
                              16.69
                              16.48
                              16.7
                              16.63
                              16.63
                              16.62
                              16.64
                              16.43
                              16.5
                              16.5
                              16.59
                              16.59
                              16.59
                              16.47
                              16.47
                              16.4
                              16.69
                              16.55
                              16
                              15.8
                              15.71
                              15.75
                              15.77
                              15.53
                              15.52
                              15.1
                              15.48
                              15.49
                              15.39
                              15.39
                              15.12
                              15.15
                              15
                              14.79
                              14.64
                              14.45
                              14.55
                              14.54
                              14.64
                              14.64
                              14.46
                              14.38
                              14.07
                              13.99
                              13.68
                              13.69
                              13.76
                              13.77
                              13.82
                              13.84
                              13.95
                              13.95
                              13.96
                              14.54
                              14.54
                              14.59
                              14.6
                              14.6
                              14.57
                              14.52
                              14.61
                              14.51
                              14.51
                              14.34
                              14.38
                              14.47
                              14.37
                              14.6
                              14.67
                              14.27
                              14.28
                              14.48
                              14.45
                              14.39
                              14.3
                              14.26
                              14.4
                              14.3
                              14.39
                              14.48
                              15
                              14.81
                              14.85
                              14.8
                              14.85
                              14.95
                              14.96
                              14.99
                              15
                              15.1
                              15.15
                              15
                              14.9
                              14.72
                              14.64
                              14.74
                              14.5
                              14.49
                              14.55
                              14.61
                              14.61
                              14.73
                              14.85
                              14.89
                              14.8
                              14.88
                              14.91
                              14.91
                              14.98
                              14.91
                              14.95
                              14.9
                              14.8
                              14.87
                              14.9
                              15
                              14.95
                              14.9
                              15
                              15.01
                              14.97
                              15.21
                              15.07
                              15.11
                              15.15
                              15.11
                              15.11
                              15.15
                              15.33
                              15.35
                              15.4
                              15.4
                              15.41
                              15.5
                              15.5
                              15.41
                              15.5
                              15.48
                              15.5
                              15.43
                              15.35
                              15.45
                              15.45
                              15.5
                              15.22
                              15.22
                              15.4
                              15.45
                              15.54
                              15.8
                              15.94
                              15.94
                              15.82
                              15.68
                              15.68
                              15.63
                              15.79
                              15.78
                              15.8
                              15.94
                              16.03
                              16.1
                              16.19
                              15.94
                              16.05
                              16.05
                              15.99
                              15.93
                              15.99
                              15.94
                              15.7
                              15.72
                              15.5
                              15.4
                              15.52
                              15.5
                              15.58
                              15.79
                              15.9
                              15.9
                              15.81
                              15.97
                              15.85
                              15.8
                              15.9
                              16.1
                              16.08
                              15.9
                              15.79
                              15.92
                              15.98
                              15.9
                              16.25
                              16.1
                              16.1
                              15.7
                              15.73
                              15.73
                              15.88
                              15.88
                              15.78
                              15.82
                              15.67
                              15.67
                              15.65
                              15.57
                              15.78
                              16.1
12/31/04                      16.14

FUND SNAPSHOT
------------------------------------
Share Price                   $16.14
------------------------------------
Common Share
Net Asset Value               $15.71
------------------------------------
Premium/(Discount) to NAV      2.74%
------------------------------------
Market Yield                   5.99%
------------------------------------
Taxable-Equivalent Yield1      8.56%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $51,944
------------------------------------
Average Effective
Maturity on Securities (Years) 17.25
------------------------------------
Leverage-Adjusted Duration      7.44
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/27/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   18.31%         8.19%
------------------------------------
1-Year          7.97%         6.54%
------------------------------------
Since
Inception       9.33%         9.79%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         25.0%
------------------------------------
Education and Civic
  Organizations                20.7%
------------------------------------
Healthcare                     11.4%
------------------------------------
Utilities                       8.7%
------------------------------------
Long-Term Care                  8.1%
------------------------------------
Transportation                  7.1%
------------------------------------
Tax Obligation/Limited          6.7%
------------------------------------
Other                          12.3%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.3691 per share.

Nuveen Pennsylvania Dividend Advantage Municipal Fund 2
NVY

Performance
     OVERVIEW  As of December 31, 2004

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              63%
AA                               22%
A                                 4%
BBB                               7%
NR                                3%
BB or Lower                       1%

Bar Chart:
2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                           0.0765
Feb                           0.0765
Mar                           0.0765
Apr                           0.0765
May                           0.0765
Jun                           0.0765
Jul                           0.0765
Aug                           0.0765
Sep                           0.0765
Oct                           0.0765
Nov                           0.0765
Dec                           0.0735

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/1/04                        15.74
                              15.78
                              15.87
                              15.87
                              15.99
                              16
                              15.99
                              15.89
                              15.9
                              15.89
                              15.92
                              16.05
                              16.03
                              16.02
                              16.03
                              16
                              16.03
                              16.03
                              16.17
                              15.98
                              15.98
                              16.09
                              16.14
                              16.13
                              16.13
                              16.14
                              16.15
                              16.14
                              16.11
                              16.15
                              16.14
                              16.18
                              16.18
                              16.14
                              16.14
                              16.17
                              15.95
                              15.98
                              15.99
                              16.09
                              16.09
                              16
                              16.07
                              16.16
                              16.2
                              16.25
                              16.03
                              16.05
                              16.03
                              16.03
                              16.11
                              16.14
                              16.2
                              16.26
                              16.06
                              16.02
                              16.18
                              16.17
                              16.24
                              16.06
                              16.16
                              16.21
                              16.15
                              16.17
                              16.19
                              15.78
                              15.3
                              15.15
                              15.1
                              15.15
                              15.18
                              14.71
                              14.3
                              14.29
                              14.4
                              14.5
                              14.4
                              14.3
                              14.28
                              14.05
                              13.69
                              13.73
                              13.72
                              13.81
                              13.81
                              13.97
                              13.92
                              13.6
                              13.6
                              13.23
                              13.24
                              13.26
                              13.2
                              13.14
                              13.1
                              13.03
                              13.07
                              13.09
                              13.1
                              13.14
                              13.31
                              13.36
                              13.4
                              13.5
                              13.35
                              13.35
                              13.35
                              13.4
                              13.59
                              13.47
                              13.59
                              13.48
                              13.45
                              13.44
                              13.47
                              13.67
                              13.68
                              13.57
                              13.65
                              13.6
                              13.35
                              13.36
                              13.48
                              13.52
                              13.64
                              13.44
                              13.48
                              13.6
                              13.68
                              13.78
                              13.9
                              13.85
                              13.99
                              14.15
                              14.1
                              14.08
                              14.17
                              14.16
                              14.2
                              14.25
                              14.15
                              13.94
                              13.97
                              13.9
                              14.07
                              14
                              13.92
                              14.04
                              14.04
                              14.18
                              14.37
                              14.37
                              14.37
                              14.35
                              14.62
                              14.55
                              14.38
                              14.43
                              14.43
                              14.39
                              14.4
                              14.45
                              14.5
                              14.55
                              14.35
                              14.45
                              14.5
                              14.41
                              14.65
                              14.6
                              14.95
                              14.89
                              14.89
                              14.78
                              14.7
                              14.71
                              15.01
                              14.79
                              14.9
                              14.7
                              14.65
                              14.71
                              14.76
                              14.8
                              14.76
                              14.96
                              14.9
                              14.88
                              14.85
                              14.91
                              14.9
                              14.7
                              14.65
                              14.65
                              14.68
                              14.66
                              14.7
                              14.75
                              14.88
                              15
                              15
                              14.81
                              14.94
                              15.05
                              15
                              14.9
                              14.95
                              14.9
                              14.9
                              14.81
                              14.8
                              14.93
                              14.99
                              14.99
                              15.11
                              15.25
                              15.25
                              15.17
                              15.1
                              14.91
                              14.85
                              14.72
                              14.73
                              14.68
                              14.77
                              14.85
                              14.87
                              15.28
                              15.21
                              15.02
                              15.05
                              14.91
                              15
                              14.89
                              14.89
                              15.04
                              14.98
                              15.1
                              15.25
                              15.25
                              15.5
                              15.55
                              15.5
                              15.41
                              15.25
                              14.94
                              14.89
                              14.88
                              14.7
                              14.67
                              14.59
                              14.68
                              14.66
                              14.58
                              14.65
                              14.72
12/31/04                      14.77

FUND SNAPSHOT
------------------------------------
Share Price                   $14.77
------------------------------------
Common Share
Net Asset Value               $15.65
------------------------------------
Premium/(Discount) to NAV     -5.62%
------------------------------------
Market Yield                   5.97%
------------------------------------
Taxable-Equivalent Yield1      8.53%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $58,311
------------------------------------
Average Effective
Maturity on Securities (Years) 16.11
------------------------------------
Leverage-Adjusted Duration      8.43
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   13.32%         8.68%
------------------------------------
1-Year          0.44%         6.94%
------------------------------------
Since
Inception       6.03%         9.92%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         25.2%
------------------------------------
Tax Obligation/General         15.5%
------------------------------------
Education and Civic
  Organizations                14.8%
------------------------------------
U.S. Guaranteed                10.5%
------------------------------------
Healthcare                      8.4%
------------------------------------
Utilities                       7.8%
------------------------------------
Water and Sewer                 6.2%
------------------------------------
Other                          11.6%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2004 of $0.0429 per share.

Shareholder
       MEETING REPORT

The Shareholder Meeting was held in the Embassy Room of the Mandarin Oriental Hotel, 222 Sansome Street, San Francisco, California on November 17, 2004.

                                                  NQJ                            NNJ                              NXJ
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                      Common and                        Common and                       Common and
                                   MuniPreferred    MuniPreferred    MuniPreferred     MuniPreferred   MuniPreferred   MuniPreferred
                                   shares voting    shares voting    shares voting     shares voting   shares voting   shares voting
                                        together         together         together          together        together        together
                                      as a class       as a class       as a class        as a class      as a class      as a class
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner
     For                              18,392,556               --       11,020,113                --       6,345,129              --
     Withhold                            202,888               --           90,611                --          42,470              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                            18,595,444               --       11,110,724                --       6,387,599              --
====================================================================================================================================
Lawrence H. Brown
     For                              18,384,286               --       11,014,646                --       6,343,029              --
     Withhold                            211,158               --           96,078                --          44,570              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                            18,595,444               --       11,110,724                --       6,387,599              --
====================================================================================================================================
Jack B. Evans
     For                              18,399,807               --       11,019,780                --       6,344,594              --
     Withhold                            195,637               --           90,944                --          43,005              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                            18,595,444               --       11,110,724                --       6,387,599              --
====================================================================================================================================
William C. Hunter
     For                              18,398,154               --       11,019,780                --       6,347,095              --
     Withhold                            197,290               --           90,944                --          40,504              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                            18,595,444               --       11,110,724                --       6,387,599              --
====================================================================================================================================
William J. Schneider
     For                                       --           6,249                --            3,373               --          1,873
     Withhold                                  --              17                --              185               --              2
------------------------------------------------------------------------------------------------------------------------------------
     Total                                     --           6,266                --            3,558               --          1,875
====================================================================================================================================
Timothy R. Schwertfeger
     For                                       --           6,249                --            3,373               --          1,873
     Withhold                                  --              17                --              185               --              2
------------------------------------------------------------------------------------------------------------------------------------
     Total                                     --           6,266                --            3,558               --          1,875
====================================================================================================================================
Judith M. Stockdale
     For                              18,392,375               --       11,019,780                --       6,344,930              --
     Withhold                            203,069               --           90,944                --          42,669              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                            18,595,444               --       11,110,724                --       6,387,599              --
====================================================================================================================================


                                       18

                                                 NUJ                               NQP                              NPY
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                      Common and                        Common and                       Common and
                                   MuniPreferred    MuniPreferred    MuniPreferred     MuniPreferred   MuniPreferred   MuniPreferred
                                   shares voting    shares voting    shares voting     shares voting   shares voting   shares voting
                                        together         together         together          together        together        together
                                      as a class       as a class       as a class        as a class      as a class      as a class
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner
     For                               4,344,301               --       14,418,696                --      14,382,551              --
     Withhold                             50,325               --          197,099                --         107,522              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                             4,394,626               --       14,615,795                --      14,490,073              --
====================================================================================================================================
Lawrence H. Brown
     For                               4,347,801               --       14,402,537                --      14,364,091              --
     Withhold                             46,825               --          213,258                --         125,982              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                             4,394,626               --       14,615,795                --      14,490,073              --
====================================================================================================================================
Jack B. Evans
     For                               4,344,801               --       14,399,280                --      14,382,684              --
     Withhold                             49,825               --          216,515                --         107,389              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                             4,394,626               --       14,615,795                --      14,490,073              --
====================================================================================================================================
William C. Hunter
     For                               4,347,051               --       14,404,116                --      14,384,097              --
     Withhold                             47,575               --          211,679                --         105,976              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                             4,394,626               --       14,615,795                --      14,490,073              --
====================================================================================================================================
William J. Schneider
     For                                       --           1,338                --            4,833               --          4,575
     Withhold                                  --               4                --                6               --             16
------------------------------------------------------------------------------------------------------------------------------------
     Total                                     --           1,342                --            4,839               --          4,591
====================================================================================================================================
Timothy R. Schwertfeger
     For                                       --           1,338                --            4,834               --          4,576
     Withhold                                  --               4                --                5               --             15
------------------------------------------------------------------------------------------------------------------------------------
     Total                                     --           1,342                --            4,839               --          4,591
====================================================================================================================================
Judith M. Stockdale
     For                               4,347,801               --       14,379,138                --      14,366,390              --
     Withhold                             46,825               --          236,657                --         123,683              --
------------------------------------------------------------------------------------------------------------------------------------
     Total                             4,394,626               --       14,615,795                --      14,490,073              --
====================================================================================================================================


                                       19

Shareholder
    MEETING REPORT (continued)
                                                                                  NXM                              NVY
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                                       Common and                        Common and
                                                                    MuniPreferred     MuniPreferred   MuniPreferred    MuniPreferred
                                                                    shares voting     shares voting   shares voting    shares voting
                                                                         together          together        together         together
                                                                       as a class        as a class      as a class       as a class
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner
     For                                                                3,195,379                --       3,621,015               --
     Withhold                                                              28,173                --          22,742               --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                              3,223,552                --       3,643,757               --
====================================================================================================================================
Lawrence H. Brown
     For                                                                3,188,153                --       3,613,955               --
     Withhold                                                              35,399                --          29,802               --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                              3,223,552                --       3,643,757               --
====================================================================================================================================
Jack B. Evans
     For                                                                3,195,579                --       3,621,249               --
     Withhold                                                              27,973                --          22,508               --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                              3,223,552                --       3,643,757               --
====================================================================================================================================
William C. Hunter
     For                                                                3,195,579                --       3,621,987               --
     Withhold                                                              27,973                --          21,770               --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                              3,223,552                --       3,643,757               --
====================================================================================================================================
William J. Schneider
     For                                                                        --              991               --           1,104
     Withhold                                                                   --                1               --              29
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                      --              992               --           1,133
====================================================================================================================================
Timothy R. Schwertfeger
     For                                                                        --              991               --           1,104
     Withhold                                                                   --                1               --              29
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                      --              992               --           1,133
====================================================================================================================================
Judith M. Stockdale
     For                                                                3,179,879                --       3,621,387               --
     Withhold                                                              43,673                --          22,370               --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                              3,223,552                --       3,643,757               --
====================================================================================================================================

                        Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ)
                        Portfolio of
                                INVESTMENTS December 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.4% (3.6% OF TOTAL INVESTMENTS)

                Tobacco Settlement Financing Corporation, New Jersey, Tobacco
                Settlement Asset-Backed Bonds, Series 2002:
$       8,855    5.750%, 6/01/32                                                      6/12 at 100.00         BBB     $    8,461,218
        3,000    6.000%, 6/01/37                                                      6/12 at 100.00         BBB          2,725,200

                Tobacco Settlement Financing Corporation, New Jersey, Tobacco
                Settlement Asset-Backed Bonds, Series 2003:
        3,200    6.125%, 6/01/24                                                      6/13 at 100.00         BBB          3,167,584
        2,625    6.375%, 6/01/32                                                      6/13 at 100.00         BBB          2,529,529


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 18.2% (12.1% OF TOTAL INVESTMENTS)

        2,500   Bergen County Improvement Authority, New Jersey, Revenue              9/12 at 101.00         N/R          2,623,350
                 Bonds, Yeshiva Ktana of Passaic Project, Series 2002,
                 6.000%, 9/15/27

        3,190   New Jersey Higher Education Assistance Authority, Student             6/10 at 101.00         AAA          3,235,681
                 Loan Revenue Bonds, Series 2000A, 6.125%, 6/01/17
                 (Alternative Minimum Tax) - MBIA Insured

                New Jersey Educational Facilities Authority, Revenue Bonds,
                St. Peter's College, Series 1998B:
        1,000    5.375%, 7/01/18                                                      7/08 at 102.00         BB+            961,040
        1,750    5.500%, 7/01/27                                                      7/08 at 102.00         BB+          1,620,395

        1,000   New Jersey Educational Facilities Authority, Revenue Bonds,           7/11 at 100.00         AAA          1,024,960
                 Ramapo College, Series 2001D, 5.000%, 7/01/31 - AMBAC Insured

                New Jersey Educational Facilities Authority, Revenue Bonds, New
                Jersey Institute of Technology, Series 2001G:
        1,000    5.250%, 7/01/20 - MBIA Insured                                       7/11 at 100.00         AAA          1,093,660
        1,945    5.250%, 7/01/21 - MBIA Insured                                       7/11 at 100.00         AAA          2,118,358

        1,050   New Jersey Educational Facilities Authority, Revenue                  7/12 at 100.00          AA          1,109,441
                 Refunding Bonds, Rider University, Series 2002A,
                 5.000%, 7/01/17 - RAAI Insured

        2,000   New Jersey Educational Facilities Authority, Revenue Bonds,           7/12 at 100.00         AAA          2,055,380
                 New Jersey City University, Series 2002A, 5.000%, 7/01/32 -
                 AMBAC Insured

        2,000   New Jersey Educational Facilities Authority, Revenue Bonds,           7/13 at 100.00           A          2,014,040
                 Fairleigh Dickinson University, Series 2002D,
                 5.250%, 7/01/32 - ACA Insured

        1,500   New Jersey Educational Facilities Authority, Revenue Bonds,           7/13 at 100.00         AAA          1,648,050
                 Kean University, Series 2003D, 5.250%, 7/01/20 -
                 FGIC Insured

        1,300   New Jersey Educational Facilities Authority, Revenue Bonds,           7/13 at 100.00         AAA          1,396,265
                 Rowan University, Series 2003I, 5.125%, 7/01/21 -
                 FGIC Insured

        1,500   New Jersey Educational Facilities Authority, Revenue Bonds,           7/14 at 100.00         AAA          1,614,465
                 Montclair State University, Series 2004L, 5.125%, 7/01/22 -
                 MBIA Insured

        1,495   New Jersey Educational Facilities Authority, Revenue Bonds,           7/14 at 100.00         AAA          1,637,563
                 Ramapo College, Series 2004H, 5.000%, 7/01/16 -
                 FGIC Insured

                New Jersey Educational Facilities Authority, Revenue Bonds, New
                Jersey Institute of Technology, Series 2004B:
        2,285    5.000%, 7/01/18 - AMBAC Insured                                      1/14 at 100.00         AAA          2,467,937
        1,260    5.000%, 7/01/19 - AMBAC Insured                                      1/14 at 100.00         AAA          1,355,924
                 4.750%, 7/01/20 - AMBAC Insured                                      1/14 at 100.00         AAA          2,615,445
        2,060    4.250%, 7/01/24 - AMBAC Insured                                      1/14 at 100.00         AAA          2,023,806

          610   New Jersey Educational Facilities Authority, Revenue Bonds,           7/14 at 100.00          AA            663,125
                 Rider University, Series 2004A, 5.500%, 7/01/23

          500   New Jersey Educational Facilities Authority, Revenue Bonds,           7/14 at 100.00         N/R            517,765
                 Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23


                                       21


                        Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ) (continued)
                              Portfolio of INVESTMENTS December 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued) New Jersey
                Educational Facilities Authority, Revenue Bonds, Rowan
                University, Series 2004C:
$       1,000    5.000%, 7/01/15 - MBIA Insured                                       7/14 at 100.00         AAA     $    1,103,760
        1,195    5.000%, 7/01/20 - MBIA Insured                                       7/14 at 100.00         AAA          1,283,299
        1,875    5.000%, 7/01/24 - MBIA Insured                                       7/14 at 100.00         AAA          1,980,225

        4,075   New Jersey Higher Education Assistance Authority, Student             6/07 at 102.00         AAA          4,095,864
                 Loan Revenue Bonds, New Jersey Class Loan Program,
                 Series 1997A, 5.800%, 6/01/16 (Alternative Minimum Tax) -
                 MBIA Insured

        4,235   Puerto Rico Industrial, Tourist, Educational, Medical and             9/11 at 100.00         BBB          4,415,919
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Bonds, University of the Sacred Heart,
                 Series 2001, 5.250%, 9/01/21

                University of Medicine and Dentistry, New Jersey, Certificates
                of Participation, Series 2003:
        1,945    5.000%, 4/15/20 - AMBAC Insured                                      4/13 at 100.00         AAA          2,073,176
        1,370    5.000%, 4/15/22 - AMBAC Insured                                      4/13 at 100.00         AAA          1,447,446

                University of Medicine and Dentistry, New Jersey, Revenue
                Bonds, Series 2002A:
        2,100    5.000%, 12/01/24 - AMBAC Insured                                    12/12 at 100.00         AAA          2,198,406
        4,000    5.500%, 12/01/27 - AMBAC Insured                                    12/12 at 100.00         AAA          4,403,840


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIALS - 1.7% (1.1% OF TOTAL INVESTMENTS)

        5,000   New Jersey Economic Development Authority, Revenue                      No Opt. Call        Baa3          5,392,050
                 Refunding Bonds, Kapkowski Road Landfill Project,
                 Series 2002, 5.750%, 10/01/21

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 17.4% (11.5% OF TOTAL INVESTMENTS)

        1,000   Camden County Improvement Authority, New Jersey, Revenue              8/14 at 100.00         BBB          1,043,780
                 Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34

        1,500   New Jersey Health Care Facilities Financing Authority,                7/07 at 102.00        BBB-          1,511,145
                 Revenue Refunding Bonds, St. Elizabeth Hospital Obligated
                 Group, Series 1997, 6.000%, 7/01/27

        5,750   New Jersey Health Care Facilities Financing Authority,                8/11 at 100.00         AAA          5,854,938
                 FHA-Insured Mortgage Revenue Bonds, Jersey City
                 Medical Center, Series 2001, 5.000%, 8/01/41 -
                 AMBAC Insured

        3,000   New Jersey Health Care Facilities Financing Authority,                7/11 at 100.00          A3          3,183,930
                 Revenue Bonds, Kennedy Health System, Series 2001,
                 5.500%, 7/01/21

        3,135   New Jersey Health Care Facilities Financing Authority,                1/12 at 100.00          AA          3,211,808
                 Revenue Refunding Bonds, Bayshore Community Hospital,
                 Series 2002, 5.125%, 7/01/32 - RAAI Insured

        7,860   New Jersey Health Care Facilities Financing Authority,                7/12 at 100.00        Baa1          8,450,915
                 Revenue Bonds, South Jersey Hospital System, Series 2002,
                 5.875%, 7/01/21

        3,000   New Jersey Health Care Facilities Financing Authority,                7/13 at 100.00        Baa3          3,037,560
                 Revenue Bonds, Somerset Medical Center, Series 2003,
                 5.500%, 7/01/33

                New Jersey Health Care Facilities Financing Authority, Revenue
                Bonds, Robert Wood Johnson University Hospital, Series 2000:
        3,850    5.750%, 7/01/25                                                      7/10 at 100.00           A          4,162,928
        2,000    5.750%, 7/01/31                                                      7/10 at 100.00           A          2,145,260

        4,320   New Jersey Health Care Facilities Financing Authority,                7/08 at 101.00         Aaa          4,443,422
                 Revenue Refunding Bonds, St. Barnabas Healthcare System,
                 West Hudson Hospital Obligated Group, Series 1998A,
                 5.000%, 7/01/23 - MBIA Insured

        5,040   New Jersey Health Care Facilities Financing Authority,                7/10 at 100.00         AAA          5,413,867
                 Revenue Bonds, Society of the Valley Hospital Obligated
                 Group, Series 2000, 5.375%, 7/01/31 - AMBAC Insured

        2,000   New Jersey Health Care Facilities Financing Authority,                7/10 at 100.00        BBB+          2,259,260
                 Revenue Bonds, St. Peter's University Hospital, Series 2000A,
                 6.875%, 7/01/20

        3,500   New Jersey Health Care Facilities Financing Authority,                7/09 at 101.00         AAA          3,707,550
                 Revenue Bonds, Meridian Health System Obligated Group,
                 Series 1999, 5.250%, 7/01/29 - FSA Insured

        1,690   New Jersey Health Care Facilities Financing Authority,                7/14 at 100.00          AA          1,799,208
                 Revenue Bonds, St. Clares Hospital, Series 2004A,
                 5.250%, 7/01/20 - RAAI Insured

        3,885   Newark, New Jersey, GNMA Collateralized Health Care                   6/12 at 102.00         Aaa          4,085,311
                 Facility Revenue Bonds, New Community Urban Renewal
                 Corporation, Series 2001A, 5.200%, 6/01/30


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.2% (2.8% OF TOTAL INVESTMENTS)

$         995   Long Branch Housing Finance Corporation New Jersey,                   4/05 at 100.00         N/R     $    1,000,801
                 Housing Revenue Bonds, Washington Manor Associates
                 Ltd. Section 8 Assisted Elderly Project, Series 1980, 10.000%,
                 10/01/11

        4,500   New Jersey Housing and Mortgage Finance Agency,                       5/05 at 102.00         AAA          4,616,325
                 Multifamily Housing Revenue Bonds, Series 1995A,
                 6.000%, 11/01/14 - AMBAC Insured

        4,500   New Jersey Housing and Mortgage Finance Agency,                       5/06 at 102.00         AAA          4,658,220
                 Multifamily Housing Revenue Bonds, Series 1996A,
                 6.250%, 5/01/28 (Alternative Minimum Tax) - AMBAC Insured

        2,743   Newark Housing Authority, New Jersey, GNMA Collateralized            10/09 at 102.00         Aaa          2,913,025
                 Housing Revenue Bonds, Fairview Apartments Project,
                 Series 2000A, 6.400%, 10/20/34 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.3% (2.9% OF TOTAL INVESTMENTS)

        3,545   New Jersey Housing and Mortgage Finance Agency,                      10/07 at 101.50         AAA          3,670,139
                 Home Buyer Program Revenue Bonds, Series 1997U,
                 5.850%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

        4,135   New Jersey Housing and Mortgage Finance Agency,                      10/10 at 100.00         AAA          4,165,599
                 Home Buyer Program Revenue Bonds, Series 2000CC,
                 5.875%, 10/01/31 (Alternative Minimum Tax) - MBIA Insured

        2,740   Puerto Rico Housing Finance Corporation, Mortgage-Backed              6/11 at 100.00         AAA          2,820,227
                 Securities Home Mortgage Revenue Bonds, Series 2001A,
                 5.200%, 12/01/33

        2,740   Puerto Rico Housing Finance Corporation, Mortgage-Backed              6/11 at 100.00         AAA          2,811,569
                 Securities Home Mortgage Revenue Bonds, Series 2001B,
                 5.300%, 12/01/28 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.2% (1.5% OF TOTAL INVESTMENTS)

                New Jersey Health Care Facilities Financing Authority, Revenue
                Bonds, House of the Good Shepherd Obligated Group, Series 2001:
        1,000    5.100%, 7/01/21 - RAAI Insured                                       7/11 at 100.00          AA          1,042,470
        1,500    5.200%, 7/01/31 - RAAI Insured                                       7/11 at 100.00          AA          1,547,430

        2,925   New Jersey Economic Development Authority, GNMA                      12/11 at 103.00         Aaa          3,071,192
                 Collateralized Mortgage Revenue Bonds, Victoria Health
                 Corporation, Series 2001A, 5.200%, 12/20/36

        1,125   New Jersey Economic Development Authority, First Mortgage            11/14 at 100.00         N/R          1,170,934
                 Revenue Bonds, Winchester Gardens at Wards Homestead,
                 Series 2004A, 5.750%, 11/01/24

------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 2.0% (1.3% OF TOTAL INVESTMENTS)

        6,250   Salem County Pollution Control Financing Authority,                   5/05 at 100.00         AA-          6,331,250
                 New Jersey, Waste Disposal Revenue Bonds, E.I. DuPont de
                 Nemours and Company - Chambers Works Project,
                 Series 1991A, 6.500%, 11/15/21 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 10.3% (6.8% OF TOTAL INVESTMENTS)

                Clifton, New Jersey, General Obligation Bonds, Series 2002:
        1,700    5.000%, 1/15/21 - FGIC Insured                                       1/11 at 100.00         AAA          1,783,402
        1,625    5.000%, 1/15/22 - FGIC Insured                                       1/11 at 100.00         AAA          1,697,638

        1,000   Essex County, New Jersey, General Obligation Refunding               11/07 at 101.00         Aaa          1,076,560
                 Bonds, Series 1996A-1, 5.000%, 11/15/11 - FGIC Insured

        1,735   Jersey City, New Jersey, General Obligation Public Improvement        9/11 at 102.00         AAA          1,851,106
                 Bonds, Series 2003B, 5.000%, 9/01/20 - FSA Insured

        3,000   Jersey City, New Jersey, General Obligation Improvement                 No Opt. Call         AAA          3,374,280
                 Bonds, Series 2002A, 5.250%, 3/01/13 - AMBAC Insured

        1,420   Lenape Regional High School District, Burlington County,                No Opt. Call         Aaa          1,575,149
                 New Jersey, General Obligation Bonds, Series 2004,
                 5.000%, 4/01/14 - FGIC Insured

                Middletown Township Board of Education, Monmouth County, New
                Jersey, Refunding School Bonds, Series 2001:
        4,725    5.000%, 8/01/22 - FSA Insured                                        8/10 at 100.00         AAA          4,926,758
        1,500    5.000%, 8/01/27 - FSA Insured                                        8/10 at 100.00         AAA          1,553,085

        5,000   New Jersey, General Obligation Bonds, Series 1992D,                     No Opt. Call         AA-          5,784,600
                 6.000%, 2/15/11

                Sayreville School District, Middlesex County, New Jersey,
                General Obligation Bonds, Series 2002:
        1,470    5.000%, 3/01/24 - FGIC Insured                                       3/12 at 100.00         AAA          1,539,722
        1,545    5.000%, 3/01/25 - FGIC Insured                                       3/12 at 100.00         AAA          1,613,428


                                       23


                        Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ) (continued)
                             Portfolio of INVESTMENTS December 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       1,285   Tinton Falls Board of Education, Monmouth County,                    10/14 at 100.00         Aaa     $    1,426,530
                 New Jersey, General Obligation Bonds, Series 2004,
                 5.000%, 10/15/15 - FSA Insured

                West Deptford Township, New Jersey, General Obligation
                Bonds, Series 2004:
        1,690    5.000%, 9/01/16 - AMBAC Insured                                      9/14 at 100.00         Aaa          1,860,606
        1,865    4.750%, 9/01/18 - AMBAC Insured                                      9/14 at 100.00         Aaa          1,978,429


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 31.3% (20.8% OF TOTAL INVESTMENTS)

        3,320   Atlantic County Improvement Authority, New Jersey,                   11/10 at 100.00         Aaa          3,580,454
                 Egg Harbor Township Guaranteed Revenue Bonds,
                 Egg Harbor Township Golf Corporation, Series 2000,
                 5.400%, 11/01/30 - AMBAC Insured

                Bergen County Improvement Authority, New Jersey, Guaranteed
                Lease Revenue Bonds, County Administration Complex Project,
                Series 2003:
        1,510    4.500%, 11/15/12                                                       No Opt. Call         Aaa          1,636,311
        1,795    5.000%, 11/15/17                                                    11/13 at 100.00         Aaa          1,976,295
        2,000    5.000%, 11/15/18                                                    11/13 at 100.00         Aaa          2,189,900

        2,225   Essex County Improvement Authority, New Jersey, General              10/13 at 100.00         Aaa          2,302,141
                 Obligation Lease Revenue Bonds, Correctional Facilities
                 Project, Series 2003A, 5.000%, 10/01/28 - FGIC Insured

       10,000   Essex County Improvement Authority, New Jersey, Lease                   No Opt. Call         Aaa         11,090,700
                 Revenue Bonds, Series 2003, 5.000%, 12/15/12 - FSA Insured

                Garden State Preservation Trust, New Jersey, Open Space and
                Farmland Preservation Bonds, Series 2003A:
        2,000    5.250%, 11/01/19 - FSA Insured                                      11/13 at 100.00         AAA          2,202,360
        3,000    5.000%, 11/01/20 - FSA Insured                                      11/13 at 100.00         AAA          3,208,560
        3,365    5.000%, 11/01/21 - FSA Insured                                      11/13 at 100.00         AAA          3,580,932

                Lacey Municipal Utilities Authority, Ocean County, New Jersey,
                Water Revenue Bonds, Series 2003B:
        1,750    5.000%, 12/01/17 - FGIC Insured                                     12/13 at 100.00         Aaa          1,895,810
        1,835    5.000%, 12/01/18 - FGIC Insured                                     12/13 at 100.00         Aaa          1,977,855
        1,000    5.000%, 12/01/19 - FGIC Insured                                     12/13 at 100.00         Aaa          1,073,960

        1,445   Lower Township Municipal Utilities Authority, Cape May                  No Opt. Call         Aaa          1,575,628
                 County, New Jersey, Revenue Bonds, Series 2003D,
                 5.000%, 12/01/16 - FGIC Insured

                Middlesex County Improvement Authority, New Jersey, County
                Guaranteed Open Space Trust Fund Revenue Bonds, Series 2003:
        1,000    5.250%, 9/15/16                                                      9/13 at 100.00         AAA          1,115,430
        2,000    5.250%, 9/15/18                                                      9/13 at 100.00         AAA          2,213,600
        1,000    5.250%, 9/15/21                                                      9/13 at 100.00         AAA          1,097,550

        2,500   New Jersey Health Care Facilities Financing Authority,                9/13 at 100.00          A+          2,584,500
                 Lease Revenue Bonds, Department of Human Services -
                 Greystone Park Psychiatric Hospital, Series 2003,
                 5.000%, 9/15/25

        7,000   New Jersey Economic Development Authority, Revenue Bonds,             7/14 at 100.00         AAA          7,865,410
                 Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 -
                 MBIA Insured

        1,000   New Jersey Economic Development Authority, School                     6/11 at 100.00         AAA          1,095,900
                 Facilities Construction Bonds, Series 2001A, 5.250%, 6/15/19 -
                 AMBAC Insured

                New Jersey Economic Development Authority, School
                Facilities Construction Bonds, Series 2002C:
        4,000    5.000%, 6/15/15 - MBIA Insured                                       6/12 at 100.00         AAA          4,337,680
        5,000    5.000%, 6/15/20 - MBIA Insured                                       6/12 at 100.00         AAA          5,301,300

        4,000   New Jersey Economic Development Authority, Cigarette                  6/14 at 100.00         BBB          4,163,480
                 Tax Revenue Bonds, Series 2004, 5.750%, 6/15/34

        3,000   New Jersey Economic Development Authority, School                     6/13 at 100.00         AAA          3,282,270
                 Facilities Construction Bonds, Series 2003F, 5.250%, 6/15/21 -
                 FGIC Insured

        3,600   New Jersey Economic Development Authority, School                     9/13 at 100.00         AAA          3,898,296
                 Facilities Construction Bonds, Series 2004G,
                 5.000%, 9/01/17 - MBIA Insured

        2,000   New Jersey Educational Facilities Authority, Revenue Bonds,           9/12 at 100.00         AAA          2,194,000
                 Higher Education Capital Improvement Bonds, Fund Issue,
                 Series 2002A, 5.250%, 9/01/19 - AMBAC Insured

        3,600   New Jersey Transportation Trust Fund Authority, Transportation          No Opt. Call         AAA          4,047,696
                 System Bonds, Series 2004B, 5.250%, 12/15/13 - FGIC Insured


                                       24

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                New Jersey Transportation Trust Fund Authority, Transportation
                System Bonds, Series 2003C:
$       3,000    5.500%, 6/15/17                                                      6/13 at 100.00          A+     $    3,325,770
        3,000    5.500%, 6/15/18                                                      6/13 at 100.00          A+          3,316,680

        5,670   New Jersey Transportation Trust Fund Authority, Transportation       12/11 at 100.00         AAA          6,017,571
                 System Bonds, Series 2001B, 5.000%, 12/15/21 - MBIA Insured

        1,895   North Bergen Township Municipal Utilities Authority, Hudson             No Opt. Call         AAA          2,332,442
                 County, New Jersey, Sewer Revenue Refunding Bonds,
                 Series 1993, 7.875%, 12/15/09 - FGIC Insured

        1,250   Ocean County Utilities Authority, New Jersey, Wastewater              1/11 at 101.00         Aa1          1,329,050
                 Revenue Refunding Bonds, Series 2000, 5.000%, 1/01/18


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 30.9% (20.5% OF TOTAL INVESTMENTS)

        3,275   Delaware River and Bay Authority, Delaware and                        1/10 at 101.00         AAA          3,637,870
                 New Jersey, Revenue Bonds, Series 2000A,
                 5.750%, 1/01/29 - AMBAC Insured

        2,960   Delaware River Port Authority, Pennsylvania and                       1/12 at 100.00         AAA          3,101,873
                 New Jersey, Revenue Refunding Bonds, Port District Project,
                 Series 2001A, 5.200%, 1/01/27 - FSA Insured

        7,000   Delaware River Port Authority, Pennsylvania and New Jersey,           1/06 at 102.00         AAA          7,316,260
                 Revenue Bonds, Series 1995, 5.500%, 1/01/26 - FGIC Insured

        3,500   Delaware River Port Authority, Pennsylvania and New Jersey,           1/10 at 100.00         AAA          3,875,270
                 Revenue Bonds, Series 1999, 5.750%, 1/01/22 - FSA Insured

        3,000   New Jersey Economic Development Authority, Revenue Bonds,             5/05 at 100.00         CCC          2,164,320
                 American Airlines Inc., Series 1991, 7.100%, 11/01/31
                 (Alternative Minimum Tax)

                New Jersey Turnpike Authority, Revenue Bonds, Series 2000A:
        9,275    5.500%, 1/01/25 - MBIA Insured                                       1/10 at 100.00         AAA         10,017,557
       10,000    5.500%, 1/01/27                                                      1/10 at 100.00           A         10,532,500
        2,000    5.500%, 1/01/30 - MBIA Insured                                       1/10 at 100.00         AAA          2,160,120

        9,500   New Jersey Turnpike Authority, Revenue Bonds, Series 2003A,           7/13 at 100.00         AAA         10,189,510
                 5.000%, 1/01/19 - FGIC Insured

                New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
          665    6.500%, 1/01/16                                                        No Opt. Call           A            800,853
          215    6.500%, 1/01/16 - MBIA Insured                                         No Opt. Call         AAA            261,919

        1,250   Newark Housing Authority, New Jersey, Port Authority Terminal         1/14 at 100.00         AAA          1,362,688
                 Revenue Bonds, Series 2004, 5.250%, 1/01/21 - MBIA Insured

                Port Authority of New York and New Jersey, Consolidated Revenue
                Bonds, One Hundred Twenty-Fifth Series 2002:
        2,280    5.000%, 10/15/26 - FSA Insured                                       4/12 at 101.00         AAA          2,377,333
        5,000    5.000%, 4/15/32 - FSA Insured                                        4/12 at 101.00         AAA          5,159,750

        6,850   Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA          7,304,977
                 Revenue Bonds, One Hundred Twenty-First Series 2000,
                 5.375%, 10/15/35 - MBIA Insured

                Port Authority of New York and New Jersey, Special Project
                Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
        3,500    7.000%, 12/01/12 (Alternative Minimum Tax) - MBIA Insured              No Opt. Call         AAA          4,206,860
        6,605    5.750%, 12/01/22 (Alternative Minimum Tax) - MBIA Insured           12/07 at 102.00         AAA          7,166,491
       12,130    5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA Insured           12/07 at 100.00         AAA         12,923,423

        2,000   South Jersey Port Corporation, New Jersey, Marine Terminal            1/13 at 100.00          A-          2,048,540
                 Revenue Refunding Bonds, Series 2002K, 5.100%, 1/01/33


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 10.4% (6.9% OF TOTAL INVESTMENTS)

        4,655   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          5,051,234
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

       10,000   Essex County Improvement Authority, New Jersey, General              10/10 at 100.00         Aaa         11,570,200
                 Obligation Guaranteed Lease Revenue Bonds, County
                 Correctional Facility Project, Series 2000, 6.000%, 10/01/25
                 (Pre-refunded to 10/01/10) - FGIC Insured

                New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
        2,505    6.500%, 1/01/16                                                        No Opt. Call        A***          3,046,180
          760    6.500%, 1/01/16 - MBIA Insured                                         No Opt. Call         AAA            924,190


                                       25


                        Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ) (continued)
                              Portfolio of INVESTMENTS December 31, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** (continued)

$       1,230   Puerto Rico, General Obligation and Public Improvement                7/11 at 100.00         AAA     $    1,379,076
                 Bonds, Series 2001, 5.125%, 7/01/30 (Pre-refunded to
                 7/01/11) - FSA Insured

        7,500   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          8,186,550
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/34

        2,000   West Orange Board of Education, Essex County, New Jersey,            10/09 at 101.00         Aaa          2,307,480
                 Certificates of Participation, Series 1999, 6.000%, 10/01/24
                 (Pre-refunded to 10/01/09) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 6.6% (4.4% OF TOTAL INVESTMENTS)

        2,205   Camden County Pollution Control Financing Authority,                  6/05 at 100.00          B2          2,204,669
                 New Jersey, Solid Waste Disposal and Resource Recovery
                 System Revenue Bonds, Series 1991B, 7.500%, 12/01/09
                 (Alternative Minimum Tax)

        3,500   Camden County Pollution Control Financing Authority,                  6/05 at 100.00          B2          3,499,475
                 New Jersey, Solid Waste Disposal and Resource Recovery
                 System Revenue Bonds, Series 1991A, 7.500%, 12/01/10
                 (Alternative Minimum Tax)

        2,055   Mercer County Improvement Authority, New Jersey, Solid               12/13 at 100.00         AAA          2,264,610
                 Waste Revenue Bonds, Regional Sludge Project, Series 2003,
                 5.000%, 12/15/14 - FGIC Insured

          400   New Jersey Economic Development Authority, Pollution                  1/05 at 101.50        Baa3            413,400
                 Control Revenue Bonds, Jersey Power and Light Company,
                 Series 1985, 7.100%, 7/01/15

        5,950   Puerto Rico Electric Power Authority, Power Revenue Refunding         7/09 at 101.50         AAA          6,626,332
                 Bonds, Series 1999FF, 5.250%, 7/01/13 - MBIA Insured

        2,500   Salem County Pollution Control Financing Authority,                   4/12 at 101.00        Baa1          2,680,700
                 New Jersey, Pollution Control Revenue Refunding Bonds,
                 PSEG Power LLC Project, Series 2001A, 5.750%, 4/01/31
                 (Alternative Minimum Tax)

        3,000   Union County Utilities Authority, New Jersey, Solid Waste             6/08 at 101.00         AAA          3,066,210
                 Facility Senior Lien Revenue Bonds, Ogden Martin Systems
                 of Union Inc., Series 1998A, 5.000%, 6/01/23 (Alternative
                 Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 5.7% (3.8% OF TOTAL INVESTMENTS)

        3,000   Jersey City Municipal Utilities Authority, Hudson County,             7/08 at 102.00         AAA          3,172,260
                 New Jersey, Sewer Revenue Bonds, Series 2001A-2,
                 5.200%, 7/15/21 (Alternative Minimum Tax) - FGIC Insured

        7,500   New Jersey Economic Development Authority, Water                      5/06 at 102.00         Aaa          7,927,050
                 Facilities Revenue Bonds, American Water Company,
                 Series 1996, 6.000%, 5/01/36 (Alternative Minimum Tax) -
                 FGIC Insured

                North Hudson Sewer Authority, New Jersey, Sewer Revenue
                Refunding Bonds, Series 2002A:
        3,000    5.250%, 8/01/16 - FGIC Insured                                       8/12 at 100.00         Aaa          3,325,440
        3,000    5.250%, 8/01/18 - FGIC Insured                                       8/12 at 100.00         Aaa          3,298,290
------------------------------------------------------------------------------------------------------------------------------------
$     442,243   Total Long-Term Investments (cost $448,836,672) - 150.6%                                                470,606,513
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.2%                                                                      3,844,541
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.8)%                                                       (162,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  312,451,054
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ)
                        Portfolio of
                                INVESTMENTS December 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.7% (3.2% OF TOTAL INVESTMENTS)

$       3,395   Tobacco Settlement Financing Corporation, New Jersey,                 6/12 at 100.00         BBB     $    3,244,024
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 5.750%, 6/01/32

                Tobacco Settlement Financing Corporation, New Jersey,
                Tobacco Settlement Asset-Backed Bonds, Series 2003:
        3,520    6.125%, 6/01/24                                                      6/13 at 100.00         BBB          3,484,342
        2,250    6.375%, 6/01/32                                                      6/13 at 100.00         BBB          2,168,168


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 15.5% (10.5% OF TOTAL INVESTMENTS)

                New Jersey Higher Education Assistance Authority, Student
                Loan Revenue Bonds, Series 2000A:
        2,320    5.700%, 6/01/08 (Alternative Minimum Tax) - MBIA Insured               No Opt. Call         AAA          2,347,678
        1,545    6.000%, 6/01/15 (Alternative Minimum Tax) - MBIA Insured             6/10 at 101.00         AAA          1,566,213

        2,960   New Jersey Economic Development Authority, Revenue Bonds,               No Opt. Call         N/R          3,170,870
                 Yeshiva Ktana of Passaic, Series 1993, 8.000%, 9/15/18

          420   New Jersey Educational Facilities Authority, Revenue Bonds,           1/05 at 100.00          A-            421,499
                 Trenton State College Issue, Series 1976D, 6.750%, 7/01/08

          500   New Jersey Educational Facilities Authority, Revenue Bonds,           7/13 at 100.00           A            503,510
                 Fairleigh Dickinson University, Series 2002D,
                 5.250%, 7/01/32 - ACA Insured

        1,000   New Jersey Educational Facilities Authority, Revenue Bonds,           7/13 at 100.00         AAA          1,074,050
                 Rowan University, Series 2003I, 5.125%, 7/01/21 -
                 FGIC Insured

        1,245   New Jersey Educational Facilities Authority, Revenue Bonds,           7/14 at 100.00         AAA          1,359,428
                 Montclair State University, Series 2004L, 5.125%, 7/01/19 -
                 MBIA Insured

                New Jersey Educational Facilities Authority, Revenue Bonds,
                Ramapo College, Series 2004H:
        1,640    5.000%, 7/01/18 - FGIC Insured                                       7/14 at 100.00         AAA          1,777,334
        1,040    5.000%, 7/01/23 - FGIC Insured                                       7/14 at 100.00         AAA          1,101,703

                New Jersey Educational Facilities Authority, Revenue Bonds, New
                Jersey Institute of Technology, Series 2004B:
        1,375    5.000%, 7/01/18 - AMBAC Insured                                      1/14 at 100.00         AAA          1,485,083
          725    5.000%, 7/01/19 - AMBAC Insured                                      1/14 at 100.00         AAA            780,194
        1,530    4.750%, 7/01/20 - AMBAC Insured                                      1/14 at 100.00         AAA          1,594,275
        1,125    4.250%, 7/01/24 - AMBAC Insured                                      1/14 at 100.00         AAA          1,105,234

          300   New Jersey Educational Facilities Authority, Revenue Bonds,           7/14 at 100.00          AA            326,127
                 Rider University, Series 2004A, 5.500%, 7/01/23

          300   New Jersey Educational Facilities Authority, Revenue Bonds,           7/14 at 100.00         N/R            310,659
                 Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23

                New Jersey Educational Facilities Authority, Revenue Bonds,
                Rowan University, Series 2004C:
          905    5.000%, 7/01/15 - MBIA Insured                                       7/14 at 100.00         AAA            998,903
          400    5.000%, 7/01/20 - MBIA Insured                                       7/14 at 100.00         AAA            429,556

          305   New Jersey Higher Education Assistance Authority, Student             1/05 at 100.00          A+            305,583
                 Loan Revenue Bonds, New Jersey Class Loan Program,
                 Series 1992A, 6.125%, 7/01/09 (Alternative Minimum Tax)

        2,575   New Jersey Higher Education Assistance Authority, Student             6/09 at 101.00         AAA          2,718,685
                 Loan Revenue Bonds, Series 1999A, 5.250%, 6/01/18
                 (Alternative Minimum Tax) - MBIA Insured

        2,025   University of Medicine and Dentistry of New Jersey,                   4/13 at 100.00         AAA          2,148,201
                 Certificates of Participation, Child Health Institute, LLC,
                 Series 2003, 5.000%, 4/15/21 - AMBAC Insured

        1,000   University of Medicine and Dentistry of New Jersey,                   6/14 at 100.00         AAA          1,032,310
                 Certificates of Participation, University Housing Associates, LLC,
                 Series 2004, 5.000%, 6/15/29 - MBIA Insured

        2,750   University of Medicine and Dentistry of New Jersey, Revenue          12/12 at 100.00         AAA          2,831,565
                 Bonds, Series 2002A, 5.000%, 12/01/31 - AMBAC Insured


                                       27


                        Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ) (continued)
                              Portfolio of INVESTMENTS December 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FINANCIALS - 0.6% (0.3% OF TOTAL INVESTMENTS)

$       1,000   New Jersey Economic Development Authority, Revenue                      No Opt. Call        Baa3     $    1,078,410
                 Refunding Bonds, Kapkowski Road Landfill Project,
                 Series 2002, 5.750%, 10/01/21

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 12.9% (8.7% OF TOTAL INVESTMENTS)

          620   Camden County Improvement Authority, New Jersey, Revenue              8/14 at 100.00         BBB            647,144
                 Bonds, Cooper Health System,  Series 2004A, 5.750%, 2/15/34

        3,500   New Jersey Health Care Facilities Financing Authority,                7/11 at 100.00          A3          3,684,520
                 Revenue Bonds, Kennedy Health System, Series 2001,
                 5.625%, 7/01/31

        1,710   New Jersey Health Care Facilities Financing Authority,                1/12 at 100.00          AA          1,767,593
                 Revenue Refunding Bonds, Bayshore Community Hospital,
                 Series 2002, 5.000%, 7/01/22 - RAAI Insured

        1,130   New Jersey Health Care Facilities Financing Authority,                7/12 at 100.00           A          1,215,722
                 Revenue Refunding Bonds, Atlantic City Medical Center,
                 Series 2002, 5.750%, 7/01/25

        3,000   New Jersey Health Care Facilities Financing Authority,                7/12 at 100.00        Baa1          3,225,540
                 Revenue Bonds, South Jersey Hospital System, Series 2002,
                 5.875%, 7/01/21

        1,875   New Jersey Health Care Facilities Financing Authority,                7/13 at 100.00        Baa3          1,898,475
                 Revenue Bonds, Somerset Medical Center, Series 2003,
                 5.500%, 7/01/33

          545   New Jersey Health Care Facilities Financing Authority,                7/10 at 101.00        BBB-            614,809
                 Revenue Bonds, Trinitas Hospital Obligated Group,
                 Series 2000, 7.500%, 7/01/30

        2,900   New Jersey Health Care Facilities Financing Authority,                1/10 at 101.00          A2          3,060,747
                 Revenue Bonds, Hackensack University Medical Center,
                 Series 2000, 6.000%, 1/01/34

        2,000   New Jersey Health Care Facilities Financing Authority,                7/10 at 100.00         AAA          2,233,440
                 Revenue Bonds, Society of the Valley Hospital Obligated
                 Group, Series 2000, 5.750%, 7/01/15 - AMBAC Insured

        1,800   New Jersey Health Care Facilities Financing Authority,                7/09 at 101.00         AAA          1,999,908
                 Revenue Bonds, Meridian Health System Obligated Group,
                 Series 1999, 5.625%, 7/01/12 - FSA Insured

        1,270   New Jersey Health Care Facilities Financing Authority,                7/14 at 100.00          AA          1,352,067
                 Revenue Bonds, St. Clares Hospital, Series 2004A,
                 5.250%, 7/01/20 - RAAI Insured

        2,650   Puerto Rico Industrial, Tourist, Educational, Medical and             6/05 at 102.50        Baa1          2,722,053
                 Environmental Control Facilities Financing Authority,
                 Adjustable Rate Industrial Revenue Bonds, American Home
                 Products Corporation, Series 1983A, 5.100%, 12/01/18

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 6.0% (4.1% OF TOTAL INVESTMENTS)

          340   Essex County Improvement Authority, New Jersey, FNMA                 11/12 at 100.00         Aaa            344,308
                 Enhanced Multifamily Revenue Bonds, Mount Carmel
                 Towers, Series 2002, 4.750%, 11/01/22 (Alternative
                 Minimum Tax)

          595   Long Branch Housing Finance Corporation New Jersey,                   4/05 at 100.00         N/R            598,469
                 Housing Revenue Bonds, Washington Manor Associates
                 Ltd. Section 8 Assisted Elderly Project, Series 1980,
                 10.000%, 10/01/11

        2,875   New Jersey Housing and Mortgage Finance Agency,                       5/05 at 102.00         AAA          2,949,319
                 Multifamily Housing Revenue Bonds, Series 1995A,
                 6.000%, 11/01/14 - AMBAC Insured

        7,000   New Jersey Housing and Mortgage Finance Agency,                      11/07 at 101.50         AAA          7,429,030
                 Multifamily Housing Revenue Bonds, Series 1997A,
                 5.550%, 5/01/27 (Alternative Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.2% (1.5% OF TOTAL INVESTMENTS)

          555   New Jersey Housing and Mortgage Finance Agency,                      10/05 at 101.50         AAA            563,236
                 Home Buyer Program Revenue Bonds, Series 1995O,
                 6.300%, 10/01/23 (Alternative Minimum Tax) - MBIA Insured

                New Jersey Housing and Mortgage Finance Agency, Home Buyer
                Program Revenue Bonds, Series 1997U:
        1,965    5.700%, 10/01/14 (Alternative Minimum Tax) - MBIA Insured           10/07 at 101.50         AAA          2,060,401
          535    5.850%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured            10/07 at 101.50         AAA            553,886

          415   New Jersey Housing and Mortgage Finance Agency,                      10/08 at 101.50         AAA            423,665
                 Home Buyer Program Revenue Bonds, Series 1998X,
                 5.350%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

          500   New Jersey Housing and Mortgage Finance Agency,                         No Opt. Call         AAA            506,590
                 Home Buyer Program Revenue Bonds, Series 2000CC,
                 4.600%, 10/01/09 - MBIA Insured


                                       28

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 0.3% (0.3% OF TOTAL INVESTMENTS)

$         750   New Jersey Economic Development Authority, First Mortgage            11/14 at 100.00         N/R     $      772,650
                 Revenue Bonds, Winchester Gardens at Wards Homestead,
                 Series 2004A, 5.800%, 11/01/31

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 13.6% (9.3% OF TOTAL INVESTMENTS)

        2,460   Freehold Regional High School District, Monmouth County                 No Opt. Call         AAA          2,736,430
                 Board of Education, New Jersey, School District Refunding
                 Bonds, Series 2001, 5.000%, 3/01/17 - FGIC Insured

        1,500   Jersey City, New Jersey, General Obligation Public Improvement        9/11 at 102.00         AAA          1,600,380
                 Bonds, Series 2003B, 5.000%, 9/01/20 - FSA Insured

        1,170   Jersey City, New Jersey, General Obligation Improvement                 No Opt. Call         AAA          1,315,969
                 Bonds, Series 2002A, 5.250%, 3/01/13 - AMBAC Insured

        2,000   Manalapan-Englishtown Regional Board of Education,                   10/13 at 100.00         AAA          2,084,020
                 New Jersey, General Obligation Bonds, Series 2003,
                 5.000%, 10/01/27 - MBIA Insured

                New Jersey, General Obligation Bonds, Series 1992D:
        2,580    6.000%, 2/15/11                                                        No Opt. Call         AA-          2,984,854
        1,560    6.000%, 2/15/13                                                        No Opt. Call         AA-          1,831,534

        4,000   Passaic County, New Jersey, General Improvement Refunding               No Opt. Call         AAA          4,485,280
                 Bonds, Series 1993, 5.125%, 9/01/12 - FGIC Insured

                Stafford Township Board of Education, Ocean County, New Jersey,
                General Obligation Bonds, Series 2003:
        1,350    5.250%, 1/15/18 - FSA Insured                                        1/12 at 100.00         Aaa          1,480,100
        1,100    5.250%, 1/15/19 - FSA Insured                                        1/12 at 100.00         Aaa          1,203,367

        2,085   Washington Township Board of Education, Gloucester County,            2/13 at 100.00         Aaa          2,282,429
                 New Jersey, General Obligation Bonds, Series 2004,
                 5.000%, 2/01/15 - MBIA Insured

        1,780   West Deptford Township, New Jersey, General Obligation                9/14 at 100.00         Aaa          1,904,493
                 Bonds, Series 2004, 4.750%, 9/01/17 - AMBAC Insured

        1,800   Woodbridge Township, Middlesex County, New Jersey, Sewer              7/09 at 102.00         Aaa          1,971,018
                 Utility Bonds, Series 1999, 5.300%, 7/01/20 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 37.0% (25.2% OF TOTAL INVESTMENTS)

                Bergen County Improvement Authority, New Jersey, Guaranteed
                Lease Revenue Bonds, County Administration Complex Project,
                Series 2003:
        1,000    4.500%, 11/15/12                                                       No Opt. Call         Aaa          1,083,650
        1,200    5.000%, 11/15/17                                                    11/13 at 100.00         Aaa          1,321,200
        1,145    5.000%, 11/15/18                                                    11/13 at 100.00         Aaa          1,253,718

        1,155   Ocean County, New Jersey, Brick Township Municipal Utilities         12/12 at 100.00         Aaa          1,271,944
                 Authority, Revenue Bonds, Series 2002, 5.250%, 12/01/18 -
                 FGIC Insured

        2,225   Essex County Improvement Authority, New Jersey, General              10/13 at 100.00         Aaa          2,302,141
                 Obligation Lease Revenue Bonds, Correctional Facilities
                 Project, Series 2003A, 5.000%, 10/01/28 - FGIC Insured

        5,515   Essex County Improvement Authority, New Jersey, Lease                12/13 at 100.00         Aaa          5,984,547
                 Revenue Bonds, Series 2003, 5.125%, 12/15/19 - FSA Insured

                Garden State Preservation Trust, New Jersey, Open Space
                and Farmland Preservation Bonds, Series 2003A:
        1,200    5.250%, 11/01/19 - FSA Insured                                      11/13 at 100.00         AAA          1,321,416
        1,750    5.000%, 11/01/20 - FSA Insured                                      11/13 at 100.00         AAA          1,871,660
        1,965    5.000%, 11/01/21 - FSA Insured                                      11/13 at 100.00         AAA          2,091,094

        1,000   Hudson County Improvement Authority, New Jersey,                      1/08 at 101.50         AAA          1,066,950
                 Utility System Revenue Bonds, Harrison Franchise
                 Acquisition Project, Series 1997, 5.350%, 1/01/27 -
                 FSA Insured

                Middlesex County Improvement Authority, New Jersey, County
                Guaranteed Open Space Trust Fund Revenue Bonds, Series 2003:
        1,000    5.250%, 9/15/16                                                      9/13 at 100.00         AAA          1,115,430
        1,705    5.250%, 9/15/17                                                      9/13 at 100.00         AAA          1,893,096
        1,000    5.250%, 9/15/21                                                      9/13 at 100.00         AAA          1,097,550

        2,720   New Jersey Health Care Facilities Financing Authority, Lease          9/13 at 100.00          A+          2,811,936
                 Revenue Bonds, Department of Human Services - Greystone
                 Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25


                                       29


                        Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ) (continued)
                              Portfolio of INVESTMENTS December 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       4,200   New Jersey Economic Development Authority, Revenue Bonds,             7/14 at 100.00         AAA     $    4,719,246
                 Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 -
                 MBIA Insured

          500   New Jersey Economic Development Authority, School Facilities          6/11 at 100.00         AAA            547,950
                 Construction Bonds, Series 2001A, 5.250%, 6/15/19 -
                 AMBAC Insured

                New Jersey Economic Development Authority, School Facilities
                Construction Bonds, Series 2002C:
        3,000    5.000%, 6/15/15 - MBIA Insured                                       6/12 at 100.00         AAA          3,253,260
        2,000    5.000%, 6/15/20 - MBIA Insured                                       6/12 at 100.00         AAA          2,120,520

        2,540   New Jersey Economic Development Authority, Cigarette Tax              6/14 at 100.00         BBB          2,643,810
                 Revenue Bonds, Series 2004, 5.750%, 6/15/34

        3,425   New Jersey Economic Development Authority, School Facilities          6/13 at 100.00         AAA          3,747,258
                 Construction Bonds, Series 2003F, 5.250%, 6/15/21 -
                 FGIC Insured

        2,250   New Jersey Economic Development Authority, School Facilities          9/13 at 100.00         AAA          2,436,435
                 Construction Bonds, Series 2004G, 5.000%, 9/01/17 -
                 MBIA Insured

        1,500   New Jersey Sports and Exposition Authority, Convention                  No Opt. Call         AAA          1,739,745
                 Center Luxury Tax Bonds, Series 2004, 5.500%, 3/01/22 -
                 MBIA Insured

        1,000   New Jersey Educational Facilities Authority, Revenue Bonds,           9/12 at 100.00         AAA          1,097,000
                 Higher Education Capital Improvement Bonds, Fund Issue,
                 Series 2002A, 5.250%, 9/01/19 - AMBAC Insured

        3,000   New Jersey Transit Corporation, Certificates of Participation,          No Opt. Call         AAA          3,431,790
                 Federal Transit Administration Grants, Series 2002A,
                 5.500%, 9/15/14 - AMBAC Insured

        2,200   New Jersey Transportation Trust Fund Authority, Transportation          No Opt. Call         AAA          2,473,592
                 System Bonds, Series 2004B, 5.250%, 12/15/13 - FGIC Insured

        2,000   New Jersey Transportation Trust Fund Authority, Transportation        6/13 at 100.00          A+          2,211,120
                 System Bonds, Series 2003C, 5.500%, 6/15/18

        7,500   Puerto Rico Municipal Finance Agency, Series 1999A,                   8/09 at 101.00         AAA          8,367,675
                 5.500%, 8/01/17 - FSA Insured

        1,000   Stony Brook Regional Sewer Authority, Princeton, New Jersey,            No Opt. Call         Aa2          1,140,610
                 Revenue Refunding Bonds, Series 1993B, 5.450%, 12/01/12

        1,200   Trenton Parking Authority, Mercer County, New Jersey,                10/13 at 100.00         Aaa          1,258,404
                 Guaranteed Parking System Revenue Bonds, Series 2003,
                 5.000%, 10/01/24 - FGIC Insured

        2,445   Union County Improvement Authority, New Jersey, General               6/13 at 100.00         Aa1          2,571,407
                 Obligation Lease Revenue Bonds, Series 2003,
                 5.000%, 6/15/23

------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 23.6% (16.1% OF TOTAL INVESTMENTS)

        5,000   Delaware River Port Authority, Pennsylvania and New Jersey,           1/08 at 101.00         AAA          5,315,900
                 Revenue Bonds, Port District Project, Series 1998B,
                 5.000%, 1/01/19 - MBIA Insured

        2,495   New Jersey Turnpike Authority, Revenue Bonds, Series 2000A,           1/10 at 100.00         AAA          2,694,750
                 5.500%, 1/01/25 - MBIA Insured

        5,750   New Jersey Turnpike Authority, Revenue Bonds, Series 2003A,           7/13 at 100.00         AAA          6,167,335
                 5.000%, 1/01/19 - FGIC Insured

                New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
        1,830    6.500%, 1/01/16                                                        No Opt. Call           A          2,203,851
          465    6.500%, 1/01/16 - AMBAC Insured                                        No Opt. Call         AAA            563,245
          760    6.500%, 1/01/16 - MBIA Insured                                         No Opt. Call         AAA            925,855

          750   Newark Housing Authority, New Jersey, Port Authority                  1/14 at 100.00         AAA            817,613
                 Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 -
                 MBIA Insured

        2,000   Port Authority of New York and New Jersey, Consolidated               4/12 at 101.00         AAA          2,063,900
                 Revenue Bonds, One Hundred Twenty-Fifth Series 2002,
                 5.000%, 4/15/32 - FSA Insured

                Port Authority of New York and New Jersey, Special Project
                Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
       10,000    5.750%, 12/01/22 (Alternative Minimum Tax) - MBIA Insured           12/07 at 102.00         AAA         10,850,100
       11,000    5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA Insured           12/07 at 100.00         AAA         11,719,510

        1,435   South Jersey Transportation Authority New Jersey,                    11/09 at 101.00         AAA          1,507,711
                 Transportation System Revenue Bonds, Series 1999,
                 5.125%, 11/01/22 - AMBAC Insured


                                       30

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 13.8% (9.4% OF TOTAL INVESTMENTS)

$       4,655   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA     $    5,051,234
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

        2,250   New Jersey Building Authority, State Building Revenue                 6/10 at 100.00       A+***          2,495,385
                 Bonds, Series 2000A, 5.125%, 6/15/20 (Pre-refunded to
                 6/15/10)

        2,500   New Jersey Educational Facilities Authority, Revenue Bonds,           7/10 at 100.00         AAA          2,823,500
                 Princeton University, Series 2000E, 5.500%, 7/01/17
                 (Pre-refunded to 7/01/10)

        2,025   New Jersey Transportation Trust Fund Authority, Transportation       12/11 at 100.00         AAA          2,379,476
                 System Bonds, Series 2001B, 6.000%, 12/15/19
                 (Pre-refunded to 12/15/11) - MBIA Insured

                New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
        6,590    6.500%, 1/01/16                                                        No Opt. Call        A***          8,013,704
        1,760    6.500%, 1/01/16 - AMBAC Insured                                        No Opt. Call         AAA          2,140,230
        2,745    6.500%, 1/01/16 - MBIA Insured                                         No Opt. Call         AAA          3,338,030


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 2.5% (1.7% OF TOTAL INVESTMENTS)

        1,285   Camden County Pollution Control Financing Authority,                  6/05 at 100.00          B2          1,284,820
                 New Jersey, Solid Waste Disposal and Resource Recovery
                 System Revenue Bonds, Series 1991D, 7.250%, 12/01/10

        1,250   New Jersey Economic Development Authority, Pollution                    No Opt. Call        Baa1          1,321,562
                 Control Revenue Refunding Bonds, Public Service Electric
                 and Gas Company, Series 2001A, 5.000%, 3/01/12

        2,000   Puerto Rico Electric Power Authority, Power Revenue                   7/09 at 101.50         AAA          2,227,340
                 Refunding Bonds, Series 1999FF, 5.250%, 7/01/13 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 14.3% (9.7% OF TOTAL INVESTMENTS)

                Bayonne Municipal Utilities Authority, New Jersey,
                Water System Revenue Refunding Bonds, Series 2003A:
        1,450    5.000%, 4/01/19 - XLCA Insured                                       4/13 at 100.00         Aaa          1,546,222
        1,250    5.000%, 4/01/24 - XLCA Insured                                       4/13 at 100.00         Aaa          1,307,063

        1,000   Jersey City Sewer Authority, Hudson County, New Jersey,                 No Opt. Call         AAA          1,199,200
                 Sewer Revenue Refunding Bonds, Series 1993,
                 6.250%, 1/01/14 - AMBAC Insured

        3,100   New Jersey Economic Development Authority, Water Facilities           3/05 at 101.00         AAA          3,163,705
                 Revenue Refunding Bonds, Hackensack Water Company,
                 Series 1994B, 5.900%, 3/01/24 (Alternative Minimum
                 Tax) - MBIA Insured

        6,950   New Jersey Environmental Infrastructure Trust, Environmental          9/11 at 101.00         AAA          7,241,135
                 Infrastructure Bonds, Series 2001A, 4.750%, 9/01/20

        7,000   North Hudson Sewer Authority, New Jersey, Sewer Revenue               8/06 at 101.00         AAA          7,169,400
                 Bonds, Series 1996, 5.125%, 8/01/22 - FGIC Insured

        3,500   North Hudson Sewer Authority, New Jersey, Sewer Revenue               8/12 at 100.00         Aaa          3,838,310
                 Refunding Bonds, Series 2002A, 5.250%, 8/01/19 - FGIC Insured

        1,500   Wanaque Valley Regional Sewer Authority, Passaic County,                No Opt. Call         AAA          1,755,701
                 New Jersey, Sewer Revenue Refunding Bonds, Series 1993B,
                 5.750%, 9/01/18 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     258,700   Total Long-Term Investments (cost $263,115,474) - 147.0%                                                279,238,991
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.2%                                                                      2,365,145
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.2)%                                                        (91,600,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  190,004,136
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ)
                        Portfolio of
                                INVESTMENTS December 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.2% (2.9% OF TOTAL INVESTMENTS)

$         970   Tobacco Settlement Financing Corporation, New Jersey,                 6/12 at 100.00         BBB     $      926,864
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 5.750%, 6/01/32

                Tobacco Settlement Financing Corporation, New Jersey,
                Tobacco Settlement Asset-Backed Bonds, Series 2003:
        2,240    6.125%, 6/01/24                                                      6/13 at 100.00         BBB          2,217,309
        1,125    6.375%, 6/01/32                                                      6/13 at 100.00         BBB          1,084,084


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 18.7% (12.8% OF TOTAL INVESTMENTS)

        1,500   New Jersey Educational Facilities Authority, Revenue Bonds,           7/11 at 101.00         AAA          1,542,000
                 Rowan College, Series 2001C, 5.000%, 7/01/31 - FGIC Insured

          200   New Jersey Educational Facilities Authority, Revenue                  7/11 at 100.00         AAA            220,068
                 Refunding Bonds, Seton Hall University Project, Series 2001A,
                 5.250%, 7/01/16 - AMBAC Insured

                New Jersey Educational Facilities Authority, Revenue Refunding
                Bonds, Seton Hall University Project, Series 2001G:
        3,820    4.875%, 7/01/21 - AMBAC Insured                                      7/11 at 100.00         AAA          3,953,280
        1,600    5.000%, 7/01/26 - AMBAC Insured                                      7/11 at 100.00         AAA          1,653,312

        1,000   New Jersey Educational Facilities Authority, Revenue Bonds,           7/11 at 100.00         AAA          1,098,820
                 New Jersey Institute of Technology, Series 2001G,
                 5.250%, 7/01/18 - MBIA Insured

          300   New Jersey Educational Facilities Authority, Revenue                  7/12 at 100.00          AA            316,983
                 Refunding Bonds, Rider University, Series 2002A,
                 5.000%, 7/01/17 - RAAI Insured

          750   New Jersey Educational Facilities Authority, Revenue Bonds,           7/14 at 100.00         AAA            810,908
                 Montclair State University, Series 2004L, 5.125%, 7/01/21 -
                 MBIA Insured

          630   New Jersey Educational Facilities Authority, Revenue Bonds,           7/14 at 100.00         AAA            687,903
                 William Paterson University, Series 2004A, 5.125%, 7/01/19 -
                 FGIC Insured

        1,000   New Jersey Educational Facilities Authority, Revenue Bonds,           1/14 at 100.00         AAA          1,065,230
                 New Jersey Institute of Technology, Series 2004B,
                 5.000%, 7/01/21 - AMBAC Insured

          250   New Jersey Educational Facilities Authority, Revenue Bonds,           7/14 at 100.00         N/R            258,883
                 Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23

                New Jersey Educational Facilities Authority, Revenue Bonds,
                Rowan University, Series 2004C:
        1,255    5.000%, 7/01/12 - MBIA Insured                                         No Opt. Call         AAA          1,389,134
          625    5.000%, 7/01/24 - MBIA Insured                                       7/14 at 100.00         AAA            660,075

                Puerto Rico Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing Authority, Higher
                Education Revenue Bonds, University of the Sacred Heart, Series 2001:
        2,000    5.250%, 9/01/21                                                      9/11 at 100.00         BBB          2,085,440
          500    5.250%, 9/01/31                                                      9/11 at 100.00         BBB            510,100

          500   Puerto Rico Industrial, Tourist, Educational, Medical and            12/12 at 101.00         BBB            522,910
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Refunding Bonds, Ana G. Mendez
                 University System, Series 2002, 5.500%, 12/01/31

        1,905   University of Puerto Rico, University System Revenue Bonds,           6/05 at 101.50         AAA          1,949,958
                 Series 1995M, 5.250%, 6/01/25 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 1.1% (0.8% OF TOTAL INVESTMENTS)

        1,000   Virgin Islands Government Refinery Facilities, Senior Secured         1/13 at 100.00        BBB-          1,095,840
                 Revenue Bonds, Hovensa LLC Coker Project, Series 2002,
                 6.500%, 7/01/21 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                FINANCIALS - 0.3% (0.1% OF TOTAL INVESTMENTS)

          250   New Jersey Economic Development Authority, Industrial                 4/06 at 102.00         Ba3            259,830
                 Development Revenue Refunding Bonds, Newark Airport
                 Marriott Hotel, Series 1996, 7.000%, 10/01/14


                                       32

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 23.2% (15.9% OF TOTAL INVESTMENTS)

$         310   Camden County Improvement Authority, New Jersey, Revenue              8/14 at 100.00         BBB     $      323,572
                 Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34

        3,500   New Jersey Health Care Facilities Financing Authority,                7/11 at 100.00          A3          3,684,520
                 Revenue Bonds, Kennedy Health System, Series 2001,
                 5.625%, 7/01/31

        1,350   New Jersey Health Care Facilities Financing Authority,                7/12 at 100.00        Baa1          1,451,493
                 Revenue Bonds, South Jersey Hospital System,
                 Series 2002, 5.875%, 7/01/21

        1,000   New Jersey Health Care Facilities Financing Authority,                7/13 at 100.00        Baa3          1,012,520
                 Revenue Bonds, Somerset Medical Center, Series 2003,
                 5.500%, 7/01/33

        1,100   New Jersey Health Care Facilities Financing Authority,                  No Opt. Call         AAA          1,156,386
                 Revenue Bonds, Kennedy Health System Obligated Group,
                 Series 1998B, 5.750%, 7/01/06 - MBIA Insured

          500   New Jersey Health Care Facilities Financing Authority,                7/10 at 101.00        BBB-            564,045
                 Revenue Bonds, Trinitas Hospital Obligated Group,
                 Series 2000, 7.500%, 7/01/30

                New Jersey Health Care Facilities Financing Authority, Revenue
                Bonds, Robert Wood Johnson University Hospital, Series 2000:
          750    5.750%, 7/01/25                                                      7/10 at 100.00           A            810,960
        8,500    5.750%, 7/01/31                                                      7/10 at 100.00           A          9,117,355

        1,500   New Jersey Health Care Facilities Financing Authority,                1/09 at 101.00         AAA          1,638,750
                 Revenue Bonds, Virtua Health System, Series 1998,
                 5.250%, 7/01/10 - FSA Insured

        2,500   New Jersey Health Care Facilities Financing Authority,                7/09 at 101.00          A2          2,574,600
                 Revenue Refunding Bonds, Burdette Tomlin Memorial
                 Hospital, Series 1999, 5.500%, 7/01/29

          845   New Jersey Health Care Facilities Financing Authority,                7/14 at 100.00          AA            899,604
                 Revenue Bonds, St. Clares Hospital, Series 2004A,
                 5.250%, 7/01/20 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.7% (1.2% OF TOTAL INVESTMENTS)

                New Jersey Economic Development Authority, Revenue Bonds,
                Masonic Charity Foundation of New Jersey, Series 2001:
        1,000    6.000%, 6/01/25                                                      6/11 at 102.00          A+          1,111,120
          335    5.500%, 6/01/31                                                      6/11 at 102.00          A+            353,797

          250   New Jersey Economic Development Authority, First Mortgage            11/14 at 100.00         N/R            257,550
                 Revenue Bonds, Winchester Gardens at Wards Homestead,
                 Series 2004A, 5.800%, 11/01/31

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 5.1% (3.5% OF TOTAL INVESTMENTS)

                Hamilton Township, Mercer County Board of Education, New Jersey,
                General Obligation Bonds, Series 2001:
        1,850    4.750%, 8/15/18 - FSA Insured                                        8/10 at 100.00         AAA          1,945,220
        1,630    4.750%, 8/15/19 - FSA Insured                                        8/10 at 100.00         AAA          1,711,027

        1,350   Puerto Rico, General Obligation and Public Improvement Bonds,         7/11 at 100.00         AAA          1,452,074
                 Series 2001, 5.250%, 7/01/27 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 26.2% (18.0% OF TOTAL INVESTMENTS)

        1,745   Burlington County Bridge Commission, New Jersey,                     12/13 at 100.00         AAA          1,883,570
                 Guaranteed Pooled Loan Bonds, Series 2003,
                 5.000%, 12/01/18 - MBIA Insured

        2,000   Essex County Improvement Authority, New Jersey, Lease                   No Opt. Call         Aaa          2,218,140
                 Revenue Bonds, Series 2003, 5.000%, 12/15/12 - FSA Insured

                Garden State Preservation Trust, New Jersey, Open Space
                and Farmland Preservation Bonds, Series 2003A:
          550    5.250%, 11/01/19 - FSA Insured                                      11/13 at 100.00         AAA            605,649
          900    5.000%, 11/01/20 - FSA Insured                                      11/13 at 100.00         AAA            962,568
        1,015    5.000%, 11/01/21 - FSA Insured                                      11/13 at 100.00         AAA          1,080,133

        2,200   New Jersey Economic Development Authority, Revenue Bonds,             7/14 at 100.00         AAA          2,471,986
                 Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 -
                 MBIA Insured

                New Jersey Economic Development Authority, School Facilities
                Construction Bonds, Series 2001A:
        2,000    5.250%, 6/15/19 - AMBAC Insured                                      6/11 at 100.00         AAA          2,191,800
        2,400    5.000%, 6/15/21 - AMBAC Insured                                      6/11 at 100.00         AAA          2,517,912


                                       33


                        Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ) (continued)
                              Portfolio of INVESTMENTS December 31, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,500   New Jersey Economic Development Authority, School Facilities          6/12 at 100.00         AAA     $    1,626,630
                 Construction Bonds, Series 2002C, 5.000%, 6/15/15 -
                 MBIA Insured

        1,200   New Jersey Economic Development Authority, Cigarette Tax              6/14 at 100.00         BBB          1,249,044
                 Revenue Bonds, Series 2004, 5.750%, 6/15/34

        1,000   New Jersey Economic Development Authority, School Facilities          6/13 at 100.00         AAA          1,094,090
                 Construction Bonds, Series 2003F, 5.250%, 6/15/21 -
                 FGIC Insured

          900   New Jersey Economic Development Authority, School Facilities          9/13 at 100.00         AAA            974,574
                 Construction Bonds, Series 2004G, 5.000%, 9/01/17 -
\                MBIA Insured

        1,000   New Jersey Educational Facilities Authority, Revenue Bonds,           9/12 at 100.00         AAA          1,097,000
                 Higher Education Capital Improvement Bonds, Fund Issue,
                 Series 2002A, 5.250%, 9/01/19 - AMBAC Insured

        1,000   New Jersey Transit Corporation, Certificates of Participation,          No Opt. Call         AAA          1,143,930
                 Federal Transit Administration Grants, Series 2002A,
                 5.500%, 9/15/14 - AMBAC Insured

        1,200   New Jersey Transportation Trust Fund Authority, Transportation          No Opt. Call         AAA          1,349,232
                 System Bonds, Series 2004B, 5.250%, 12/15/13 - FGIC Insured

                New Jersey Transportation Trust Fund Authority, Transportation
                System Bonds, Series 2003C:
        1,000    5.500%, 6/15/17                                                      6/13 at 100.00          A+          1,108,590
        1,000    5.500%, 6/15/18                                                      6/13 at 100.00          A+          1,105,560

        1,500   Virgin Islands Public Finance Authority, Senior Lien Revenue         10/08 at 101.00          AA          1,604,100
                 Refunding Bonds, Matching Fund Loan Notes, Series 1998A,
                 5.500%, 10/01/18 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 23.0% (15.8% OF TOTAL INVESTMENTS)

        1,000   Delaware River and Bay Authority, Delaware and New Jersey,            1/13 at 100.00         AAA          1,100,530
                 Revenue Bonds, Series 2003, 5.250%, 1/01/18 - MBIA Insured

           35   Delaware River Port Authority, Pennsylvania and New Jersey,           1/06 at 102.00         AAA             36,581
                 Revenue Bonds, Series 1995, 5.500%, 1/01/26 - FGIC Insured

        1,800   New Jersey Economic Development Authority, Special Facilities        11/10 at 101.00           B          1,591,920
                 Revenue Bonds, Continental Airlines Inc., Series 2000,
                 7.000%, 11/15/30 (Alternative Minimum Tax)

        3,000   New Jersey Turnpike Authority, Revenue Bonds, Series 2003A,           7/13 at 100.00         AAA          3,217,740
                 5.000%, 1/01/19 - FGIC Insured

          175   New Jersey Turnpike Authority, Revenue Bonds, Series 1991C,             No Opt. Call           A            210,751
                 6.500%, 1/01/16

          375   Newark Housing Authority, New Jersey, Port Authority Terminal         1/14 at 100.00         AAA            408,806
                 Revenue Bonds, Series 2004, 5.250%, 1/01/21 - MBIA Insured

        3,000   Port Authority of New York and New Jersey, Consolidated               1/07 at 101.00         AAA          3,157,710
                 Revenue Bonds, One Hundred Ninth Series 1997,
                 5.375%, 1/15/32 - MBIA Insured

        3,500   Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA          3,684,660
                 Revenue Bonds, One Hundred Twentieth Series 2000,
                 5.500%, 10/15/35 (Alternative Minimum Tax) - MBIA Insured

        5,000   Port Authority of New York and New Jersey, Special Project           12/07 at 102.00         AAA          5,425,050
                 Bonds, JFK International Air Terminal LLC, Sixth Series 1997,
                 5.750%, 12/01/22 (Alternative Minimum Tax) - MBIA Insured

        4,000   South Jersey Transportation Authority New Jersey,                    11/09 at 101.00         AAA          4,202,680
                 Transportation System Revenue Bonds, Series 1999,
                 5.125%, 11/01/22 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 17.8% (12.2% OF TOTAL INVESTMENTS)

        5,215   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          5,987,133
                 Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26
                 (Pre-refunded to 7/01/10)

           50   Essex County Improvement Authority, New Jersey, General              10/10 at 100.00         Aaa             57,851
                 Obligation Guaranteed Lease Revenue Bonds, County
                 Correctional Facility Project, Series 2000, 6.000%, 10/01/25
                 (Pre-refunded to 10/01/10) - FGIC Insured

        1,565   New Jersey Educational Facilities Authority, Revenue Bonds,           7/10 at 100.00         AAA          1,747,776
                 Princeton University, Series 2000E, 5.250%, 7/01/16
                 (Pre-refunded to 7/01/10)

        1,110   New Jersey Transportation Trust Fund Authority, Transportation        6/09 at 100.00       A+***          1,218,147
                 System Bonds, Series 1998A, 5.000%, 6/15/17
                 (Pre-refunded to 6/15/09)

          530   New Jersey Turnpike Authority, Revenue Bonds, Series 1991C,             No Opt. Call        A***            644,501
                 6.500%, 1/01/16


                                       34

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** (continued)

                Puerto Rico, General Obligation and Public Improvement Bonds,
                Series 2001:
$       2,150    5.250%, 7/01/27 (Pre-refunded to 7/01/11) - FSA Insured              7/11 at 100.00         AAA     $    2,426,318
        1,230    5.125%, 7/01/30 (Pre-refunded to 7/01/11) - FSA Insured              7/11 at 100.00         AAA          1,379,076

        4,000   Puerto Rico Infrastructure Financing Authority, Special Obligation   10/10 at 101.00         AAA          4,357,520
                 Bonds, Series 2000A, 5.500%, 10/01/40


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 2.6% (1.8% OF TOTAL INVESTMENTS)

        1,815   Camden County Pollution Control Financing Authority,                  6/05 at 100.00          B2          1,814,728
                 New Jersey, Solid Waste Disposal and Resource Recovery
                 System Revenue Bonds, Series 1991B, 7.500%, 12/01/09
                 (Alternative Minimum Tax)

          750   New Jersey Economic Development Authority, Pollution                    No Opt. Call        Baa1            792,937
                 Control Revenue Refunding Bonds, Public Service Electric
                 and Gas Company, Series 2001A, 5.000%, 3/01/12


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 21.4% (14.7% OF TOTAL INVESTMENTS)

        4,635   New Jersey Economic Development Authority, Water Facilities           5/08 at 102.00         Aaa          4,804,873
                 Revenue Bonds, American Water Company, Series 1997B,
                 5.375%, 5/01/32 (Alternative Minimum Tax) - FGIC Insured

        7,000   New Jersey Economic Development Authority, Water Facilities           2/08 at 102.00         AAA          7,222,180
                 Revenue Bonds, Middlesex Water Company, Series 1998,
                 5.350%, 2/01/38 (Alternative Minimum Tax) - MBIA Insured

        2,775   New Jersey Environmental Infrastructure Trust, Environmental          9/08 at 101.00         AAA          2,839,658
                 Infrastructure Bonds, Series 1998A, 4.500%, 9/01/18

       15,840   North Hudson Sewer Authority, New Jersey, Sewer Revenue                 No Opt. Call         Aaa          6,554,591
                 Refunding Bonds, Series 2001A, 0.000%, 8/01/23 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     146,350   Total Long-Term Investments (cost $138,652,785) - 145.3%                                                145,541,749
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.5% (0.3% OF TOTAL INVESTMENTS)

          175   New Jersey Economic Development Authority, El Dorado                                      VMIG-1            175,000
                 Terminals Lease Revenue Bonds, Dow Chemical Company,
                 Variable Rate Demand Obligations, Series 1999B,
                 2.200%, 12/01/21+

          350   Puerto Rico Government Development Bank, Adjustable                                          A-1            350,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 1.920%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$         525   Total Short-Term Investments (cost $525,000)                                                                525,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $139,177,785) - 145.8%                                                          146,066,749
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                      2,143,109
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.9)%                                                        (48,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  100,209,858
                ====================================================================================================================

FORWARD SWAP CONTRACTS OUTSTANDING AT DECEMBER 31, 2004:
                                                                                                          SWAP           UNREALIZED
                                                                       NOTIONAL     EFFECTIVE      TERMINATION         APPRECIATION
                                                                         AMOUNT        DATE(2)            DATE        (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with Morgan Stanley dated August 10, 2004, to pay
semi-annually the notional amount multiplied by 5.489%
(annualized) and receive quarterly the notional amount
multiplied by the three-month USD-LIBOR (United States
Dollar - London Inter-Bank Offered Rates).                           $1,400,000       1/14/05          1/14/35             $(55,335)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $(55,335)
------------------------------------------------------------------------------------------------------------------------------------

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ)
                        Portfolio of
                                INVESTMENTS December 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.5% (3.7% OF TOTAL INVESTMENTS)

$       1,090   Tobacco Settlement Financing Corporation, New Jersey,                 6/12 at 100.00         BBB     $    1,041,528
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 5.750%, 6/01/32

                Tobacco Settlement Financing Corporation, New Jersey,
                Tobacco Settlement Asset-Backed Bonds, Series 2003:
        1,600    6.125%, 6/01/24                                                      6/13 at 100.00         BBB          1,583,792
        1,250    6.375%, 6/01/32                                                      6/13 at 100.00         BBB          1,204,538


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 16.7% (11.3% OF TOTAL INVESTMENTS)

        1,000   Bergen County Improvement Authority, New Jersey, Revenue              9/12 at 101.00         N/R          1,049,340
                 Bonds, Yeshiva Ktana of Passaic Project, Series 2002,
                 6.000%, 9/15/27

        1,090   New Jersey Educational Facilities Authority, Revenue                  7/12 at 100.00          AA          1,151,705
                 Refunding Bonds, Rider University, Series 2002A,
                 5.000%, 7/01/17 - RAAI Insured

        3,000   New Jersey Educational Facilities Authority, Revenue Bonds,           7/12 at 100.00         AAA          3,121,860
                 College of New Jersey Project, Series 2002C,
                 4.750%, 7/01/19 - FGIC Insured

          500   New Jersey Educational Facilities Authority, Revenue Bonds,           7/14 at 100.00         AAA            545,955
                 William Paterson University, Series 2004A,
                 5.125%, 7/01/19 - FGIC Insured

          575   New Jersey Educational Facilities Authority, Revenue Bonds,           1/14 at 100.00         AAA            612,507
                 New Jersey Institute of Technology, Series 2004B,
                 5.000%, 7/01/21 - AMBAC Insured

          200   New Jersey Educational Facilities Authority, Revenue Bonds,           7/14 at 100.00         N/R            207,106
                 Fairleigh Dickinson University, Series 2004C,
                 5.500%, 7/01/23

          875   New Jersey Educational Facilities Authority, Revenue Bonds,             No Opt. Call         AAA            968,520
                 Rowan University, Series 2004C, 5.000%, 7/01/12 -
                 MBIA Insured

        2,000   Puerto Rico Industrial, Tourist, Educational, Medical and             2/09 at 101.00         BBB          2,087,300
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Bonds, Ana G. Mendez University System,
                 Series 1999, 5.375%, 2/01/19

        1,790   University of Medicine and Dentistry, New Jersey, Revenue            12/12 at 100.00         AAA          1,843,091
                 Bonds, Series 2002A, 5.000%, 12/01/31 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 1.7% (1.1% OF TOTAL INVESTMENTS)

        1,000   Virgin Islands Government Refinery Facilities, Senior Secured         1/13 at 100.00        BBB-          1,095,840
                 Revenue Bonds, Hovensa LLC Coker Project, Series 2002,
                 6.500%, 7/01/21 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                FINANCIALS - 6.1% (4.1% OF TOTAL INVESTMENTS)

        2,700   New Jersey Economic Development Authority, Revenue                      No Opt. Call        Baa3          2,911,707
                 Refunding Bonds, Kapkowski Road Landfill Project,
                 Series 2002, 5.750%, 10/01/21

        1,250   New Jersey Economic Development Authority, Industrial                 4/06 at 102.00         Ba3          1,299,150
                 Development Revenue Refunding Bonds, Newark Airport
                 Marriott Hotel, Series 1996, 7.000%, 10/01/14

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 23.7% (16.0% OF TOTAL INVESTMENTS)

          220   Camden County Improvement Authority, New Jersey, Revenue              8/14 at 100.00         BBB            229,632
                 Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34

        1,500   New Jersey Health Care Facilities Financing Authority, Revenue        7/07 at 102.00        BBB-          1,511,145
                 Refunding Bonds, St. Elizabeth Hospital Obligated Group,
                 Series 1997, 6.000%, 7/01/27

                New Jersey Health Care Facilities Financing Authority,
                FHA-Insured Mortgage Revenue Bonds, Jersey City Medical Center,
                Series 2001:
          500    5.000%, 8/01/31 - AMBAC Insured                                      8/11 at 100.00         AAA            521,380
        1,925    5.000%, 8/01/41 - AMBAC Insured                                      8/11 at 100.00         AAA          1,960,131


                                       36

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       1,150   New Jersey Health Care Facilities Financing Authority, Revenue        1/12 at 100.00          AA     $    1,178,175
                 Refunding Bonds, Bayshore Community Hospital, Series 2002,
                 5.125%, 7/01/32 - RAAI Insured

        1,000   New Jersey Health Care Facilities Financing Authority, Revenue        7/12 at 101.00        BBB-          1,081,440
                 Bonds, Palisades Medical Center of New York Presbyterian
                 Healthcare System, Series 2002, 6.625%, 7/01/31

        2,500   New Jersey Health Care Facilities Financing Authority, Revenue        7/12 at 100.00           A          2,689,650
                 Refunding Bonds, Atlantic City Medical Center, Series 2002,
                 5.750%, 7/01/25

        1,250   New Jersey Health Care Facilities Financing Authority, Revenue        7/12 at 100.00        Baa1          1,343,975
                 Bonds, South Jersey Hospital System, Series 2002,
                 5.875%, 7/01/21

          500   New Jersey Health Care Facilities Financing Authority, Revenue        7/13 at 100.00        Baa3            506,260
                 Bonds, Somerset Medical Center, Series 2003,
                 5.500%, 7/01/33

        3,500   New Jersey Health Care Facilities Financing Authority, Revenue        7/10 at 100.00           A          3,754,205
                 Bonds, Robert Wood Johnson University Hospital, Series 2000,
                 5.750%, 7/01/31

          510   New Jersey Health Care Facilities Financing Authority, Revenue        7/09 at 101.00         AAA            540,243
                 Bonds, Meridian Health System Obligated Group, Series 1999,
                 5.250%, 7/01/29 - MBIA Insured

        1,100   Puerto Rico Industrial, Tourist, Educational, Medical and             6/05 at 102.50        Baa1          1,129,909
                 Environmental Control Facilities Financing Authority,
                 Adjustable Rate Industrial Revenue Bonds, American Home
                 Products Corporation, Series 1983A, 5.100%, 12/01/18

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 3.4% (2.3% OF TOTAL INVESTMENTS)

        2,250   New Jersey Housing and Mortgage Finance Agency,                      11/07 at 101.50         AAA          2,368,013
                 Multifamily Housing Revenue Bonds, Series 1997A,
                 5.650%, 5/01/40 (Alternative Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 7.6% (5.2% OF TOTAL INVESTMENTS)

                New Jersey Economic Development Authority, Revenue Bonds,
                Masonic Charity Foundation of New Jersey, Series 2001:
        1,000    5.500%, 6/01/21                                                      6/11 at 102.00          A+          1,083,320
        4,000    5.500%, 6/01/31                                                      6/11 at 102.00          A+          4,224,440


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 5.1% (3.5% OF TOTAL INVESTMENTS)

        3,000   Jackson Township School District, Ocean County, New Jersey,           4/12 at 100.00         AAA          3,163,620
                 General Obligation Bonds, Series 2002, 5.000%, 4/15/21 -
                 FGIC Insured

          385   Puerto Rico, General Obligation and Public Improvement Bonds,         7/11 at 100.00         AAA            415,473
                 Series 2001, 5.125%, 7/01/23 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 25.4% (17.3% OF TOTAL INVESTMENTS)

        3,000   Ocean County, New Jersey, Brick Township Municipal Utilities         12/12 at 100.00         Aaa          3,134,430
                 Authority, Revenue Bonds, Series 2002, 5.000%, 12/01/25 -
                 FGIC Insured

        1,000   Burlington County Bridge Commission, New Jersey, Guaranteed          12/13 at 100.00         AAA          1,079,410
                 Pooled Loan Bonds, Series 2003, 5.000%, 12/01/18 -
                 MBIA Insured

        1,000   Essex County Improvement Authority, New Jersey, Lease                   No Opt. Call         Aaa          1,109,070
                 Revenue Bonds, Series 2003, 5.000%, 12/15/12 - FSA Insured

                Garden State Preservation Trust, New Jersey, Open Space and
                Farmland Preservation Bonds, Series 2003A:
          500    5.250%, 11/01/19 - FSA Insured                                      11/13 at 100.00         AAA            550,590
          625    5.000%, 11/01/20 - FSA Insured                                      11/13 at 100.00         AAA            668,450
          700    5.000%, 11/01/21 - FSA Insured                                      11/13 at 100.00         AAA            744,919

          535   Mansfield Township Board of Education, Warren County,                 3/06 at 102.00         AAA            567,555
                 New Jersey, Certificates of Participation, 5.900%, 3/01/15 -
                 MBIA Insured

        1,500   New Jersey Economic Development Authority, Revenue Bonds,             7/14 at 100.00         AAA          1,685,445
                 Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 -
                 MBIA Insured

        1,000   New Jersey Economic Development Authority, School Facilities          6/11 at 100.00         AAA          1,095,900
                 Construction Bonds, Series 2001A, 5.250%, 6/15/19 -
                 AMBAC Insured

        1,000   New Jersey Economic Development Authority, School Facilities          6/12 at 100.00         AAA          1,060,260
                 Construction Bonds, Series 2002C, 5.000%, 6/15/20 -
                 MBIA Insured


                                       37


                        Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ) (continued)
                              Portfolio of INVESTMENTS December 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         700   New Jersey Economic Development Authority, Cigarette Tax              6/14 at 100.00         BBB     $      728,609
                 Revenue Bonds, Series 2004, 5.750%, 6/15/34

          900   New Jersey Economic Development Authority, School Facilities          9/13 at 100.00         AAA            974,574
                 Construction Bonds, Series 2004G, 5.000%, 9/01/17 -
                 MBIA Insured

        1,000   New Jersey Transit Corporation, Certificates of Participation,          No Opt. Call         AAA          1,143,930
                 Federal Transit Administration Grants, Series 2002A,
                 5.500%, 9/15/14 - AMBAC Insured

          700   New Jersey Transportation Trust Fund Authority, Transportation          No Opt. Call         AAA            787,052
                 System Bonds, Series 2004B, 5.250%, 12/15/13 -
                 FGIC Insured

        1,000   New Jersey Transportation Trust Fund Authority, Transportation        6/13 at 100.00          A+          1,105,560
                 System Bonds, Series 2003C, 5.500%, 6/15/18

          680   New Jersey Transportation Trust Fund Authority, Transportation       12/11 at 100.00         AAA            721,684
                 System Bonds, Series 2001B, 5.000%, 12/15/21 -
                 MBIA Insured

          505   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00        BBB+            534,694
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 23.3% (15.8% OF TOTAL INVESTMENTS)

          770   Delaware River and Bay Authority, Delaware and New Jersey,            1/13 at 100.00         AAA            847,408
                 Revenue Bonds, Series 2003, 5.250%, 1/01/18 -
                 MBIA Insured

        1,200   New Jersey Economic Development Authority, Special                   11/10 at 101.00           B          1,061,280
                 Facilities Revenue Bonds, Continental Airlines Inc.,
                 Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)

        2,000   New Jersey Turnpike Authority, Revenue Bonds, Series 2003A,           7/13 at 100.00         AAA          2,145,160
                 5.000%, 1/01/19 - FGIC Insured

          675   New Jersey Turnpike Authority, Revenue Bonds, Series 1991C,             No Opt. Call           A            812,896
                 6.500%, 1/01/16

          250   Newark Housing Authority, New Jersey, Port Authority                  1/14 at 100.00         AAA            272,538
                 Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 -
                 MBIA Insured

        2,000   Port Authority of New York and New Jersey, Consolidated               6/14 at 100.00         AAA          2,035,200
                 Revenue Bonds, One Hundred Twenty-Seventh Series 2002,
                 5.125%, 6/15/37 (Alternative Minimum Tax)

        3,000   Port Authority of New York and New Jersey, Consolidated               4/12 at 101.00         AAA          3,128,070
                 Revenue Bonds, One Hundred Twenty-Fifth Series 2002,
                 5.000%, 10/15/26 - FSA Insured

        1,000   Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA          1,036,180
                 Revenue Bonds, One Hundred Twenty-First Series 2000,
                 5.125%, 10/15/30 - MBIA Insured

                Port Authority of New York and New Jersey, Special Project
                Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
        4,000    7.000%, 12/01/12 (Alternative Minimum Tax) - MBIA Insured              No Opt. Call         AAA          4,807,840
           50    5.750%, 12/01/22 (Alternative Minimum Tax) - MBIA Insured           12/07 at 102.00         AAA             54,251


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 16.8% (11.4% OF TOTAL INVESTMENTS)

        3,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          3,444,180
                 Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26
                 (Pre-refunded to 7/01/10)

          160   Essex County Improvement Authority, New Jersey, General              10/10 at 100.00         Aaa            185,123
                 Obligation Guaranteed Lease Revenue Bonds, County
                 Correctional Facility Project, Series 2000, 6.000%, 10/01/25
                 (Pre-refunded to 10/01/10) - FGIC Insured

        2,430   New Jersey Turnpike Authority, Revenue Bonds, Series 1991C,             No Opt. Call        A***          2,954,977
                 6.500%, 1/01/16

          615   Puerto Rico, General Obligation and Public Improvement                7/11 at 100.00         AAA            689,538
                 Bonds, Series 2001, 5.125%, 7/01/23 (Pre-refunded
                 to 7/01/11) - FSA Insured

        2,500   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          2,723,450
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

        1,495   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00     BBB+***          1,695,943
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29
                 (Pre-refunded to 2/01/12)


                                       38

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 10.7% (7.3% OF TOTAL INVESTMENTS)

$         825   Camden County Pollution Control Financing Authority,                  6/05 at 100.00          B2     $      824,876
                 New Jersey, Solid Waste Disposal and Resource Recovery
                 System Revenue Bonds, Series 1991B, 7.500%, 12/01/09
                 (Alternative Minimum Tax)

        2,500   Guam Power Authority, Revenue Bonds, Series 1999A,                   10/09 at 101.00         AAA          2,646,400
                 5.250%, 10/01/34 - MBIA Insured

          750   New Jersey Economic Development Authority, Pollution                    No Opt. Call        Baa1            792,936
                 Control Revenue Refunding Bonds, Public Service Electric
                 and Gas Company, Series 2001A, 5.000%, 3/01/12

        3,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          3,189,810
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 0.8% (0.5% OF TOTAL INVESTMENTS)

          500   North Hudson Sewer Authority, New Jersey, Sewer Revenue               8/12 at 100.00         Aaa            548,330
                 Refunding Bonds, Series 2002A, 5.250%, 8/01/19 -
                 FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$      95,275   Total Long-Term Investments (cost $96,881,290) - 146.8%                                                 102,013,468
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.7% (0.5% OF TOTAL INVESTMENTS)

          500   Puerto Rico Government Development Bank, Adjustable                                          A-1            500,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 1.920%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$         500   Total Short-Term Investments (cost $500,000)                                                                500,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $97,381,290) - 147.5%                                                           102,513,468
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                      1,510,151
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.6)%                                                        (34,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   69,523,619
                ====================================================================================================================

FORWARD SWAP CONTRACTS OUTSTANDING AT DECEMBER 31, 2004:
                                                                                                          SWAP           UNREALIZED
                                                                       NOTIONAL     EFFECTIVE      TERMINATION         APPRECIATION
                                                                         AMOUNT        DATE(2)            DATE        (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with Goldman Sachs dated December 6, 2004, to pay
semi-annually the notional amount multiplied by 5.324%
(annualized) and receive quarterly the notional amount
multiplied by the three-month USD-LIBOR (United States
Dollar - London Inter-Bank Offered Rates).                             $200,000       7/11/05          7/11/25              $(2,227)

Agreement with Morgan Stanley dated August 4, 2004, to pay
semi-annually the notional amount multiplied by 5.660%
(annualized) and receive quarterly the notional amount
multiplied by the three-month USD-LIBOR (United States
Dollar - London Inter-Bank Offered Rates).                             $900,000       2/16/05          2/16/35              (56,688)

Agreement with Morgan Stanley dated August 10, 2004, to pay
semi-annually the notional amount multiplied by 5.489%
(annualized) and receive quarterly the notional amount
multiplied by the three-month USD-LIBOR (United States
Dollar - London Inter-Bank Offered Rates).                              600,000       1/14/05          1/14/35              (23,715)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $(82,630)
------------------------------------------------------------------------------------------------------------------------------------

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)
                        Portfolio of
                                INVESTMENTS December 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 0.5% (0.2% OF TOTAL INVESTMENTS)

$       1,000   Pennsylvania Economic Development Financing Authority,                  No Opt. Call         AA-     $    1,068,480
                 Solid Waste Disposal Revenue Bonds, Procter & Gamble
                 Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 22.1% (14.5% OF TOTAL INVESTMENTS)

       10,000   Allegheny County Higher Education Building Authority,                 3/12 at 100.00         AA-         10,303,300
                 Pennsylvania, Revenue Bonds, Carnegie Mellon University,
                 Series 2002, 5.125%, 3/01/32

        2,000   Allegheny County Higher Education Building Authority,                 9/08 at 102.00         BBB          2,068,100
                 Pennsylvania, College Revenue Bonds, Chatham College,
                 Series 1998A, 5.250%, 9/01/18

        2,000   Chester County Industrial Development Authority,                      1/12 at 100.00         AAA          2,069,800
                 Pennsylvania, Educational Facilities Revenue Bonds,
                 Westtown School, Series 2002, 5.000%, 1/01/26 -
                 AMBAC Insured

        3,000   Delaware County Authority, Pennsylvania, Revenue Bonds,              11/10 at 101.00          AA          3,358,110
                 Haverford College, Series 2000, 5.750%, 11/15/29

        1,315   Delaware County Authority, Pennsylvania, Revenue Refunding            8/13 at 100.00         AAA          1,448,736
                 Bonds, Villanova University, Series 2003, 5.250%, 8/01/18 -
                 FGIC Insured

        1,000   Harveys Lake General Municipal Authority, Pennsylvania,              11/09 at 100.00           A          1,075,440
                 College Revenue Bonds, College of Misericordia Project,
                 Series 1999, 6.000%, 5/01/19 - ACA Insured

                Indiana County Industrial Development Authority, Pennsylvania,
                Revenue Bonds, Student Cooperative Association Inc./Indiana
                University of Pennsylvania - Student Union Project, Series 1999B:
          815    0.000%, 11/01/15 - AMBAC Insured                                       No Opt. Call         AAA            513,434
          815    0.000%, 11/01/16 - AMBAC Insured                                       No Opt. Call         AAA            486,555
          815    0.000%, 11/01/17 - AMBAC Insured                                       No Opt. Call         AAA            461,094
          815    0.000%, 11/01/18 - AMBAC Insured                                       No Opt. Call         AAA            437,036
          815    0.000%, 11/01/19 - AMBAC Insured                                       No Opt. Call         AAA            413,686

        8,000   Pennsylvania Higher Education Assistance Agency,                     11/11 at 100.00         Aaa          8,187,680
                 Capital Acquisition Revenue Refunding Bonds, Series 2001,
                 5.000%, 12/15/30 - MBIA Insured

        5,000   Pennsylvania Higher Educational Facilities Authority,                 6/12 at 100.00         Aaa          5,369,500
                 State System of Higher Education Revenue Bonds,
                 Series 2002W, 5.000%, 6/15/19 - AMBAC Insured

        1,000   Pennsylvania Higher Educational Facilities Authority,                 1/13 at 100.00          A1          1,045,580
                 Revenue Bonds, Thomas Jefferson University, Series 2002,
                 5.000%, 1/01/20

        2,945   Pennsylvania Higher Educational Facilities Authority, Revenue         7/13 at 100.00          AA          3,159,749
                 Bonds, Ursinus College, Series 2003, 5.375%, 1/01/20 -
                 RAAI Insured

        5,000   Pennsylvania Higher Educational Facilities Authority, Revenue         7/11 at 100.00          AA          5,184,350
                 Bonds, Moravian College, Series 2001, 5.375%, 7/01/31 -
                 RAAI Insured

        2,000   Pennsylvania State University, General Obligation Refunding             No Opt. Call          AA          2,254,400
                 Bonds, Series 2002, 5.250%, 8/15/12

        6,000   Swarthmore Borough Authority, Pennsylvania, Swarthmore                9/08 at 100.00         AA+          6,087,660
                 College Revenue Bonds, Series 1998, 5.000%, 9/15/28

        1,665   Union County, Higher Education Facilities Financing                   4/13 at 100.00         Aa3          1,816,648
                 Authority, Pennsylvania, Revenue Bonds, Bucknell University,
                 Series 2002A, 5.250%, 4/01/18

          105   Wilkes-Barre General Municipal Authority, Pennsylvania,               6/05 at 100.00         N/R            105,314
                 College Revenue Refunding Bonds, College of Misericordia,
                 Series 1992B, 7.750%, 12/01/12

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 7.8% (5.1% OF TOTAL INVESTMENTS)

        1,115   Erie County Hospital Authority, Pennsylvania, Revenue Bonds,         11/12 at 100.00         AAA          1,219,877
                 Hamot Health Foundation, Series 2002, 5.250%, 11/01/15 -
                 AMBAC Insured

        1,250   Lehigh County General Purpose Authority, Pennsylvania,               11/14 at 100.00           A          1,293,763
                 Revenue Bonds, Good Shepherd Group, Series 2004A,
                 5.500%, 11/01/24


                                       40

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       2,500   Lehigh County General Purpose Authority, Pennsylvania,                8/13 at 100.00         BBB     $    2,545,575
                 Hospital Revenue Bonds, St. Luke's Hospital of Bethlehem,
                 Series 2003, 5.375%, 8/15/33

        9,000   Pennsylvania Higher Educational Facilities Authority,                 1/11 at 101.00          A+          9,654,660
                 Revenue Bonds, UPMC Health System, Series 2001A,
                 6.000%, 1/15/31

        1,175   Philadelphia Hospitals and Higher Education Facilities                5/05 at 101.00         BBB          1,203,788
                 Authority, Pennsylvania, Hospital Revenue Bonds, Temple
                 University Hospital, Series 1993A, 6.625%, 11/15/23

        1,615   Sayre Health Care Facility Authority, Pennsylvania, Revenue           7/12 at 100.00         AAA          1,783,202
                 Bonds, Latrobe Area Hospital, Series 2002A,
                 5.250%, 7/01/13 - AMBAC Insured

          960   St. Mary Hospital Authority, Pennsylvania, Health System             11/14 at 100.00           A            980,813
                 Revenue Bonds, Catholic Health East, Series 2004B,
                 5.375%, 11/15/34

        1,000   West Shore Area Hospital Authority, Cumberland County,                1/12 at 100.00        BBB+          1,043,980
                 Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital
                 of the Sisters of Christian Charity Project, Series 2001,
                 6.250%, 1/01/32

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 0.5% (0.3% OF TOTAL INVESTMENTS)

          960   Pittsburgh Urban Redevelopment Authority, Pennsylvania,               2/05 at 100.00          A2            961,344
                 Mortgage Revenue Bonds, Series 1992C, 7.125%, 8/01/13
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 3.4% (2.3% OF TOTAL INVESTMENTS)

          190   Berks County Redevelopment Authority, Pennsylvania, Senior              No Opt. Call          A+            195,755
                 Single Family Mortgage Revenue Bonds, Series 1986A,
                 8.000%, 12/01/17 (Alternative Minimum Tax)

        5,000   Pennsylvania Housing Finance Agency, Single Family                   10/07 at 101.50         AA+          5,191,000
                 Mortgage Revenue Bonds, Series 1997-59A,
                 5.750%, 10/01/23 (Alternative Minimum Tax)

        2,210   Pittsburgh Urban Redevelopment Authority, Pennsylvania,              10/11 at 100.00         AAA          2,271,416
                 Mortgage Revenue Bonds, Series 2001B, 5.450%, 10/01/32
                 (Alternative Minimum Tax)

          960   Pittsburgh Urban Redevelopment Authority, Pennsylvania,               4/07 at 102.00         AAA          1,000,762
                 Mortgage Revenue Bonds, Series 1997A, 6.250%, 10/01/28
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 4.3% (2.8% OF TOTAL INVESTMENTS)

        5,000   Pennsylvania Economic Development Financing Authority,                5/11 at 101.00          A3          5,214,700
                 Exempt Facilities Revenue Bonds, Amtrak Project,
                 Series 2001A, 6.375%, 11/01/41 (Alternative Minimum Tax)

        5,000   Pennsylvania Industrial Development Authority, Economic                 No Opt. Call         AAA          5,691,750
                 Development Revenue Bonds, Series 2002, 5.500%, 7/01/12 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.5% (1.7% OF TOTAL INVESTMENTS)

        1,500   Cumberland County Municipal Authority, Pennsylvania,                 12/12 at 100.00          AA          1,529,400
                 Revenue Bonds, Presbyterian Homes Inc., Series 2003A,
                 5.000%, 12/01/26 - RAAI Insured

        3,225   Montgomery County Higher Education and Health Authority,              1/06 at 101.00         BBB          3,250,284
                 Pennsylvania, Mortgage Revenue Bonds, Waverly Heights
                 Ltd., Series 1996, 6.375%, 1/01/26

        1,500   Philadelphia Authority for Industrial Development,                    7/11 at 101.00         AAA          1,588,815
                 Pennsylvania, Revenue Bonds, Philadelphia Corporation
                 for the Aging Project, Series 2001B, 5.250%, 7/01/26 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 0.7% (0.5% OF TOTAL INVESTMENTS)

        1,750   Pennsylvania Economic Development Financing Authority,               11/08 at 102.00         N/R          1,838,253
                 Exempt Facilities Revenue Bonds, National Gypsum Company,
                 Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 36.1% (23.8% OF TOTAL INVESTMENTS)

        3,550   Allegheny County, Pennsylvania, General Obligation Bonds,             5/11 at 100.00         AAA          3,837,763
                 Series 2000 C-52, 5.250%, 11/01/23 - FGIC Insured

        3,120   Allegheny County, Pennsylvania, General Obligation Refunding          5/11 at 100.00         AAA          3,416,088
                 Bonds, Series 2000 C-53, 5.250%, 11/01/20 - FGIC Insured

        4,000   Allegheny County, Pennsylvania, General Obligation Bonds,               No Opt. Call         AAA          4,527,120
                 Series 2005C-57, 5.250%, 11/01/13 (WI, settling 1/19/05) -
                 FGIC Insured

        1,200   Butler County, Pennsylvania, General Obligation Bonds,                7/14 at 100.00         AAA          1,314,804
                 Series 2004, 5.000%, 7/15/16 - FGIC Insured


                                       41


                        Nuveen Pennsylvania Investment Quality Municipal Fund (NQP) (continued)
                              Portfolio of INVESTMENTS December 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       2,200   Central Bucks County School District, Pennsylvania, General           5/13 at 100.00         Aaa     $    2,320,670
                 Obligation Bonds, Series 2003, 5.000%, 5/15/23 -
                 MBIA Insured

        1,000   Delaware County, Pennsylvania, General Obligation Bonds,             10/09 at 100.00          AA          1,083,930
                 Series 1999, 5.125%, 10/01/19

        4,600   Delaware County, Pennsylvania, General Obligation Bonds,              8/11 at 100.00         Aaa          4,771,534
                 Garnet Valley School District, Series 2001A,
                 5.000%, 2/15/25 - FGIC Insured

        6,275   Hempfield Area School District, Westmoreland County,                  2/12 at 100.00         AAA          6,967,321
                 Pennsylvania, General Obligation Bonds, Series 2002,
                 5.375%, 2/15/18 - FGIC Insured

        1,500   Lehigh County, Pennsylvania, General Obligation Bonds,                  No Opt. Call         AAA          1,665,315
                 Series 2004, 5.000%, 11/15/10 - MBIA Insured

        7,500   Montgomery County, Pennsylvania General Obligation Bonds,             7/09 at 100.00         Aaa          7,860,375
                 Series 1999, 5.000%, 7/15/24

          925   Moon Area School District, Allegheny County, Pennsylvania,              No Opt. Call         AAA          1,043,308
                 General Obligation Bonds, Series 2004, 5.250%, 11/15/12 -
                 FSA Insured

        1,000   New Castle Area School District, Lawrence County,                     3/10 at 100.00         AAA          1,093,570
                 Pennsylvania, General Obligation Bonds, Series 2000,
                 5.600%, 3/01/25 - MBIA Insured

        1,025   Norristown Area School District, Montgomery County,                   3/13 at 100.00         Aaa          1,096,863
                 Pennsylvania, General Obligation Bonds, Series 2003,
                 5.000%, 9/01/19 - FGIC Insured

        4,500   Pennsylvania, General Obligation Bonds, First Series 2004,              No Opt. Call         AAA          5,008,275
                 5.250%, 2/01/10 - MBIA Insured

        4,000   Pennsylvania, General Obligation Bonds, Third Series 2004,              No Opt. Call          AA          4,445,960
                 5.000%, 9/01/12

                Pennsylvania, General Obligation Refunding Bonds,
                Second Series 2002:
        4,000    5.000%, 10/01/11 - FGIC Insured                                        No Opt. Call         AAA          4,449,200
        1,620    5.250%, 10/01/14 - FGIC Insured                                        No Opt. Call         AAA          1,843,771

                Philadelphia, Pennsylvania, General Obligation Bonds,
                Series 2003A:
        1,000    5.000%, 2/15/12 - XLCA Insured                                         No Opt. Call         AAA          1,098,760
        2,585    5.250%, 2/15/13 - XLCA Insured                                         No Opt. Call         AAA          2,885,480

        3,400   Philadelphia School District, Pennsylvania, General Obligation        8/12 at 100.00         AAA          3,780,528
                 Bonds, Series 2002B, 5.625%, 8/01/18 - FGIC Insured

        3,000   Pittsburgh School District, Allegheny County, Pennsylvania,             No Opt. Call         AAA          3,467,040
                 General Obligation Refunding Bonds, Series 2002A,
                 5.500%, 9/01/15 - FSA Insured

        6,100   Plum Borough School District, Allegheny County, Pennsylvania,         9/11 at 100.00         AAA          6,444,650
                 General Obligation Bonds, Series 2001, 5.250%, 9/15/30 -
                 FGIC Insured

        3,390   Pocono Mountain School District, Monroe County,                       2/13 at 100.00         Aaa          3,707,304
                 Pennsylvania, General Obligation Bonds, Series 2003,
                 5.000%, 2/15/15 - FGIC Insured

        1,590   Red Lion Area School District, York County, Pennsylvania,            10/11 at 100.00         Aaa          1,700,887
                 General Obligation Bonds, Series 2001, 5.000%, 4/15/20 -
                 FSA Insured

        1,230   State Public School Building Authority, Pennsylvania, School         11/13 at 100.00         AAA          1,344,452
                 Revenue Bonds, Conneaut School District Project,
                 Series 2003, 5.250%, 11/01/21 - FGIC Insured

        1,465   Stroudsburg Area School District, Monroe County,                      4/12 at 100.00         AAA          1,574,450
                 Pennsylvania, General Obligation Bonds, Series 2001A,
                 5.000%, 4/01/18 - FSA Insured

        4,020   Upper Merion Area School District, Montgomery County,                 2/13 at 100.00         Aa2          4,408,895
                 Pennsylvania, General Obligation Bonds, Series 2003,
                 5.250%, 2/15/19

                Wilkes-Barre Area School District, Luzerne County,
                Pennsylvania, General Obligation Bonds, Series 2003A:
        1,700    5.250%, 4/01/19 - MBIA Insured                                       4/14 at 100.00         AAA          1,874,590
        2,050    5.250%, 4/01/20 - MBIA Insured                                       4/14 at 100.00         AAA          2,252,192


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 24.2% (15.9% OF TOTAL INVESTMENTS)

        5,000   Allegheny County Industrial Development Authority,                   11/12 at 100.00         AAA          5,266,100
                 Pennsylvania, Revenue Bonds, Guaranteed County Building
                 Project, Series 2002A, 5.000%, 11/01/22 - MBIA Insured

        2,900   Allegheny County Industrial Development Authority,                   11/12 at 100.00         AAA          2,982,128
                 Pennsylvania, Guaranteed Revenue Bonds, Allegheny
                 County Office Building Project, Series 2002B,
                 5.000%, 11/01/29 - MBIA Insured


                                       42

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                Port Authority of Allegheny County, Pennsylvania, Special
                Transportation Revenue Bonds, Series 2001:
$       1,000    5.500%, 3/01/17 - FGIC Insured                                       3/11 at 101.00         AAA     $    1,117,150
        3,500    5.000%, 3/01/29 - FGIC Insured                                       3/11 at 101.00         AAA          3,591,945

        6,000   Delaware Valley Regional Finance Authority, Pennsylvania,               No Opt. Call         Aa3          6,944,820
                 Local Government Revenue Bonds, Series 2002,
                 5.750%, 7/01/17

        8,725   Pennsylvania Intergovernmental Cooperative Authority,                 6/09 at 100.00         AAA          8,870,097
                 Special Tax Revenue Refunding Bonds, Philadelphia Funding
                 Program, Series 1999, 4.750%, 6/15/23 - FGIC Insured

                Pennsylvania Turnpike Commission, Oil Franchise Tax Senior
                Lien Revenue Bonds, Series 2003A:
        1,500    5.250%, 12/01/15 - MBIA Insured                                     12/13 at 100.00         AAA          1,677,585
        2,600    5.250%, 12/01/17 - MBIA Insured                                     12/13 at 100.00         AAA          2,879,474
        2,125    5.250%, 12/01/18 - MBIA Insured                                     12/13 at 100.00         AAA          2,345,129

        3,650   Pennsylvania Turnpike Commission, Registration Fee Revenue            7/11 at 101.00         AAA          3,717,233
                 Bonds, Series 2001, 5.000%, 7/15/41 - AMBAC Insured

       10,935   Philadelphia Authority for Industrial Development,                   10/11 at 101.00         AAA         11,491,373
                 Pennsylvania, Lease Revenue Bonds, Series 2001B,
                 5.250%, 10/01/30 - FSA Insured

        2,700   Philadelphia Municipal Authority, Pennsylvania, Lease Revenue        11/13 at 100.00         AAA          2,946,699
                 Bonds, Series 2003B, 5.250%, 11/15/17 - FSA Insured

        4,000   Pittsburgh and Allegheny Counties Public Auditorium                   8/09 at 101.00         AAA          4,088,520
                 Authority, Pennsylvania, Sales Tax Revenue Bonds, Regional
                 Asset District, Series 1999, 5.000%, 2/01/29 - AMBAC Insured

        1,090   Pittsburgh Urban Redevelopment Authority, Pennsylvania,               5/09 at 100.00          A2          1,174,235
                 Tax Increment Financing District Bonds, Center Triangle
                 Project, Series 1999A, 6.100%, 5/01/19

        1,800   Southeastern Transportation Authority, Pennsylvania, Special          3/09 at 101.00         AAA          1,961,874
                 Revenue Bonds, Series 1999A, 5.250%, 3/01/16 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 8.9% (5.9% OF TOTAL INVESTMENTS)

        1,460   Delaware River Joint Toll Bridge Commission, Pennsylvania             7/13 at 100.00          A2          1,594,816
                 and New Jersey, Revenue Bonds, Series 2003,
                 5.250%, 7/01/17

        2,035   Lehigh-Northampton Airport Authority, Pennsylvania, Airport           5/10 at 100.00         Aaa          2,234,939
                 Revenue Bonds, Lehigh Valley Airport System, Series 2000A,
                 6.000%, 5/15/30 (Alternative Minimum Tax) - MBIA Insured

        5,400   Pennsylvania Economic Development Financing Authority,                6/12 at 102.00           A          5,789,772
                 Revenue Bonds, Amtrak 30th Street Station Parking Garage,
                 Series 2002, 5.800%, 6/01/23 (Alternative Minimum Tax) -
                 ACA Insured

        2,200   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,            12/11 at 101.00         AAA          2,274,272
                 Series 2001R, 5.000%, 12/01/30 - AMBAC Insured

        5,000   Philadelphia Airport System, Pennsylvania, Revenue Bonds,             6/11 at 101.00         AAA          5,141,100
                 Series 2001B, 5.250%, 6/15/31 (Alternative Minimum Tax) -
                 FGIC Insured

        3,250   Philadelphia Parking Authority, Pennsylvania, Airport Parking         9/09 at 101.00         AAA          3,419,130
                 Revenue Bonds, Series 1999, 5.250%, 9/01/29 -
                 FSA Insured

        1,885   Pittsburgh Public Parking Authority, Pennsylvania, Parking              No Opt. Call         AAA          2,097,176
                 System Revenue Refunding Bonds, Series 2002,
                 5.000%, 12/01/12 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 13.1% (8.6% OF TOTAL INVESTMENTS)

        1,355   Bucks County, Pennsylvania, Bensalem Township School                  7/06 at 100.00         AAA          1,430,013
                 District, General Obligation Bonds, Series 1996,
                 5.850%, 7/15/12 (Pre-refunded to 7/15/06) - FGIC Insured

        1,450   Indiana County Industrial Development Authority, Pennsylvania,       11/06 at 100.00         AAA          1,544,642
                 Revenue Bonds, Student Cooperative Association Inc./Indiana
                 University of Pennsylvania - Student Union Project,
                 Series 1999A, 5.875%, 11/01/29 (Pre-refunded to
                 11/01/06) - AMBAC Insured

        1,000   Pennsylvania, General Obligation Bonds, Second Series 2001,           9/11 at 101.00       AA***          1,120,390
                 5.000%, 9/15/15 (Pre-refunded to 9/15/11)

       15,050   Philadelphia School District, Pennsylvania, General Obligation        9/05 at 101.00         AAA         15,543,640
                 Bonds, Series 1995B, 5.500%, 9/01/25 (Pre-refunded to
                 9/01/05) - AMBAC Insured

        2,000   Sto-Rox School District, Allegheny County, Pennsylvania,             12/10 at 100.00         AAA          2,308,380
                 General Obligation Bonds, Series 2000, 5.800%, 6/15/30
                 (Pre-refunded to 12/15/10) - MBIA Insured


                                       43


                        Nuveen Pennsylvania Investment Quality Municipal Fund (NQP) (continued)
                              Portfolio of INVESTMENTS December 31, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** (continued)

$       3,000   Warrington Township Municipal Authority, Bucks County,               11/15 at 100.00         AAA     $    3,827,610
                 Pennsylvania, Water and Sewer Revenue Bonds,
                 Series 1991, 7.100%, 12/01/21 (Pre-refunded to
                 11/15/15) - FGIC Insured

        5,450   West View Borough Municipal Authority, Allegheny County,                No Opt. Call         AAA          7,375,267
                 Pennsylvania, Special Obligation Bonds, Series 1985A,
                 9.500%, 11/15/14

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 9.3% (6.2% OF TOTAL INVESTMENTS)

        1,250   Allegheny County Industrial Development Authority,                      No Opt. Call         AAA          1,313,913
                 Pennsylvania, Pollution Control Revenue Refunding Bonds,
                 Duquesne Light Company Project, Series 1999A,
                 4.350%, 12/01/13 - AMBAC Insured

        2,565   Carbon County Industrial Development Authority,                         No Opt. Call        BBB-          2,782,358
                 Pennsylvania, Resource Recovery Revenue Refunding
                 Bonds, Panther Creek Partners Project, Series 2000,
                 6.650%, 5/01/10 (Alternative Minimum Tax)

        4,000   Lehigh County Industrial Development Authority,                       8/05 at 102.00         AAA          4,162,520
                 Pennsylvania, Pollution Control Revenue Refunding
                 Bonds, Pennsylvania Power and Light Company Project,
                 Series 1995A, 6.150%, 8/01/29 - MBIA Insured

        3,500   Montgomery County Industrial Development Authority,                     No Opt. Call         AAA          3,932,915
                 Pennsylvania, Resource Recovery Revenue Refunding Bonds,
                 Montenay Montgomery County Project, Series 2002A,
                 5.250%, 11/01/13 - MBIA Insured

        2,000   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                  7/13 at 100.00         AAA          2,200,300
                 General Ordinance, Seventeenth Series 2003,
                 5.375%, 7/01/19 - FSA Insured

          700   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                  9/14 at 100.00         AAA            724,647
                 General Ordinance, Fifth Series 2004A-1,
                 5.000%, 9/01/26 - FSA Insured

          680   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                    No Opt. Call         AAA            742,805
                 Eighteenth Series 2004, 5.000%, 8/01/13

        3,500   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                  7/09 at 101.00         AAA          3,885,455
                 General Ordinance, Sixteenth Series 1999, 5.500%, 7/01/13 -
                 FSA Insured

        3,700   York County Industrial Development Authority, Pennsylvania,           3/12 at 101.00        Baa1          3,878,118
                 Pollution Control Revenue Refunding Bonds, PSEG Power
                 Project, Series 2001A, 5.500%, 9/01/20

------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 17.8% (11.7% OF TOTAL INVESTMENTS)

        2,205   Bethlehem Authority, Northhampton and Lehigh Counties,               11/14 at 100.00         AAA          2,378,622
                 Pennsylvania, Guaranteed Water Revenue Bonds,
                 Series 2004, 5.000%, 11/15/20 - FSA Insured

        1,000   Bucks County Water and Sewerage Authority, Pennsylvania,             12/06 at 100.00         AAA          1,056,980
                 Collection System Revenue Bonds, Series 1996,
                 5.550%, 12/01/17 - FGIC Insured

                Bucks County Water and Sewerage Authority, Pennsylvania,
                Sewerage System Revenue Bonds, Neshaminy Interceptor Project,
                Series 2004:
          655    5.250%, 6/01/14 - FSA Insured                                          No Opt. Call         AAA            741,598
          530    5.250%, 6/01/15 - FSA Insured                                          No Opt. Call         AAA            601,296

        5,000   Delaware County Industrial Development Authority,                    10/12 at 100.00         AAA          5,204,750
                 Pennsylvania, Water Facilities Revenue Bonds, Philadelphia
                 Water Company, Series 2001, 5.350%, 10/01/31 (Alternative
                 Minimum Tax) - AMBAC Insured

                Delaware County Regional Water Quality Control Authority,
                Pennsylvania, Sewerage Revenue Bonds, Series 2001A:
        5,325    5.100%, 5/01/20 - FGIC Insured                                      11/11 at 100.00         AAA          5,741,202
        1,465    5.100%, 5/01/21 - FGIC Insured                                      11/11 at 100.00         AAA          1,572,209

        1,400   Delaware County Regional Water Quality Control Authority,             5/14 at 100.00         Aaa          1,539,118
                 Pennsylvania, Sewerage Revenue Bonds, Series 2004,
                 5.250%, 5/01/20 - MBIA Insured

        5,000   Erie, Pennsylvania, Water Authority, Water Revenue Bonds,            12/11 at 100.00         AAA          5,200,750
                 Series 2001A, 5.200%, 12/01/30 - MBIA Insured

        2,000   Harrisburg Authority, Dauphin County, Pennsylvania, Water             7/14 at 100.00         AAA          2,125,460
                 Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 -
                 FSA Insured

        1,250   Lancaster Area Sewer Authority, Pennsylvania, Sewer                   4/14 at 100.00         AAA          1,342,272
                 Revenue Bonds, Series 2004, 5.000%, 4/01/20 -
                 MBIA Insured

        1,000   Lower Bucks County Joint Municipal Authority, Pennsylvania,          11/08 at 100.00         Aaa          1,069,360
                 Water and Sewerage Revenue Bonds, Series 1998,
                 5.000%, 11/15/15 - FSA Insured


                                       44

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

                Philadelphia, Pennsylvania, Water and Wastewater Revenue
                Bonds, Series 2001A:
$       5,525    5.375%, 11/01/20 - FGIC Insured                                     11/12 at 100.00         AAA     $    6,128,822
       10,000    5.000%, 11/01/31 - FGIC Insured                                     11/12 at 100.00         AAA         10,250,100
------------------------------------------------------------------------------------------------------------------------------------
$     357,870   Total Long-Term Investments (cost $361,490,641) - 151.2%                                                381,989,963
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.8% (0.5% OF TOTAL INVESTMENTS)

        2,000   Puerto Rico Government Development Bank, Adjustable                                          A-1          2,000,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 1.920%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$       2,000   Total Short-Term Investments (cost $2,000,000)                                                            2,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $363,490,641) - 152.0%                                                          383,989,963
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.2%                                                                        670,576
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.2)%                                                       (132,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  252,660,539
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY)
                        Portfolio of
                                INVESTMENTS December 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 13.9% (9.3% OF TOTAL INVESTMENTS)

$       1,245   Allegheny County Higher Education Building Authority,                 3/14 at 100.00         AAA     $    1,341,176
                 Pennsylvania, Revenue Bonds, Duquesne University,
                 Series 2004A, 5.000%, 3/01/19 - FGIC Insured

        1,045   Allegheny County Higher Education Building Authority,                 5/09 at 102.00           A          1,058,700
                 Pennsylvania, College Revenue Bonds, Thiel College,
                 Series 1999A, 5.375%, 11/15/29 - ACA Insured

        3,000   Chester County Health and Education Facilities Authority,            10/08 at 102.00        BBB-          3,036,630
                 Pennsylvania, College Revenue Bonds, Immaculata
                 College, Series 1998, 5.625%, 10/15/27

                Delaware County Authority, Pennsylvania, Revenue Refunding
                Bonds, Villanova University, Series 2003:
        1,705    5.250%, 8/01/19 - FGIC Insured                                       8/13 at 100.00         AAA          1,873,948
        1,350    5.250%, 8/01/20 - FGIC Insured                                       8/13 at 100.00         AAA          1,480,478
        1,000    5.250%, 8/01/21 - FGIC Insured                                       8/13 at 100.00         AAA          1,092,150

        3,060   Indiana County Industrial Development Authority, Pennsylvania,       11/14 at 100.00         AAA          3,228,851
                 Revenue Bonds, Student Cooperative Association Inc./Indiana
                 University of Pennsylvania - Student Union Project,
                 Series 2004, 5.000%, 11/01/24 -AMBAC Insured

        1,000   Pennsylvania Higher Educational Facilities Authority, Revenue         5/08 at 101.00         Aaa          1,075,390
                 Bonds, LaSalle University, Series 1998, 5.250%, 5/01/23 -
                 MBIA Insured

        2,100   Pennsylvania Higher Educational Facilities Authority, Revenue         6/10 at 100.00          AA          2,293,452
                 Bonds, Philadelphia University, Series 2000,
                 6.000%, 6/01/29 - RAAI Insured

        1,500   Pennsylvania Higher Educational Facilities Authority, Revenue         7/11 at 101.00         AAA          1,536,390
                 Bonds, Temple University, Series 2001, 5.000%, 7/15/31 -
                 MBIA Insured

        4,085   Pennsylvania Higher Educational Facilities Authority,                 6/12 at 100.00         Aaa          4,386,882
                 State System of Higher Education Revenue Bonds,
                 Series 2002W, 5.000%, 6/15/19 - AMBAC Insured

        5,750   Pennsylvania Higher Educational Facilities Authority,                 1/13 at 100.00          A1          5,848,555
                 Revenue Bonds, Thomas Jefferson University,
                 Series 2002, 5.000%, 1/01/32

        1,310   Pennsylvania Higher Educational Facilities Authority, Revenue         7/13 at 100.00          AA          1,411,276
                 Bonds, Ursinus College, Series 2003, 5.500%, 1/01/24 -
                 RAAI Insured

          750   Union County, Higher Education Facilities Financing Authority,        4/13 at 100.00         Aa3            823,013
                 Pennsylvania, Revenue Bonds, Bucknell University,
                 Series 2002A, 5.250%, 4/01/19

        2,500   West Cornwall Township Municipal Authority, Pennsylvania,            12/11 at 100.00        BBB+          2,667,775
                 College Revenue Bonds, Elizabethtown College Project,
                 Series 2001, 5.900%, 12/15/18

          270   Wilkes-Barre General Municipal Authority, Pennsylvania,               6/05 at 100.00         N/R            270,807
                 College Revenue Refunding Bonds, College of Misericordia,
                 Series 1992B, 7.750%, 12/01/12

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 17.6% (11.8% OF TOTAL INVESTMENTS)

        8,500   Allegheny County Hospital Development Authority,                      5/06 at 102.00         AAA          8,998,185
                 Pennsylvania, Revenue Bonds, South Hills Health System,
                 Series 1996A, 5.875%, 5/01/26 - MBIA Insured

       14,000   Allegheny County Hospital Development Authority,                      4/07 at 102.00         AAA         14,997,640
                 Pennsylvania, Revenue Bonds, University of Pittsburgh
                 Medical Center System, Series 1997A,
                 5.625%, 4/01/27 - MBIA Insured

        1,230   Erie County Hospital Authority, Pennsylvania, Revenue                11/12 at 100.00         AAA          1,340,220
                 Bonds, Hamot Health Foundation, Series 2002,
                 5.250%, 11/01/16 - AMBAC Insured

        5,000   Lebanon County Health Facilities Authority, Pennsylvania,            11/12 at 101.00        BBB+          5,159,800
                 Revenue Bonds, Good Samaritan Hospital Project,
                 Series 2002, 5.900%, 11/15/28

        1,250   Lehigh County General Purpose Authority, Pennsylvania,               11/14 at 100.00           A          1,293,763
                 Revenue Bonds, Good Shepherd Goup, Series 2004A,
                 5.500%, 11/01/24

        2,400   Lehigh County General Purpose Authority, Pennsylvania,                8/13 at 100.00         BBB          2,443,752
                 Hospital Revenue Bonds, St. Luke's Hospital of Bethlehem,
                 Series 2003, 5.375%, 8/15/33


                                       46

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

                Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
                Bonds, Pottsville Hospital and Warne Clinic, Series 1998:
$       2,000    5.500%, 7/01/18                                                      7/08 at 100.00        BBB-     $    1,949,840
        2,000    5.625%, 7/01/24                                                      7/08 at 100.00        BBB-          1,903,220

                Sayre Health Care Facility Authority, Pennsylvania, Revenue
                Bonds, Latrobe Area Hospital, Series 2002A:
        1,700    5.250%, 7/01/14 - AMBAC Insured                                      7/12 at 100.00         AAA          1,864,203
        1,200    5.250%, 7/01/15 - AMBAC Insured                                      7/12 at 100.00         AAA          1,309,356

        1,015   St. Mary Hospital Authority, Pennsylvania, Health System             11/14 at 100.00           A          1,037,005
                 Revenue Bonds, Catholic Health East, Series 2004B,
                 5.375%, 11/15/34

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 3.3% (2.2% OF TOTAL INVESTMENTS)

        4,345   Bucks County Redevelopment Authority, Pennsylvania,                   2/05 at 100.00        Baa2          4,349,997
                 Section 8 Assisted Second Lien Multifamily Mortgage
                 Revenue Bonds, Country Commons Apartments,
                 Series 1993A, 6.200%, 8/01/14 (Alternative Minimum Tax)

        2,000   Delaware County Industrial Development Authority,                     4/12 at 100.00         AAA          2,096,560
                 Pennsylvania, Multifamily Housing Revenue Bonds, Darby
                 Townhouses Project, Series 2002A, 5.500%, 4/01/32
                 (Alternative Minimum Tax) (Mandatory put 4/01/22)

        1,510   Luzerne County Housing Corporation, Pennsylvania,                     3/05 at 100.00         Aaa          1,511,782
                 FHA-Insured Section 8 Assisted Revenue Refunding Bonds,
                 Freeland Apartments, Series 1993, 6.125%, 7/15/23

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.0% (2.7% OF TOTAL INVESTMENTS)

        1,230   Allegheny County Residential Finance Authority, Pennsylvania,        11/10 at 100.00         Aaa          1,285,510
                 GNMA Mortgage-Backed Securities Program Single Family
                 Mortgage Revenue Bonds, Series 2000II-2, 5.900%, 11/01/32
                 (Alternative Minimum Tax)

        1,120   Pennsylvania Housing Finance Agency, Single Family Mortgage             No Opt. Call         AA+          1,160,320
                 Revenue Bonds, Series 1996-47, 6.750%, 10/01/06
                 (Alternative Minimum Tax)

        1,375   Pennsylvania Housing Finance Agency, Single Family                    4/07 at 101.50         AA+          1,417,515
                 Mortgage Revenue Bonds, Series 1997-58A,
                 5.950%, 10/01/28 (Alternative Minimum Tax)

        1,645   Pennsylvania Housing Finance Agency, Single Family                   10/07 at 101.50         AA+          1,656,318
                 Mortgage Revenue Bonds, Series 1997-59A,
                 5.700%, 4/01/17 (Alternative Minimum Tax)

          715   Pennsylvania Housing Finance Agency, Single Family                    6/08 at 101.50         AA+            745,137
                 Mortgage Revenue Bonds, Series 1998-62A,
                 5.500%, 10/01/22 (Alternative Minimum Tax)

        1,500   Pittsburgh Urban Redevelopment Authority, Pennsylvania,               4/06 at 102.00         AAA          1,555,080
                 Mortgage Revenue Bonds, Series 1996C, 6.500%, 10/01/23
                 (Alternative Minimum Tax)

                Pittsburgh Urban Redevelopment Authority, Pennsylvania,
                Mortgage Revenue Bonds, Series 1997A:
          845    6.150%, 10/01/16 (Alternative Minimum Tax)                           4/07 at 102.00         AAA            887,149
          765    6.200%, 10/01/21 (Alternative Minimum Tax)                           4/07 at 102.00         AAA            802,256

          155   Pittsburgh Urban Redevelopment Authority, Pennsylvania,               4/05 at 100.00         AAA            155,812
                 Mortgage Revenue Bonds, Series 1992D, 6.500%, 4/01/17


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 3.0% (2.0% OF TOTAL INVESTMENTS)

        2,000   New Morgan Industrial Development Authority, Pennsylvania,            4/05 at 101.00         BB-          1,958,880
                 Solid Waste Disposal Revenue Bonds, New Morgan
                 Landfill Company Inc., Series 1994, 6.500%, 4/01/19
                 (Alternative Minimum Tax)

        2,000   Pennsylvania Economic Development Financing Authority,                5/11 at 101.00          A3          2,085,660
                 Exempt Facilities Revenue Bonds, Amtrak Project,
                 Series 2001A, 6.250%, 11/01/31 (Alternative Minimum Tax)

        2,750   Pennsylvania Industrial Development Authority, Economic               7/12 at 101.00         AAA          3,101,560
                 Development Revenue Bonds, Series 2002,
                 5.500%, 7/01/17 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 3.4% (2.3% OF TOTAL INVESTMENTS)

        1,000   Cumberland County Municipal Authority, Pennsylvania,                 12/12 at 100.00          AA          1,030,940
                 Revenue Bonds, Presbyterian Homes Inc., Series 2003A,
                 5.000%, 12/01/22 - RAAI Insured

        1,230   Pennsylvania Economic Development Financing Authority,                6/08 at 100.00         BB+            918,478
                 Revenue Bonds, Northwestern Human Services Inc.,
                 Series 1998A, 5.250%, 6/01/28


                                       47


                        Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY) (continued)
                              Portfolio of INVESTMENTS December 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE (continued)

                Pennsylvania Economic Development Financing Authority,
                Revenue Bonds, Dr. Gertrude A. Barber Center Inc., Series 2000:
$       1,000    6.150%, 12/01/20 - RAAI Insured                                      2/05 at 100.00          AA     $    1,002,870
        2,000    5.900%, 12/01/30 - RAAI Insured                                     12/10 at 100.00          AA          2,157,620

                Philadelphia Authority for Industrial Development, Pennsylvania,
                Health Care Facilities Revenue Bonds, Paul's Run, Series 1998A:
        1,350    5.750%, 5/15/18                                                      5/08 at 102.00         N/R          1,355,144
        1,650    5.875%, 5/15/28                                                      5/08 at 102.00         N/R          1,631,074


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 2.1% (1.5% OF TOTAL INVESTMENTS)

          500   Erie County Industrial Development Authority, Pennsylvania,           9/10 at 101.00         BBB            530,815
                 Environmental Improvement Revenue Refunding Bonds,
                 Series 2000B, 6.000%, 9/01/16 (Alternative Minimum Tax)

        4,500   Pennsylvania Economic Development Financing Authority,               11/08 at 102.00         N/R          4,726,935
                 Exempt Facilities Revenue Bonds, National Gypsum
                 Company, Series 1997B, 6.125%, 11/01/27
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 31.5% (21.1% OF TOTAL INVESTMENTS)

        3,695   Allegheny County, Pennsylvania, General Obligation Bonds,               No Opt. Call         AAA          4,181,927
                 Series 2005C-57, 5.250%, 11/01/13 (WI, settling
                 1/19/05) - FGIC Insured

        1,200   Butler County, Pennsylvania, General Obligation Bonds,                7/14 at 100.00         AAA          1,314,804
                 Series 2004, 5.000%, 7/15/16 - FGIC Insured

        2,120   Central Bucks County School District, Pennsylvania, General           5/13 at 100.00         Aaa          2,236,282
                 Obligation Bonds, Series 2003, 5.000%, 5/15/23 -
                 MBIA Insured

                Harrisburg Redevelopment Authority, Dauphin County,
                Pennsylvania, Guaranteed Revenue Bonds, Series 1998B:
        1,750    0.000%, 5/01/22 - FSA Insured                                         5/16 at 75.56         AAA            758,748
        2,750    0.000%, 11/01/22 - FSA Insured                                        5/16 at 73.64         AAA          1,161,903
        2,750    0.000%, 5/01/23 - FSA Insured                                         5/16 at 71.71         AAA          1,118,865

        1,500   Lehigh County, Pennsylvania, General Obligation Bonds,                  No Opt. Call         AAA          1,665,315
                 Series 2004, 5.000%, 11/15/10 - MBIA Insured

        4,305   Montgomery County, Pennsylvania, General Obligation Bonds,           10/06 at 100.00         Aaa          4,481,677
                 Series 1996B, 5.375%, 10/15/21

          985   Moon Area School District, Allegheny County, Pennsylvania,              No Opt. Call         AAA          1,110,982
                 General Obligation Bonds, Series 2004, 5.250%, 11/15/12 -
                 FSA Insured

        1,000   New Castle Area School District, Lawrence County,                     3/10 at 100.00         AAA          1,093,570
                 Pennsylvania, General Obligation Bonds, Series 2000,
                 5.600%, 3/01/25 - MBIA Insured

                Norristown Area School District, Montgomery County,
                Pennsylvania, General Obligation Bonds, Series 2003:
        1,000    5.000%, 9/01/19 - FGIC Insured                                       3/13 at 100.00         Aaa          1,070,110
        1,000    5.000%, 9/01/20 - FGIC Insured                                       3/13 at 100.00         Aaa          1,066,520
        1,735    5.000%, 9/01/21 - FGIC Insured                                       3/13 at 100.00         Aaa          1,841,737
        2,000    5.000%, 9/01/22 - FGIC Insured                                       3/13 at 100.00         Aaa          2,114,500
        2,270    5.000%, 9/01/23 - FGIC Insured                                       3/13 at 100.00         Aaa          2,391,922
        2,600    5.000%, 9/01/24 - FGIC Insured                                       3/13 at 100.00         Aaa          2,728,648

        3,500   Pennsylvania, General Obligation Refunding Bonds, Second                No Opt. Call         AAA          3,885,525
                 Series 2003, 5.000%, 7/01/11 - MBIA Insured

        3,000   Pennsylvania, General Obligation Bonds, First Series 2004,              No Opt. Call         AAA          3,338,850
                 5.250%, 2/01/10 - MBIA Insured

        4,250   Pennsylvania, General Obligation Bonds, Third Series 2004,              No Opt. Call          AA          4,723,833
                 5.000%, 9/01/12

                Pennsylvania, General Obligation Refunding Bonds, Second
                Series 2002:
        3,500    5.000%, 10/01/11 - FGIC Insured                                        No Opt. Call         AAA          3,893,050
        1,600    5.250%, 10/01/14 - FGIC Insured                                        No Opt. Call         AAA          1,821,008

                Philadelphia, Pennsylvania, General Obligation Bonds,
                Series 2003A:
        1,000    5.000%, 2/15/12 - XLCA Insured                                         No Opt. Call         AAA          1,098,760
        2,000    5.250%, 2/15/13 - XLCA Insured                                         No Opt. Call         AAA          2,232,480

        2,000   Philadelphia School District, Pennsylvania, General Obligation          No Opt. Call         AAA          2,300,920
                 Refunding Bonds, Series 1995A, 6.250%, 9/01/09 -
                 AMBAC Insured

        1,000   Pittsburgh School District, Allegheny County, Pennsylvania,             No Opt. Call         AAA          1,148,800
                 General Obligation Refunding Bonds, Series 2002A,
                 5.500%, 9/01/14 - FSA Insured


                                       48

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       3,300   Pocono Mountain School District, Monroe County,                       2/13 at 100.00         Aaa     $    3,608,880
                 Pennsylvania, General Obligation Bonds, Series 2003,
                 5.000%, 2/15/15 - FGIC Insured

                State Public School Building Authority, Berkes County,
                Pennsylvania, School Revenue Bonds, Brandywine Heights Area
                School District, Series 2003:
        2,930    5.000%, 2/01/20 - FGIC Insured                                       2/13 at 100.00         Aaa          3,123,263
        1,955    5.000%, 2/01/21 - FGIC Insured                                       2/13 at 100.00         Aaa          2,074,275

                State Public School Building Authority, Pennsylvania, School
                Revenue Bonds, Conneaut School District Project, Series 2003:
        1,000    5.250%, 11/01/21 - FGIC Insured                                     11/13 at 100.00         AAA          1,093,050
        1,355    5.250%, 11/01/22 - FGIC Insured                                     11/13 at 100.00         AAA          1,478,969

        2,550   State Public School Building Authority, Pennsylvania,                 5/13 at 100.00         Aaa          2,485,612
                 School Revenue Bonds, York City School District,
                 Series 2003, 4.000%, 5/01/21 - FSA Insured

        4,050   State Public School Building Authority, Pennsylvania,                 6/13 at 100.00         AAA          4,134,928
                 Lease Revenue Bonds, Philadelphia School District Project,
                 Series 2003, 5.000%, 6/01/33 - FSA Insured

        1,535   Stroudsburg Area School District, Monroe County,                      4/12 at 100.00         AAA          1,647,070
                 Pennsylvania, General Obligation Bonds, Series 2001A,
                 5.000%, 4/01/19 - FSA Insured

        1,000   Wilkes-Barre Area School District, Luzerne County,                    4/14 at 100.00         AAA          1,102,700
                 Pennsylvania, General Obligation Bonds, Series 2003A,
                 5.250%, 4/01/19 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 8.4% (5.6% OF TOTAL INVESTMENTS)

        4,060   Delaware Valley Regional Finance Authority, Pennsylvania,             4/06 at 100.00         AAA          4,231,088
                 Local Government Revenue Bonds, Series 1996A,
                 6.000%, 4/15/26 - AMBAC Insured

                Pennsylvania Turnpike Commission, Oil Franchise Tax Senior
                Lien Revenue Bonds, Series 2003A:
        1,000    5.250%, 12/01/15 - MBIA Insured                                     12/13 at 100.00         AAA          1,118,390
        2,400    5.250%, 12/01/17 - MBIA Insured                                     12/13 at 100.00         AAA          2,657,976
        2,000    5.250%, 12/01/18 - MBIA Insured                                     12/13 at 100.00         AAA          2,207,180

        3,500   Philadelphia Municipal Authority, Pennsylvania, Lease Revenue        11/13 at 100.00         AAA          3,819,795
                 Bonds, Series 2003B, 5.250%, 11/15/17 - FSA Insured

        2,405   Puerto Rico, Highway Revenue Bonds, Highway and                         No Opt. Call         AAA          2,826,645
                 Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

        1,000   Southeastern Transportation Authority, Pennsylvania,                  3/09 at 101.00         AAA          1,089,930
                 Special Revenue Bonds, Series 1999A, 5.250%, 3/01/16 -
                 FGIC Insured

                York County School of Technology Authority, Pennsylvania,
                Lease Revenue Bonds, Series 2003:
        1,000    5.375%, 2/15/20 - FGIC Insured                                       2/13 at 100.00         Aaa          1,108,250
        1,000    5.500%, 2/15/22 - FGIC Insured                                       2/13 at 100.00         Aaa          1,116,100


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 16.3% (10.9% OF TOTAL INVESTMENTS)

        2,300   Allegheny County, Pennsylvania, Airport Revenue Refunding             1/08 at 101.00         AAA          2,415,943
                 Bonds, Pittsburgh International Airport, Series 1997A,
                 5.250%, 1/01/16 (Alternative Minimum Tax) - MBIA Insured

        1,500   Delaware River Joint Toll Bridge Commission, Pennsylvania             7/13 at 100.00          A2          1,638,510
                 and New Jersey, Revenue Bonds, Series 2003, 5.250%, 7/01/17

        4,600   Pennsylvania Economic Development Financing Authority,                6/12 at 102.00           A          4,814,682
                 Revenue Bonds, Amtrak 30th Street Station Parking Garage,
                 Series 2002, 5.875%, 6/01/33 (Alternative Minimum Tax) -
                 ACA Insured

        3,575   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,            12/11 at 101.00         AAA          3,695,692
                 Series 2001R, 5.000%, 12/01/30 - AMBAC Insured

       10,000   Philadelphia Authority for Industrial Development,                    7/11 at 101.00         AAA         10,355,800
                 Pennsylvania, Airport Revenue Bonds, Philadelphia Airport
                 System Project, Series 2001A, 5.250%, 7/01/28
                 (Alternative Minimum Tax) - FGIC Insured

        6,525   Pittsburgh and Allegheny County Sports and Exhibition                12/06 at 100.00         Aaa          6,790,763
                 Authority, Pennsylvania, Parking Revenue Bonds,
                 Series 2001A, 5.350%, 12/01/26 - AMBAC Insured

        2,355   Scranton Parking Authority, Pennsylvania, Guaranteed                  9/13 at 100.00         AAA          2,419,244
                 Parking Revenue Bonds, Series 2004, 5.000%, 9/15/33 -
                 FGIC Insured

        6,700   Susquehanna Area Regional Airport Authority, Pennsylvania,            1/13 at 100.00         Aaa          6,843,983
                 Airport System Revenue Bonds, Series 2003B,
                 5.000%, 1/01/33 - AMBAC Insured


                                       49


                        Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY) (continued)
                             Portfolio of INVESTMENTS December 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 18.3% (12.2% OF TOTAL INVESTMENTS)

                Butler County, Pennsylvania, General Obligation Bonds,
                Series 2003:
$       1,000    5.250%, 7/15/19 (Pre-refunded to 7/15/13) - FGIC Insured             7/13 at 100.00         AAA     $    1,134,510
        1,000    5.250%, 7/15/21 (Pre-refunded to 7/15/13) - FGIC Insured             7/13 at 100.00         AAA          1,134,510
        1,200    5.250%, 7/15/23 (Pre-refunded to 7/15/13) - FGIC Insured             7/13 at 100.00         AAA          1,361,412

        2,110   Fayette County, Pennsylvania, General Obligation Bonds,              11/10 at 100.00         AAA          2,411,582
                 Series 2000, 5.625%, 11/15/28 (Pre-refunded to
                 11/15/10) - AMBAC Insured

       17,895   Harrisburg Authority, Dauphin County, Pennsylvania,                   9/07 at 100.00         AAA         19,450,433
                 Tax-Exempt Revenue Bonds, City of Harrisburg Project,
                 Series 1997-II, 5.625%, 9/15/22 (Pre-refunded to
                 9/15/07) - MBIA Insured

        7,900   Montgomery County Higher Education and Health Authority,              1/09 at 101.00         AAA          8,695,056
                 Pennsylvania, Revenue Bonds, Pottstown Healthcare
                 Corporation, Series 1998, 5.000%, 1/01/27 (Pre-refunded
                 to 1/01/09) - FSA Insured

        1,305   Pennsylvania Higher Educational Facilities Authority, College           No Opt. Call         Aaa          1,573,530
                 Revenue Bonds, Ninth Series 1976, 7.625%, 7/01/15

                Philadelphia Hospitals and Higher Education Facilities
                Authority, Pennsylvania, Hospital Revenue Bonds, Presbyterian
                Medical Center of Philadelphia, Series 1993:
        1,000    6.500%, 12/01/11                                                       No Opt. Call         AAA          1,160,390
        3,690    6.650%, 12/01/19                                                       No Opt. Call         AAA          4,611,725

        1,650   West View Borough Municipal Authority, Allegheny County,                No Opt. Call         AAA          2,232,879
                 Pennsylvania, Special Obligation Bonds, Series 1985A,
                 9.500%, 11/15/14

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 15.1% (10.1% OF TOTAL INVESTMENTS)

        1,125   Allegheny County Industrial Development Authority,                      No Opt. Call         AAA          1,182,521
                 Pennsylvania, Pollution Control Revenue Refunding Bonds,
                 Duquesne Light Company Project, Series 1999A,
                 4.350%, 12/01/13 - AMBAC Insured

        8,000   Beaver County Industrial Development Authority,                       6/08 at 102.00         AAA          8,270,320
                 Pennsylvania, Exempt Facilities Revenue Bonds,
                 Shippingport Project, Series 1998A, 5.375%, 6/01/28
                 (Alternative Minimum Tax) - AMBAC Insured

        3,485   Carbon County Industrial Development Authority,                         No Opt. Call        BBB-          3,780,319
                 Pennsylvania, Resource Recovery Revenue Refunding
                 Bonds, Panther Creek Partners Project, Series 2000,
                 6.650%, 5/01/10 (Alternative Minimum Tax)

        7,590   Indiana County Industrial Development Authority,                      5/07 at 102.00         AAA          8,193,557
                 Pennsylvania, Pollution Control Revenue Bonds,
                 Metropolitan Edison Company Project, Series 1997A,
                 5.950%, 5/01/27 (Alternative Minimum Tax) -
                 AMBAC Insured

        2,000   Indiana County Industrial Development Authority,                      6/12 at 101.00        Baa1          2,097,000
                 Pennsylvania, Pollution Control Revenue Refunding
                 Bonds, PSEG Power LLC Project, Series 2001A,
                 5.850%, 6/01/27 (Alternative Minimum Tax)

        1,530   Montgomery County Industrial Development Authority,                     No Opt. Call         AAA          1,719,246
                 Pennsylvania, Resource Recovery Revenue Refunding Bonds,
                 Montenay Montgomery County Project, Series 2002A, 5.250%,
                 11/01/13 - MBIA Insured

        5,750   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                  7/09 at 101.00         AAA          5,878,570
                 General Ordinance, Second Series 1999, 5.000%, 7/01/29 -
                 FSA Insured

        1,000   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                  7/13 at 100.00         AAA          1,100,150
                 General Ordinance, Seventeenth Series 2003,
                 5.375%, 7/01/19 - FSA Insured

          700   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                  9/14 at 100.00         AAA            724,647
                 General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 -
                 FSA Insured

          745   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                    No Opt. Call         AAA            813,808
                 Eighteenth Series 2004, 5.000%, 8/01/13

        2,240   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                  7/09 at 101.00         AAA          2,486,691
                 General Ordinance, Sixteenth Series 1999, 5.500%, 7/01/13 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 12.4% (8.3% OF TOTAL INVESTMENTS)

        2,000   Allegheny County Sanitary Authority, Pennsylvania, Sewerage          12/10 at 101.00         AAA          2,183,360
                 Revenue Bonds, Series 2000, 5.500%, 12/01/30 -
                 MBIA Insured

        1,000   Allegheny County Sanitary Authority, Pennsylvania, Sewerage          12/11 at 101.00         AAA          1,121,680
                 Revenue Refunding Bonds, Series 2001, 5.375%, 12/01/13 -
                 MBIA Insured

        2,500   Bethlehem Authority, Northhampton and Lehigh Counties,               11/14 at 100.00         AAA          2,696,850
                 Pennsylvania, Guaranteed Water Revenue Bonds,
                 Series 2004, 5.000%, 11/15/20 - FSA Insured

        4,000   Bucks County Industrial Development Authority, Pennsylvania,          3/12 at 100.00         AAA          4,210,040
                 Water Facility Revenue Bonds, Pennsylvania Suburban
                 Water Company Project, Series 2002, 5.550%, 9/01/32
                 (Alternative Minimum Tax) - FGIC Insured


                                       50

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

                Bucks County Water and Sewerage Authority, Pennsylvania,
                Sewerage System Revenue Bonds, Neshaminy Interceptor Project,
                Series 2004:
$         605    5.250%, 6/01/14 - FSA Insured                                          No Opt. Call         AAA     $      684,987
          485    5.250%, 6/01/15 - FSA Insured                                          No Opt. Call         AAA            550,242

        1,615   Delaware County Regional Water Quality Control Authority,             5/14 at 100.00         Aaa          1,761,012
                 Pennsylvania, Sewerage Revenue Bonds, Series 2004,
                 5.250%, 5/01/23 - MBIA Insured

        2,000   Harrisburg Authority, Dauphin County, Pennsylvania, Water             7/14 at 100.00         AAA          2,125,460
                 Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 -
                 FSA Insured

        1,315   Lancaster Area Sewer Authority, Pennsylvania, Sewer                   4/14 at 100.00         AAA          1,404,749
                 Revenue Bonds, Series 2004, 5.000%, 4/01/21 - MBIA Insured

        3,360   Mercer County Industrial Development Authority,                       7/10 at 100.00         AAA          3,711,322
                 Pennsylvania, Water Facility Revenue Bonds, Consumers
                 Water Company, Shenango Valley Division Project,
                 Series 2000, 6.000%, 7/01/30 (Alternative Minimum Tax) -
                 MBIA Insured

                Norristown Municipal Waste Authority, Pennsylvania, Sewer
                Revenue Bonds, Series 2003:
        1,140    5.125%, 11/15/22 - FGIC Insured                                     11/13 at 100.00         Aaa          1,215,548
        2,535    5.125%, 11/15/23 - FGIC Insured                                     11/13 at 100.00         Aaa          2,695,466

        2,730   Philadelphia, Pennsylvania, Water and Wastewater Revenue                No Opt. Call         AAA          3,182,440
                 Bonds, Series 1995, 6.250%, 8/01/10 - MBIA Insured

        2,000   Unity Township Municipal Authority, Pennsylvania, Sewerage           12/14 at 100.00         AAA          2,059,200
                 Revenue Bonds, Series 2004, 5.000%, 12/01/34 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     339,455   Total Long-Term Investments (cost $336,969,944) - 149.3%                                                358,140,535
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (0.1)%                                                                     (132,329)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.2)%                                                       (118,100,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  239,908,206
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                        Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM)
                        Portfolio of
                                INVESTMENTS December 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.0% (1.4% OF TOTAL INVESTMENTS)

$       1,000   Pennsylvania Economic Development Financing Authority,                  No Opt. Call         AA-     $    1,068,480
                 Solid Waste Disposal Revenue Bonds, Procter & Gamble
                 Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 30.6% (20.7% OF TOTAL INVESTMENTS)

        2,250   Bucks County Industrial Development Authority, Pennsylvania,          9/11 at 100.00         Aaa          2,323,890
                 Revenue Bonds, George School Project, Series 2001,
                 5.125%, 9/15/31 - AMBAC Insured

        1,325   Delaware County Authority, Pennsylvania, College Revenue             10/11 at 100.00        BBB-          1,365,943
                 Refunding Bonds, Neumann College, Series 2001,
                 6.000%, 10/01/31

        1,310   Delaware County Authority, Pennsylvania, Revenue Refunding            8/13 at 100.00         AAA          1,454,860
                 Bonds, Villanova University, Series 2003, 5.250%, 8/01/16 -
                 FGIC Insured

        2,370   Montgomery County Industrial Development Authority,                   8/07 at 100.00         AAA          2,492,813
                 Pennsylvania, Revenue Bonds, Hill School Project,
                 Series 1997, 5.350%, 8/15/27 - MBIA Insured

        1,000   Pennsylvania Higher Educational Facilities Authority,                 6/12 at 100.00         Aaa          1,073,900
                 State System of Higher Education Revenue Bonds,
                 Series 2002W, 5.000%, 6/15/19 - AMBAC Insured

        1,090   Pennsylvania Higher Educational Facilities Authority, Revenue         1/13 at 100.00          A1          1,202,564
                 Bonds, Thomas Jefferson University, Series 2002,
                 5.500%, 1/01/16

        1,500   Pennsylvania Higher Educational Facilities Authority, Revenue         7/11 at 100.00          AA          1,555,305
                 Bonds, Moravian College, Series 2001, 5.375%, 7/01/31 -
                 RAAI Insured

        3,000   Pennsylvania State University, General Obligation Refunding             No Opt. Call          AA          3,402,810
                 Bonds, Series 2002, 5.250%, 8/15/14

        1,000   West Cornwall Township Municipal Authority, Pennsylvania,            12/11 at 100.00        BBB+          1,049,430
                 College Revenue Bonds, Elizabethtown College Project,
                 Series 2001, 6.000%, 12/15/27

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 16.9% (11.4% OF TOTAL INVESTMENTS)

          400   Allegheny County Hospital Development Authority,                     11/10 at 102.00          B1            465,472
                 Pennsylvania, Revenue Bonds, West Penn Allegheny
                 Health System, Series 2000B, 9.250%, 11/15/30

        2,500   Chester County Health and Educational Facilities Authority,           5/08 at 101.00         AA-          2,570,525
                 Pennsylvania, Health System Revenue Bonds, Jefferson
                 Health System, Series 1997B, 5.375%, 5/15/27

          250   Lehigh County General Purpose Authority, Pennsylvania,               11/14 at 100.00           A            258,753
                 Revenue Bonds, Good Shepherd Goup, Series 2004A,
                 5.500%, 11/01/24

          600   Lehigh County General Purpose Authority, Pennsylvania,                8/13 at 100.00         BBB            610,938
                 Hospital Revenue Bonds, St. Luke's Hospital of Bethlehem,
                 Series 2003, 5.375%, 8/15/33

        2,150   Pennsylvania Higher Educational Facilities Authority,                 1/11 at 101.00          A+          2,306,391
                 Revenue Bonds, UPMC Health System, Series 2001A,
                 6.000%, 1/15/31

          170   St. Mary Hospital Authority, Pennsylvania, Health System             11/14 at 100.00           A            173,686
                 Revenue Bonds, Catholic Health East, Series 2004B,
                 5.375%, 11/15/34

        1,000   Washington County Hospital Authority, Pennsylvania,                   6/12 at 101.00          A3          1,074,920
                 Revenue Bonds, Monongahela Valley Hospital Project,
                 Series 2002, 5.500%, 6/01/17

        1,250   West Shore Area Hospital Authority, Cumberland County,                1/12 at 100.00        BBB+          1,304,975
                 Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital
                 of the Sisters of Christian Charity Project, Series 2001,
                 6.250%, 1/01/32

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 3.5% (2.4% OF TOTAL INVESTMENTS)

        1,795   Allegheny County Residential Finance Authority, Pennsylvania,        11/08 at 102.00         Aaa          1,836,913
                 GNMA Mortgage-Backed Securities Program Single Family
                 Mortgage Revenue Bonds, Series 1998DD-2, 5.400%, 11/01/29
                 (Alternative Minimum Tax)


                                       52

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 6.7% (4.5% OF TOTAL INVESTMENTS)

$       2,000   Pennsylvania Economic Development Financing Authority,                5/11 at 101.00          A3     $    2,085,660
                 Exempt Facilities Revenue Bonds, Amtrak Project,
                 Series 2001A, 6.250%, 11/01/31 (Alternative Minimum Tax)

        1,250   Pennsylvania Industrial Development Authority, Economic               7/12 at 101.00         AAA          1,409,800
                 Development Revenue Bonds, Series 2002,
                 5.500%, 7/01/17 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 12.1% (8.1% OF TOTAL INVESTMENTS)

        1,000   Cumberland County Municipal Authority, Pennsylvania,                  1/13 at 101.00         N/R          1,049,020
                 Retirement Community Revenue Bonds, Wesley Affiliated
                 Services Inc., Series 2002A, 7.125%, 1/01/25

        2,100   Lancaster County Hospital Authority, Pennsylvania, Health            12/11 at 100.00          A-          2,200,107
                 Center Revenue Bonds, Willow Valley Retirement Communities
                 Project, Series 2001, 5.875%, 6/01/31

        2,875   Philadelphia Authority for Industrial Development,                    7/11 at 101.00         AAA          3,000,350
                 Pennsylvania, Revenue Bonds, Philadelphia Corporation for
                 the Aging Project, Series 2001B, 5.250%, 7/01/31 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 3.1% (2.1% OF TOTAL INVESTMENTS)

          750   Bucks County Industrial Development Authority, Pennsylvania,            No Opt. Call        BBB+            838,470
                 Environmental Improvement Revenue Bonds, USX Corporation
                 Project, Series 1995, 5.400%, 11/01/17 (Mandatory
                 put 11/01/11)

          750   Pennsylvania Economic Development Financing Authority,               11/08 at 102.00         N/R            787,823
                 Exempt Facilities Revenue Bonds, National Gypsum
                 Company, Series 1997B, 6.125%, 11/01/27 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 34.0% (23.0% OF TOTAL INVESTMENTS)

        1,000   Allegheny County, Pennsylvania, General Obligation Bonds,               No Opt. Call         AAA          1,131,780
                 Series 2005C-57, 5.250%, 11/01/13 (WI, settling 1/19/05) -
                 FGIC Insured

        2,415   Bucks County, Pennsylvania, Central Bucks School District,            5/12 at 100.00         Aaa          2,705,211
                 General Obligation Bonds, Series 2002, 5.500%, 5/15/18 -
                 FGIC Insured

          250   Duquesne School District, Allegheny County, Pennsylvania,            10/05 at 100.00         AAA            254,673
                 General Obligation Bonds, Series 1998, 5.000%, 10/01/18 -
                 AMBAC Insured

          595   Lehigh County, Pennsylvania, General Obligation Bonds,                  No Opt. Call         AAA            660,575
                 Series 2004, 5.000%, 11/15/10 - MBIA Insured

          750   Luzerne County, Pennsylvania, General Obligation Bonds,               5/13 at 100.00         Aaa            834,495
                 Series 2003A, 5.250%, 11/15/16 - MBIA Insured

          250   Moon Area School District, Allegheny County, Pennsylvania,              No Opt. Call         AAA            282,603
                 General Obligation Bonds, Series 2004, 5.250%, 11/15/13 -
                 FSA Insured

        1,105   Oxford Area School District, Chester County, Pennsylvania,            2/12 at 100.00         AAA          1,235,677
                 General Obligation Bonds, Series 2001A, 5.500%, 2/15/17 -
                 FGIC Insured

          750   Pennsylvania, General Obligation Bonds, Third Series 2004,              No Opt. Call          AA            833,618
                 5.000%, 9/01/12

        2,000   Pennsylvania, General Obligation Bonds, Second Series 2001,           9/11 at 101.00          AA          2,191,160
                 5.000%, 9/15/13

        2,500   Philadelphia School District, Pennsylvania, General Obligation        8/12 at 100.00         AAA          2,779,800
                 Bonds, Series 2002B, 5.625%, 8/01/18 - FGIC Insured

        3,000   Pittsburgh School District, Allegheny County, Pennsylvania,             No Opt. Call         AAA          3,446,400
                 General Obligation Refunding Bonds, Series 2002A,
                 5.500%, 9/01/14 - FSA Insured

        1,230   Stroudsburg Area School District, Monroe County, Pennsylvania,        4/12 at 100.00         AAA          1,332,422
                 General Obligation Bonds, Series 2001A, 5.000%, 4/01/15 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 10.0% (6.7% OF TOTAL INVESTMENTS)

        1,000   Allegheny County Redevelopment Authority, Pennsylvania,                 No Opt. Call         N/R          1,014,830
                 Redevelopment Bonds, Pittsburg Mills Project, Series 2004,
                 5.600%, 7/01/23

        1,000   Pennsylvania Turnpike Commission, Oil Franchise Tax Senior           12/13 at 100.00         AAA          1,118,390
                 Lien Revenue Bonds, Series 2003A, 5.250%, 12/01/15 -
                 MBIA Insured


                                       53

                        Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM) (continued)
                              Portfolio of INVESTMENTS December 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,500   Philadelphia Redevelopment Authority, Pennsylvania, Revenue           4/12 at 100.00         AAA     $    1,677,225
                 Bonds, Philadelphia Neighborhood Transformation Initiative,
                 Series 2002A, 5.500%, 4/15/19 - FGIC Insured

        1,000   Philadelphia Municipal Authority, Pennsylvania, Lease Revenue        11/13 at 100.00         AAA          1,091,370
                 Bonds, Series 2003B, 5.250%, 11/15/17 - FSA Insured

          250   Southeastern Transportation Authority, Pennsylvania, Special          3/09 at 101.00         AAA            272,482
                 Revenue Bonds, Series 1999A, 5.250%, 3/01/16 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 10.6% (7.1% OF TOTAL INVESTMENTS)

          300   Delaware River Joint Toll Bridge Commission, Pennsylvania             7/13 at 100.00          A2            327,702
                 and New Jersey, Revenue Bonds, Series 2003,
                 5.250%, 7/01/17

        1,000   Pennsylvania Economic Development Financing Authority,                6/12 at 102.00           A          1,046,670
                 Revenue Bonds, Amtrak 30th Street Station Parking Garage,
                 Series 2002, 5.875%, 6/01/33 (Alternative Minimum Tax) -
                 ACA Insured

        1,750   Philadelphia Authority for Industrial Development,                    7/11 at 101.00         AAA          1,812,265
                 Pennsylvania, Airport Revenue Bonds, Philadelphia Airport
                 System Project, Series 2001A, 5.250%, 7/01/28 (Alternative
                 Minimum Tax) - FGIC Insured

        2,210   Pittsburgh and Allegheny County Sports and Exhibition                12/06 at 100.00         Aaa          2,302,290
                 Authority, Pennsylvania, Parking Revenue Bonds,
                 Series 2001A, 5.375%, 12/01/30 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 0.4% (0.4% OF TOTAL INVESTMENTS)

          160   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                    No Opt. Call         AAA            199,749
                 Twelfth Series 1990B, 7.000%, 5/15/20 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 13.0% (8.7% OF TOTAL INVESTMENTS)

          500   Allegheny County Industrial Development Authority,                      No Opt. Call         AAA            525,565
                 Pennsylvania, Pollution Control Revenue Refunding Bonds,
                 Duquesne Light Company Project, Series 1999A,
                 4.350%, 12/01/13 - AMBAC Insured

        3,100   Montgomery County Industrial Development Authority,                     No Opt. Call         AAA          3,417,378
                 Pennsylvania, Resource Recovery Revenue Refunding Bonds,
                 Montenay Montgomery County Project, Series 2002A,
                 5.000%, 11/01/10 - MBIA Insured

          285   Pennsylvania Economic Development Financing Authority,               12/09 at 103.00          B+            296,768
                 Exempt Facilities Revenue Bonds, Reliant Energy Inc.,
                 Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)

                Philadelphia Gas Works, Pennsylvania, Revenue Bonds,
                General Ordinance, Fourth Series 1998:
        1,000    5.250%, 8/01/18 - FSA Insured                                        8/13 at 100.00         AAA          1,094,200
        1,000    5.250%, 8/01/19 - FSA Insured                                        8/13 at 100.00         AAA          1,091,160

          140   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                  9/14 at 100.00         AAA            144,929
                 General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 -
                 FSA Insured

          135   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                    No Opt. Call         AAA            147,469
                 Eighteenth Series 2004, 5.000%, 8/01/13


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 2.3% (1.5% OF TOTAL INVESTMENTS)

          500   Bethlehem Authority, Northhampton and Lehigh Counties,               11/14 at 100.00         AAA            539,370
                 Pennsylvania, Guaranteed Water Revenue Bonds, Series 2004,
                 5.000%, 11/15/20 - FSA Insured

          600   Harrisburg Authority, Dauphin County, Pennsylvania, Water             7/14 at 100.00         AAA            637,635
                 Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 -
                 FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
$      69,960   Total Long-Term Investments (cost $71,151,049) - 145.2%                                                  75,409,659
=============-----------------------------------------------------------------------------------------------------------------------


                                       54

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                         RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 2.9% (2.0% OF TOTAL INVESTMENTS)

$       1,500   Puerto Rico Government Development Bank, Adjustable                                          A-1     $    1,500,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 1.920%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$       1,500   Total Short-Term Investments (cost $1,500,000)                                                            1,500,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $72,651,049) - 148.1%                                                            76,909,659
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.1%                                                                         34,784
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.2)%                                                        (25,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   51,944,443
                ====================================================================================================================

FORWARD SWAP CONTRACTS OUTSTANDING AT DECEMBER 31, 2004:
                                                                                                          SWAP           UNREALIZED
                                                                       NOTIONAL     EFFECTIVE      TERMINATION         APPRECIATION
                                                                         AMOUNT        DATE(2)            DATE        (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with Goldman Sachs dated December 6, 2004, to pay
semi-annually the notional amount multiplied by 5.324%
(annualized) and receive quarterly the notional amount
multiplied by the three-month USD-LIBOR (United States
Dollar - London Inter-Bank Offered Rates).                           $  500,000       7/11/05          7/11/25              $(5,568)

Agreement with Morgan Stanley dated August 4, 2004, to pay
semi-annually the notional amount multiplied by 5.660%
(annualized) and receive quarterly the notional amount
multiplied by the three-month USD-LIBOR (United States
Dollar - London Inter-Bank Offered Rates).                            1,100,000       2/16/05          2/16/35              (69,286)

Agreement with Morgan Stanley dated August 10, 2004, to pay
semi-annually the notional amount multiplied by 5.489%
(annualized) and receive quarterly the notional amount
multiplied by the three-month USD-LIBOR (United States
Dollar - London Inter-Bank Offered Rates).                              600,000       1/14/05          1/14/35              (23,715)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $(98,569)
------------------------------------------------------------------------------------------------------------------------------------

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                See accompanying notes to financial statements.

                        Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY)
                        Portfolio of
                                INVESTMENTS December 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 21.8% (14.8% OF TOTAL INVESTMENTS)

$         700   Allegheny County Higher Education Building Authority,                 3/05 at 100.00         AA-     $      702,772
                 Pennsylvania, Revenue Bonds, Carnegie Mellon University,
                 Series 2002, 5.450%, 3/01/27

        1,500   Allegheny County Higher Education Building Authority,                   No Opt. Call        Baa3          1,615,335
                 Pennsylvania, College Revenue Refunding Bonds, Robert
                 Morris College, Series 1998A, 6.000%, 5/01/28

        1,435   Delaware County Authority, Pennsylvania, Revenue                      8/13 at 100.00         AAA          1,586,249
                 Refunding Bonds, Villanova University, Series 2003,
                 5.250%, 8/01/17 - FGIC Insured

           20   Montgomery County Industrial Development Authority,                   8/07 at 100.00         AAA             21,036
                 Pennsylvania, Revenue Bonds, Hill School Project,
                 Series 1997, 5.350%, 8/15/27 - MBIA Insured

        2,000   Pennsylvania Higher Educational Facilities Authority,                 7/11 at 101.00         AAA          2,048,520
                 Revenue Bonds, Temple University, Series 2001,
                 5.000%, 7/15/31 - MBIA Insured

        5,000   Pennsylvania State University, General Obligation Refunding             No Opt. Call          AA          5,636,000
                 Bonds, Series 2002, 5.250%, 8/15/12

        1,000   Union County, Higher Education Facilities Financing                   4/13 at 100.00         Aa3          1,095,130
                 Authority, Pennsylvania, Revenue Bonds, Bucknell University,
                 Series 2002A, 5.250%, 4/01/20

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 11.4% (7.7% OF TOTAL INVESTMENTS)

                Allegheny County Hospital Development Authority,
                Pennsylvania, Revenue Bonds, West Penn Allegheny
                Health System, Series 2000B:
          100    9.250%, 11/15/22                                                    11/10 at 102.00          B1            116,368
          300    9.250%, 11/15/30                                                    11/10 at 102.00          B1            349,104

        2,000   Chester County Health and Educational Facilities Authority,           5/08 at 101.00         AA-          2,056,420
                 Pennsylvania, Health System Revenue Bonds, Jefferson
                 Health System, Series 1997B, 5.375%, 5/15/27

          600   Lehigh County General Purpose Authority, Pennsylvania,                8/13 at 100.00         BBB            610,938
                 Hospital Revenue Bonds, St. Luke's Hospital of Bethlehem,
                 Series 2003, 5.375%, 8/15/33

           20   Pennsylvania Higher Educational Facilities Authority, Revenue         1/11 at 101.00          A+             21,455
                 Bonds, UPMC Health System, Series 2001A, 6.000%, 1/15/31

        1,000   Philadelphia Hospitals and Higher Education Facilities                5/05 at 101.00         BBB          1,024,500
                 Authority, Pennsylvania, Hospital Revenue Bonds, Temple
                 University Hospital, Series 1993A, 6.625%, 11/15/23

          225   St. Mary Hospital Authority, Pennsylvania, Health System             11/14 at 100.00           A            229,878
                 Revenue Bonds, Catholic Health East, Series 2004B,
                 5.375%, 11/15/34

        1,450   Washington County Hospital Authority, Pennsylvania, Revenue           6/12 at 101.00          A3          1,597,190
                 Bonds, Monongahela Valley Hospital Project, Series 2002,
                 6.250%, 6/01/22

          600   West Shore Area Hospital Authority, Cumberland County,                1/12 at 100.00        BBB+            626,388
                 Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital
                 of the Sisters of Christian Charity Project, Series 2001,
                 6.250%, 1/01/32

------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 5.8% (3.9% OF TOTAL INVESTMENTS)

        3,000   Pennsylvania Industrial Development Authority, Economic               7/12 at 101.00         AAA          3,372,390
                 Development Revenue Bonds, Series 2002, 5.500%, 7/01/19 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 3.9% (2.6% OF TOTAL INVESTMENTS)

        1,155   Bucks County Industrial Development Authority, Pennsylvania,         10/12 at 101.00        BBB+          1,210,336
                 Revenue Bonds, Pennswood Village Project, Series 2002A,
                 6.000%, 10/01/34

        1,000   Cumberland County Municipal Authority, Pennsylvania,                  1/13 at 101.00         N/R          1,049,020
                 Retirement Community Revenue Bonds, Wesley Affiliated
                 Services Inc., Series 2002A, 7.125%, 1/01/25

------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 3.2% (2.3% OF TOTAL INVESTMENTS)

        1,000   Bucks County Industrial Development Authority, Pennsylvania,            No Opt. Call        BBB+          1,117,960
                 Environmental Improvement Revenue Bonds, USX Corporation
                 Project, Series 1995, 5.400%, 11/01/17 (Mandatory
                 put 11/01/11)


                                       56

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS (continued)

$         750   Pennsylvania Economic Development Financing Authority,               11/08 at 102.00         N/R     $      787,823
                 Exempt Facilities Revenue Bonds, National Gypsum
                 Company, Series 1997B, 6.125%, 11/01/27 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 22.9% (15.5% OF TOTAL INVESTMENTS)

          500   Allegheny County, Pennsylvania, General Obligation Bonds,               No Opt. Call         AAA            565,890
                 Series 2005C-57, 5.250%, 11/01/13 (WI, settling 1/19/05) -
                 FGIC Insured

        1,740   Butler County, Pennsylvania, Butler Area School District,            10/12 at 100.00         AAA          1,896,165
                 General Obligation Bonds, Series 2002A, 5.375%, 10/01/26 -
                 FGIC Insured

                Greensburg Salem School District, Westmoreland County,
                Pennsylvania, General Obligation Refunding Bonds, Series 2002:
          725    5.375%, 9/15/15 - FGIC Insured                                       9/12 at 100.00         AAA            813,994
        1,000    5.375%, 9/15/16 - FGIC Insured                                       9/12 at 100.00         AAA          1,119,170

        4,280   Lehigh County, Pennsylvania, General Obligation Bonds,               11/11 at 100.00         Aa3          4,663,531
                 Series 2001, 5.000%, 11/15/15

        1,100   Luzerne County, Pennsylvania, General Obligation Bonds,               11/12 at 57.97         Aaa            448,558
                 Series 2002B, 0.000%, 11/15/21 - MBIA Insured

          275   Moon Area School District, Allegheny County, Pennsylvania,              No Opt. Call         AAA            310,863
                 General Obligation Bonds, Series 2004, 5.250%, 11/15/13 -
                 FSA Insured

        3,170   Philadelphia School District, Pennsylvania, General Obligation        8/12 at 100.00         AAA          3,524,786
                 Bonds, Series 2002B, 5.625%, 8/01/18 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 37.2% (25.2% OF TOTAL INVESTMENTS)

        1,000   Allegheny County Redevelopment Authority, Pennsylvania,                 No Opt. Call         N/R          1,014,830
                 Redevelopment Bonds, Pittsburg Mills Project, Series 2004,
                 5.600%, 7/01/23

        4,000   Delaware Valley Regional Finance Authority, Pennsylvania,               No Opt. Call         Aa3          4,629,880
                 Local Government Revenue Bonds, Series 2002,
                 5.750%, 7/01/17

        2,000   Grove City Area Hospital Authority, Mercer County,                    3/12 at 100.00         AAA          2,105,080
                 Pennsylvania, Revenue Bonds, County Guaranteed,
                 Woodland Place Project, Series 2002, 5.400%, 3/01/31 -
                 FGIC Insured

        4,000   Harrisburg Parking Authority, Pennsylvania, Guaranteed                9/11 at 100.00         Aaa          4,192,480
                 Revenue Refunding Bonds, Series 2001J, 5.000%, 9/01/22 -
                 MBIA Insured

        1,000   Pennsylvania Turnpike Commission, Oil Franchise Tax Senior           12/13 at 100.00         AAA          1,118,390
                 Lien Revenue Bonds, Series 2003A, 5.250%, 12/01/15 -
                 MBIA Insured

        2,945   Pennsylvania Turnpike Commission, Registration Fee Revenue            7/11 at 101.00         AAA          3,208,813
                 Bonds, Series 2001, 5.500%, 7/15/33 - AMBAC Insured

        2,000   Philadelphia Authority for Industrial Development,                   10/11 at 101.00         AAA          2,100,780
                 Pennsylvania, Lease Revenue Bonds, Series 2001B,
                 5.125%, 10/01/26 - FSA Insured

                Philadelphia Redevelopment Authority, Pennsylvania, Revenue
                Bonds, Philadelphia Neighborhood Transformation Initiative,
                Series 2002A:
        1,000    5.500%, 4/15/18 - FGIC Insured                                       4/12 at 100.00         AAA          1,118,150
        1,750    5.500%, 4/15/22 - FGIC Insured                                       4/12 at 100.00         AAA          1,949,763

          250   Southeastern Transportation Authority, Pennsylvania, Special          3/09 at 101.00         AAA            272,482
                 Revenue Bonds, Series 1999A, 5.250%, 3/01/16 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 4.1% (2.8% OF TOTAL INVESTMENTS)

          300   Delaware River Joint Toll Bridge Commission, Pennsylvania             7/13 at 100.00          A2            327,702
                 and New Jersey, Revenue Bonds, Series 2003,
                 5.250%, 7/01/17

        1,000   Pennsylvania Economic Development Financing Authority,                6/12 at 102.00           A          1,046,670
                 Revenue Bonds, Amtrak 30th Street Station Parking Garage,
                 Series 2002, 5.875%, 6/01/33 (Alternative Minimum Tax) -
                 ACA Insured

        1,000   Susquehanna Area Regional Airport Authority, Pennsylvania,            1/13 at 100.00         Aaa          1,011,500
                 Airport System Revenue Bonds, Series 2003A,
                 5.000%, 1/01/28 (Alternative Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 15.5% (10.5% OF TOTAL INVESTMENTS)

        2,000   Adams County, Pennsylvania, General Obligation Bonds,                 5/11 at 100.00         AAA          2,278,140
                 Series 2001, 5.500%, 11/15/26 (Pre-refunded to 5/15/11) -
                 FGIC Insured


                                       57


                        Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY) (continued)
                              Portfolio of INVESTMENTS December 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** (continued)

$       4,000   Pennsylvania, General Obligation Bonds, Second Series 2001,           9/11 at 101.00       AA***     $    4,481,560
                 5.000%, 9/15/15 (Pre-refunded to 9/15/11)

        2,000   Philadelphia School District, Pennsylvania, General                   2/12 at 100.00         AAA          2,287,800
                 Obligation Bonds, Series 2002A, 5.500%, 2/01/31
                 (Pre-refunded to 2/01/12) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 11.6% (7.8% OF TOTAL INVESTMENTS)

        3,135   Montgomery County Industrial Development Authority,                     No Opt. Call         AAA          3,455,961
                 Pennsylvania, Resource Recovery Revenue Refunding Bonds,
                 Montenay Montgomery County Project, Series 2002A,
                 5.000%, 11/01/10 - MBIA Insured

          315   Pennsylvania Economic Development Financing Authority,               12/09 at 103.00          B+            328,006
                 Exempt Facilities Revenue Bonds, Reliant Energy Inc.,
                 Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)

        2,420   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                  8/13 at 100.00         AAA          2,631,435
                 General Ordinance, Fourth Series 1998, 5.250%, 8/01/20 -
                 FSA Insured

          145   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                  9/14 at 100.00         AAA            150,105
                 General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 -
                 FSA Insured

          160   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                    No Opt. Call         AAA            174,778
                 Eighteenth Series 2004, 5.000%, 8/01/13


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 9.2% (6.2% OF TOTAL INVESTMENTS)

        4,500   Bucks County Industrial Development Authority, Pennsylvania,          3/12 at 100.00         AAA          4,736,295
                 Water Facility Revenue Bonds, Pennsylvania Suburban Water
                 Company Project, Series 2002, 5.550%, 9/01/32 (Alternative
                 Minimum Tax) - FGIC Insured

          600   Harrisburg Authority, Dauphin County, Pennsylvania, Water             7/14 at 100.00         AAA            637,638
                 Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 -
                 FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
$      79,165   Total Long-Term Investments (cost $80,001,992) - 146.6%                                                  85,476,007
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.0% (0.7% OF TOTAL INVESTMENTS)

          600   South Fork Municipal Authority, Pennsylvania, Hospital                                       A-1            600,000
                 Revenue Bonds, Conemaugh Health System - South Fork
                 Hospital, Variable Rate Demand Obligations, Series 1998A,
                 2.170%, 7/01/28 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$         600   Total Short-Term Investments (cost $600,000)                                                                600,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $80,601,992) - 147.6%                                                            86,076,007
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.3%                                                                        735,427
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.9)%                                                        (28,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   58,311,434
                ====================================================================================================================

FORWARD SWAP CONTRACTS OUTSTANDING AT DECEMBER 31, 2004:
                                                                                                          SWAP           UNREALIZED
                                                                       NOTIONAL     EFFECTIVE      TERMINATION         APPRECIATION
                                                                         AMOUNT        DATE(2)            DATE        (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with Goldman Sachs dated December 6, 2004, to pay
semi-annually the notional amount multiplied by 5.324%
(annualized) and receive quarterly the notional amount
multiplied by the three-month USD-LIBOR (United States
Dollar - London Inter-Bank Offered Rates).                           $1,500,000       7/11/05          7/11/25             $(16,705)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $(16,705)
------------------------------------------------------------------------------------------------------------------------------------

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES December 31, 2004 (Unaudited)
                                                             NEW JERSEY           NEW JERSEY          NEW JERSEY         NEW JERSEY
                                                             INVESTMENT              PREMIUM            DIVIDEND           DIVIDEND
                                                                QUALITY               INCOME           ADVANTAGE        ADVANTAGE 2
                                                                  (NQJ)                (NNJ)               (NXJ)              (NUJ)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $448,836,672,
   $263,115,474, $139,177,785, and
   $97,381,290, respectively)                              $470,606,513         $279,238,991        $146,066,749       $102,513,468
Cash                                                                 --                   --              14,013            100,973
Receivables:
   Interest                                                   6,909,813            4,168,111           2,253,332          1,532,971
   Investments sold                                                  --                   --                  --                 --
Other assets                                                     34,186               24,348               3,912              4,351
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                          477,550,512          283,431,450         148,338,006        104,151,763
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Bank borrowings                                               2,738,346            1,571,830                  --                 --
Payable for investments purchased                                    --                   --                  --                 --
Forward swaps, at value                                              --                   --              55,335             82,630
Accrued expenses:
   Management fees                                              252,687              151,952              42,758             30,197
   Other                                                         88,409               96,394              22,517             13,614
Preferred share dividends payable                                20,016                7,138               7,538              1,703
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                       3,099,458            1,827,314             128,148            128,144
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                      162,000,000           91,600,000          48,000,000         34,500,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                     $312,451,054         $190,004,136        $100,209,858       $ 69,523,619
====================================================================================================================================
Common shares outstanding                                    20,432,731           12,039,329           6,554,816          4,509,839
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                   $      15.29         $      15.78        $      15.29       $      15.42
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                    $    204,327         $    120,393        $     65,548       $     45,098
Paid-in surplus                                             288,235,332          171,866,559          93,046,329         63,945,159
Undistributed (Over-distribution of) net investment income    2,167,732            1,872,368             767,619            479,661
Accumulated net realized gain (loss) from investments and
   forward swaps                                                 73,822               21,299            (503,267)             4,153
Net unrealized appreciation of investments and
   forward swaps                                             21,769,841           16,123,517           6,833,629          5,049,548
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                     $312,451,054         $190,004,136        $100,209,858       $ 69,523,619
====================================================================================================================================
Authorized shares:
   Common                                                   200,000,000          200,000,000           Unlimited          Unlimited
   Preferred                                                  1,000,000            1,000,000           Unlimited          Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES December 31, 2004 (Unaudited) (continued)
                                                           PENNSYLVANIA         PENNSYLVANIA        PENNSYLVANIA       PENNSYLVANIA
                                                             INVESTMENT              PREMIUM            DIVIDEND           DIVIDEND
                                                                QUALITY             INCOME 2           ADVANTAGE        ADVANTAGE 2
                                                                  (NQP)                (NPY)               (NXM)              (NVY)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $363,490,641,
   $336,969,944, $72,651,049, and
   $80,601,992, respectively)                              $383,989,963         $358,140,535         $76,909,659        $86,076,007
Cash                                                            349,913              268,049             237,840             69,700
Receivables:
   Interest                                                   5,088,970            4,883,278           1,050,892          1,287,310
   Investments sold                                                  --               20,000                  --                 --
Other assets                                                     26,513               37,285               4,667              4,257
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                          389,455,359          363,349,147          78,203,058         87,437,274
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Bank borrowings                                                      --              868,364                  --                 --
Payable for investments purchased                             4,502,600            4,159,277           1,125,650            562,825
Forward swaps, at value                                              --                   --              98,569             16,705
Accrued expenses:
   Management fees                                              205,669              191,810              22,454             25,188
   Other                                                         74,631              108,184              11,942             15,311
Preferred share dividends payable                                11,920               13,306                  --              5,811
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                       4,794,820            5,340,941           1,258,615            625,840
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                      132,000,000          118,100,000          25,000,000         28,500,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                     $252,660,539         $239,908,206         $51,944,443        $58,311,434
====================================================================================================================================
Common shares outstanding                                    16,301,498           15,797,321           3,306,613          3,724,790
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                   $      15.50         $      15.19         $     15.71        $     15.65
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                    $    163,015         $    157,973         $    33,066        $    37,248
Paid-in surplus                                             230,742,390          216,071,835          46,915,090         52,797,232
Undistributed (Over-distribution of) net investment income      760,369            1,825,566             535,154            (79,117)
Accumulated net realized gain (loss) from investments and
   forward swaps                                                495,443              682,241             301,092             98,761
Net unrealized appreciation of investments and
   forward swaps                                             20,499,322           21,170,591           4,160,041          5,457,310
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                     $252,660,539         $239,908,206         $51,944,443        $58,311,434
====================================================================================================================================
Authorized shares:
   Common                                                     Unlimited            Unlimited           Unlimited          Unlimited
   Preferred                                                  Unlimited            Unlimited           Unlimited          Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                             OPERATIONS Six Months Ended December 31, 2004 (Unaudited)
                                                             NEW JERSEY           NEW JERSEY          NEW JERSEY         NEW JERSEY
                                                             INVESTMENT              PREMIUM            DIVIDEND           DIVIDEND
                                                                QUALITY               INCOME           ADVANTAGE        ADVANTAGE 2
                                                                  (NQJ)                (NNJ)               (NXJ)              (NUJ)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                           $11,719,855          $ 6,871,020          $3,589,623         $2,554,319
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                               1,499,486              906,272             476,477            334,949
Preferred shares - auction fees                                 204,165              115,442              60,494             43,479
Preferred shares - dividend disbursing agent fees                15,123               15,123               5,042              5,042
Shareholders' servicing agent fees and expenses                  25,956               15,471               1,005                990
Custodian's fees and expenses                                    56,132               34,046              19,983             13,988
Directors'/Trustees' fees and expenses                            5,920                3,646               1,875              1,367
Professional fees                                                11,478                8,902               6,409              5,637
Shareholders' reports - printing and mailing expenses            27,773               13,729              10,077              6,561
Stock exchange listing fees                                       5,586                5,506                 281                193
Investor relations expense                                       27,997               17,189               8,596              6,260
Other expenses                                                   17,697               10,783               7,332              4,730
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and
   expense reimbursement                                      1,897,313            1,146,109             597,571           423,196
   Custodian fee credit                                         (14,574)              (8,066)             (3,979)           (2,043)
   Expense reimbursement                                             --                   --            (222,364)         (155,862)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                  1,882,739            1,138,043             371,228            265,291
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                         9,837,116            5,732,977           3,218,395          2,289,028
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from investments                              271,312              998,397             563,009            162,487
Net realized gain (loss) from forward swaps                          --                   --            (170,986)           (14,189)
Change in net unrealized appreciation (depreciation)
   of investments                                            14,971,487            7,285,603           4,354,254          3,755,594
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                  --                   --             (55,335)           (82,630)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                             15,242,799            8,284,000           4,690,942          3,821,262
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                     (739,269)            (386,884)           (262,999)          (184,553)
From accumulated net realized gains from investments           (107,496)            (121,116)                 --            (13,579)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                (846,765)            (508,000)           (262,999)          (198,132)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                          $24,233,150          $13,508,977          $7,646,338         $5,912,158
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended December 31, 2004 (Unaudited) (continued)
                                                           PENNSYLVANIA         PENNSYLVANIA        PENNSYLVANIA       PENNSYLVANIA
                                                             INVESTMENT              PREMIUM            DIVIDEND           DIVIDEND
                                                                QUALITY             INCOME 2           ADVANTAGE        ADVANTAGE 2
                                                                  (NQP)                (NPY)               (NXM)              (NVY)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                           $ 9,255,426          $ 8,884,634          $1,864,115         $2,032,898
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                               1,222,697            1,142,031             251,308            279,866
Preferred shares - auction fees                                 166,356              148,838              31,506             35,919
Preferred shares - dividend disbursing agent fees                15,123               15,123               5,042              5,042
Shareholders' servicing agent fees and expenses                  28,764               23,603               1,344              1,298
Custodian's fees and expenses                                    42,241               40,935              10,824             11,051
Directors'/Trustees' fees and expenses                            4,769                4,346                 655              1,108
Professional fees                                                10,519               10,169               5,151              5,224
Shareholders' reports - printing and mailing expenses            27,070               20,089               5,548              6,798
Stock exchange listing fees                                       5,509                5,504                 141                160
Investor relations expense                                       23,495               21,861               4,732              5,428
Other expenses                                                   14,315               11,013               6,250              5,388
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and
   expense reimbursement                                      1,560,858            1,443,512             322,501            357,282
   Custodian fee credit                                          (5,841)              (6,101)             (1,578)            (1,820)
   Expense reimbursement                                             --                   --            (116,940)          (130,230)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                  1,555,017            1,437,411             203,983            225,232
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                         7,700,409            7,447,223           1,660,132          1,807,666
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
Net realized gain from investments                            1,542,279            2,564,828           1,422,630            148,654
Net realized gain (loss) from forward swaps                          --                   --             (22,703)           (31,216)
Change in net unrealized appreciation (depreciation)
   of investments                                            10,748,948            8,218,904           1,289,977          3,069,421
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                  --                   --             (98,569)           (16,705)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                             12,291,227           10,783,732           2,591,335          3,170,154
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                     (728,084)            (603,233)           (104,249)          (169,225)
From accumulated net realized gains from investments           (138,558)            (130,612)            (49,380)            (9,188)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                (866,642)            (733,845)           (153,629)          (178,413)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                          $19,124,994          $17,497,110          $4,097,838         $4,799,407
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited)
                                          NEW JERSEY                           NEW JERSEY                      NEW JERSEY
                                  INVESTMENT QUALITY (NQJ)               PREMIUM INCOME (NNJ)           DIVIDEND ADVANTAGE (NXJ)
                              ---------------------------------  ---------------------------------  --------------------------------
                              SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED     YEAR ENDED
                                      12/31/04          6/30/04          12/31/04          6/30/04          12/31/04        6/30/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $  9,837,116     $ 20,558,464      $  5,732,977     $ 11,904,836      $  3,218,395   $  6,578,953
Net realized gain from investments     271,312        5,219,194           998,397        3,841,083           563,009        406,876
Net realized gain (loss) from
   forward  swaps                           --               --                --               --          (170,986)            --
Change in net unrealized appreciation
   (depreciation) of investments    14,971,487      (20,391,457)        7,285,603      (13,401,493)        4,354,254     (5,455,331)
Change in net unrealized appreciation
   (depreciation) of forward swaps          --               --                --               --           (55,335)            --
Distributions to Preferred
   Shareholders:
   From net investment income         (739,269)      (1,019,897)         (386,884)        (596,849)         (262,999)      (359,649)
   From accumulated net
     realized gains
     from investments                 (107,496)        (272,572)         (121,116)        (114,819)               --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares
   from operations                  24,233,150        4,093,732        13,508,977        1,632,758         7,646,338      1,170,849
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income          (9,798,727)     (19,523,339)       (5,638,017)     (11,259,998)       (3,087,319)    (6,144,941)
From accumulated net realized gains
   from investments                 (2,241,471)      (4,021,804)       (2,619,758)      (1,617,686)               --             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (12,040,198)     (23,545,143)       (8,257,775)     (12,877,684)       (3,087,319)    (6,144,941)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares         --               --                --               --                --          1,664
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions     586,703        2,153,223                --          429,837                --        121,525
Preferred shares offering costs             --               --                --               --                --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to
   Common shares from
   capital share transactions          586,703        2,153,223                --          429,837                --        123,189
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares      12,779,655      (17,298,188)        5,251,202      (10,815,089)        4,559,019     (4,850,903)
Net assets applicable to Common
   shares at the beginning
   of period                       299,671,399      316,969,587       184,752,934      195,568,023        95,650,839    100,501,742
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $312,451,054     $299,671,399      $190,004,136      184,752,934      $100,209,858   $ 95,650,839
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                  $  2,167,732     $  2,868,612      $  1,872,368     $  2,164,292      $    767,619   $    899,542
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS (Unaudited) (continued)
                                          NEW JERSEY                       PENNSYLVANIA                       PENNSYLVANIA
                                  DIVIDEND  ADVANTAGE 2 (NUJ)         INVESTMENT QUALITY (NQP)           PREMIUM INCOME 2 (NPY)
                              ---------------------------------  ---------------------------------  --------------------------------
                              SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED     YEAR ENDED
                                      12/31/04          6/30/04          12/31/04          6/30/04          12/31/04        6/30/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income              $ 2,289,028      $ 4,644,299      $  7,700,409     $ 15,999,329     $  7,447,223    $ 15,541,734
Net realized gain from investments     162,487          184,368         1,542,279        2,709,764        2,564,828       1,921,255
Net realized gain (loss) from
   forward swaps                       (14,189)              --                --               --               --               1
Change in net unrealized
   appreciation (depreciation)
   of investments                    3,755,594       (3,908,064)       10,748,948      (18,659,657)       8,218,904     (14,322,786)
Change in net unrealized
   appreciation (depreciation)
   of forward swaps                    (82,630)              --                --               --               --               1
Distributions to Preferred
Shareholders:
   From net investment income         (184,553)        (250,791)         (728,084)        (958,666)        (603,233)       (799,594)
   From accumulated net
     realized gains
     from investments                  (13,579)         (18,535)         (138,558)         (18,006)        (130,612)       (131,627)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares
   from operations                   5,912,158          651,277        19,124,994         (927,236)      17,497,110       2,208,982
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON
SHAREHOLDERS
From net investment income          (2,070,016)      (4,138,773)       (7,443,266)     (14,918,893)      (7,548,763)    (14,966,175)
From accumulated net realized gains
   from investments                   (237,218)        (243,881)       (2,308,292)        (204,569)      (2,842,009)     (1,741,706)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to Common
   shares from distributions
   to Common shareholders           (2,307,234)      (4,382,654)       (9,751,558)     (15,123,462)     (10,390,772)    (16,707,881)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares         --               --                --               --               --              --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions          --           36,511                --          413,637          346,805         350,285
Preferred shares offering costs             --           (2,307)               --               --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from
   capital share transactions               --           34,204                --          413,637          346,805         350,285
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares       3,604,924       (3,697,173)        9,373,436      (15,637,061)       7,453,143     (14,148,614)
Net assets applicable to Common
   shares at the beginning
   of period                        65,918,695       69,615,868       243,287,103      258,924,164      232,455,063     246,603,677
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period     $69,523,619      $65,918,695      $252,660,539     $243,287,103     $239,908,206    $232,455,063
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                   $   479,661      $   445,202      $    760,369     $  1,231,310     $  1,825,566    $  2,530,339
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                           PENNSYLVANIA                      PENNSYLVANIA
                                                                     DIVIDEND ADVANTAGE (NXM)          DIVIDEND ADVANTAGE 2 (NVY)
                                                                 --------------------------------   --------------------------------
                                                                 SIX MONTHS ENDED      YEAR ENDED   SIX MONTHS ENDED     YEAR ENDED
                                                                         12/31/04         6/30/04           12/31/04        6/30/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                 $ 1,660,132       $ 3,431,079      $ 1,807,666    $ 3,654,980
Net realized gain from investments                                      1,422,630           265,020          148,654        201,991
Net realized gain (loss) from
   forward swaps                                                          (22,703)               --          (31,216)            --
Change in net unrealized appreciation
   (depreciation) of investments                                        1,289,977        (2,825,573)       3,069,421     (3,455,178)
Change in net unrealized appreciation
   (depreciation) of forward swaps                                        (98,569)                --         (16,705)            --
Distributions to Preferred Shareholders:
   From net investment income                                            (104,249)         (168,884)        (169,225)      (199,429)
   From accumulated net realized gains
     from investments                                                     (49,380)          (40,997)          (9,188)       (49,773)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                      4,097,838           660,645        4,799,407        152,591
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                             (1,613,771)       (3,180,784)      (1,698,505)    (3,419,014)
From accumulated net realized gains
   from investments                                                    (1,198,531)         (570,305)        (159,793)      (579,472)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                              (2,812,302)       (3,751,089)      (1,858,298)    (3,998,486)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                            --             1,664               --             --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                                        109,745            46,581               --         17,176
Preferred shares offering costs                                                --                --               --         (3,394)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares from
   capital share transactions                                             109,745            48,245               --         13,782
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                          1,395,281        (3,042,199)       2,941,109     (3,832,113)
Net assets applicable to Common
   shares at the beginning of period                                   50,549,162        53,591,361       55,370,325     59,202,438
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                        $51,944,443       $50,549,162      $58,311,434    $55,370,325
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                                                      $   535,154       $   593,042      $   (79,117)   $  (19,053)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The state funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ), Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ), Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ), Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ), Nuveen Pennsylvania Investment Quality Municipal Fund (NQP), Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY), Nuveen Pennsylvania Dividend Advantage Municipal Fund
(NXM) and Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY). Common shares of New Jersey Investment Quality (NQJ), New Jersey Premium Income (NNJ), Pennsylvania Investment Quality (NQP) and Pennsylvania Premium Income 2 (NPY) are traded on the New York Stock Exchange while Common shares of New Jersey Dividend Advantage (NXJ), New Jersey Dividend Advantage 2 (NUJ), Pennsylvania Dividend Advantage (NXM) and Pennsylvania Dividend Advantage 2 (NVY) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of derivative investments are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. If the pricing service is unable to supply a price for a derivative investment each Fund may use a market quote provided by a major broker/dealer in such investments. If it is determined that market prices for an investment are unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Securities purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At December 31, 2004, Pennsylvania Investment Quality (NQP), Pennsylvania Premium Income 2 (NPY), Pennsylvania Dividend Advantage (NXM), and Pennsylvania Dividend Advantage 2
(NVY) had outstanding when-issued purchase commitments of $4,502,600, $4,159,277,$1,125,650 and $562,825, respectively. There were no such outstanding purchase commitments in any of the other funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and applicable state taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable weekly at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                         NEW JERSEY     NEW JERSEY     NEW JERSEY     NEW JERSEY
                         INVESTMENT        PREMIUM       DIVIDEND       DIVIDEND
                            QUALITY         INCOME      ADVANTAGE    ADVANTAGE 2
                              (NQJ)          (NNJ)          (NXJ)          (NUJ)
--------------------------------------------------------------------------------
Number of shares:
   Series M                   3,200             --             --             --
   Series T                      --            624          1,920             --
   Series W                      --          1,440             --          1,380
   Series TH                  2,000          1,600             --             --
   Series F                   1,280             --             --             --
--------------------------------------------------------------------------------
Total                         6,480          3,664          1,920          1,380
================================================================================

                       PENNSYLVANIA   PENNSYLVANIA   PENNSYLVANIA   PENNSYLVANIA
                         INVESTMENT        PREMIUM       DIVIDEND       DIVIDEND
                            QUALITY       INCOME 2      ADVANTAGE    ADVANTAGE 2
                              (NQP)          (NPY)          (NXM)          (NVY)
--------------------------------------------------------------------------------
Number of shares:
   Series M                      --            844             --          1,140
   Series T                     880             --          1,000             --
   Series W                   2,400             --             --             --
   Series TH                  2,000          2,080             --             --
   Series F                      --          1,800             --             --
--------------------------------------------------------------------------------
Total                         5,280          4,724          1,000          1,140
================================================================================

Forward Swap Transactions

The Funds may invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to mitigate the negative impact that an increase in long-term interest rates could have on Common share net asset value. Forward interest rate swap transactions involve each Fund's agreement with the counterparty to pay, in the future, a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment. The amount of the payment obligation is based on the notional amount of the forward swap contract. The Funds may close out a contract prior to the effective date at which point a realized gain or loss would be recognized. When a forward swap is terminated, it does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash. Each Fund intends, but is not obligated to, terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To minimize such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Bank Borrowings

The Funds' have an unsecured bank line of credit under which outstanding balances bear interest at a variable rate equal to the Federal Funds Rate plus ..45% per annum. As of December 31, 2004, the Funds were paying interest at 2.7625% per year on their respective outstanding borrowings. No compensating balances are required.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Indemnifications

Under the Funds' organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                    NEW JERSEY                     NEW JERSEY                       NEW JERSEY
                             INVESTMENT QUALITY (NQJ)         PREMIUM INCOME (NNJ)           DIVIDEND ADVANTAGE (NXJ)
                           ----------------------------   -----------------------------   -----------------------------
                               SIX MONTHS    YEAR ENDED       SIX MONTHS     YEAR ENDED       SIX MONTHS     YEAR ENDED
                           ENDED 12/31/04       6/30/04   ENDED 12/31/04        6/30/04   ENDED 12/31/04        6/30/04
-----------------------------------------------------------------------------------------------------------------------
Common shares issued to
     shareholders due to
     reinvestment of
     distributions                 37,963       136,119               --         26,399            --             7,816
=======================================================================================================================
                                     NEW JERSEY                     PENNSYLVANIA                  PENNSYLVANIA
                             DIVIDEND ADVANTAGE 2 (NUJ)      INVESTMENT QUALITY (NQP)        PREMIUM INCOME 2 (NPY)
                           ----------------------------   -----------------------------   -----------------------------
                               SIX MONTHS    YEAR ENDED       SIX MONTHS     YEAR ENDED       SIX MONTHS     YEAR ENDED
                           ENDED 12/31/04       6/30/04   ENDED 12/31/04        6/30/04   ENDED 12/31/04        6/30/04
-----------------------------------------------------------------------------------------------------------------------
Common shares issued to
     shareholders due to
     reinvestment of
     distributions                     --         2,305               --         26,180           22,344         21,918
=======================================================================================================================
                                                                   PENNSYLVANIA                   PENNSYLVANIA
                                                              DIVIDEND ADVANTAGE (NXM)      DIVIDEND ADVANTAGE 2 (NVY)
                                                            ---------------------------   -----------------------------
                                                                SIX MONTHS   YEAR ENDED       SIX MONTHS     YEAR ENDED
                                                            ENDED 12/31/04      6/30/04   ENDED 12/31/04        6/30/04
-----------------------------------------------------------------------------------------------------------------------
Common shares issued to
     shareholders due to
     reinvestment of distributions                                   6,823        2,833               --          1,068
=======================================================================================================================

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended December 31, 2004, were as follows:

                         NEW JERSEY     NEW JERSEY     NEW JERSEY     NEW JERSEY
                         INVESTMENT        PREMIUM       DIVIDEND       DIVIDEND
                            QUALITY         INCOME      ADVANTAGE    ADVANTAGE 2
                              (NQJ)          (NNJ)          (NXJ)          (NUJ)
--------------------------------------------------------------------------------
Purchases               $30,460,847    $17,747,722    $12,410,330     $5,276,746
Sales and maturities     27,214,121     18,853,427     14,693,370      6,152,018
================================================================================

                       PENNSYLVANIA   PENNSYLVANIA   PENNSYLVANIA   PENNSYLVANIA
                         INVESTMENT        PREMIUM       DIVIDEND       DIVIDEND
                            QUALITY       INCOME 2      ADVANTAGE    ADVANTAGE 2
                              (NQP)          (NPY)          (NXM)          (NVY)
--------------------------------------------------------------------------------
Purchases               $32,079,876    $39,226,497     $5,984,201     $4,121,099
Sales and maturities     30,792,747     39,250,503      7,446,675      3,357,903
================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At December 31, 2004, the cost of investments was as follows:

                        NEW JERSEY      NEW JERSEY     NEW JERSEY     NEW JERSEY
                        INVESTMENT         PREMIUM       DIVIDEND       DIVIDEND
                           QUALITY          INCOME      ADVANTAGE    ADVANTAGE 2
                             (NQJ)           (NNJ)          (NXJ)          (NUJ)
--------------------------------------------------------------------------------
Cost of investments   $448,781,700    $262,991,319   $139,145,294    $97,364,848
================================================================================

                      PENNSYLVANIA    PENNSYLVANIA   PENNSYLVANIA   PENNSYLVANIA
                        INVESTMENT         PREMIUM       DIVIDEND       DIVIDEND
                           QUALITY        INCOME 2      ADVANTAGE    ADVANTAGE 2
                             (NQP)           (NPY)          (NXM)          (NVY)
--------------------------------------------------------------------------------
Cost of investments   $363,482,852    $336,855,201    $72,634,438    $80,588,226
================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2004, were as follows:

                                                         NEW JERSEY    NEW JERSEY    NEW JERSEY    NEW JERSEY
                                                         INVESTMENT       PREMIUM      DIVIDEND      DIVIDEND
                                                            QUALITY        INCOME     ADVANTAGE   ADVANTAGE 2
                                                              (NQJ)         (NNJ)         (NXJ)         (NUJ)
--------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                         $23,175,358   $16,390,549    $7,177,928    $5,283,301
   Depreciation                                          (1,350,545)     (142,877)     (256,473)     (134,681)
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments              $21,824,813   $16,247,672    $6,921,455    $5,148,620
==============================================================================================================
                                                       PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA
                                                         INVESTMENT       PREMIUM      DIVIDEND      DIVIDEND
                                                            QUALITY      INCOME 2     ADVANTAGE   ADVANTAGE 2
                                                              (NQP)         (NPY)         (NXM)         (NVY)
--------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                         $20,601,537   $21,735,227    $4,278,405    $5,487,781
   Depreciation                                             (94,426)     (449,893)       (3,184)           --
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments              $20,507,111   $21,285,334    $4,275,221    $5,487,781
==============================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The tax components of undistributed net investment income and net realized gains at June 30, 2004, the Funds' last fiscal year end, were as follows:

                                                         NEW JERSEY    NEW JERSEY     NEW JERSEY     NEW JERSEY
                                                         INVESTMENT       PREMIUM       DIVIDEND       DIVIDEND
                                                            QUALITY        INCOME      ADVANTAGE    ADVANTAGE 2
                                                              (NQJ)         (NNJ)          (NXJ)          (NUJ)
---------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                    $4,462,236    $2,976,263     $1,386,637       $780,856
Undistributed net ordinary income **                             --         2,329             --             44
Undistributed net long-term capital gains                 2,151,477     1,763,776             --        106,865
===============================================================================================================
                                                       PENNSYLVANIA  PENNSYLVANIA   PENNSYLVANIA   PENNSYLVANIA
                                                         INVESTMENT       PREMIUM       DIVIDEND       DIVIDEND
                                                            QUALITY      INCOME 2      ADVANTAGE    ADVANTAGE 2
                                                              (NQP)         (NPY)          (NXM)          (NVY)
---------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                    $2,462,113    $3,556,298       $822,475       $256,772
Undistributed net ordinary income **                             --        82,261             --             --
Undistributed net long-term capital gains                 1,400,014     1,081,113        149,076        150,304
===============================================================================================================

* Undistributed net tax exempt income (on a tax basis) has not been reduced for the dividend declared on June 1, 2004, paid on July 1, 2004.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended June 30, 2004, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                         NEW JERSEY    NEW JERSEY     NEW JERSEY     NEW JERSEY
                                                         INVESTMENT       PREMIUM       DIVIDEND       DIVIDEND
                                                            QUALITY        INCOME      ADVANTAGE    ADVANTAGE 2
                                                              (NQJ)         (NNJ)          (NXJ)          (NUJ)
---------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                $20,469,088   $11,842,477     $6,494,901     $4,384,953
Distributions from net ordinary income **                    41,049         4,078             --        181,959
Distributions from net long-term capital gains            4,294,376     1,732,505             --         80,457
===============================================================================================================
                                                       PENNSYLVANIA  PENNSYLVANIA   PENNSYLVANIA   PENNSYLVANIA
                                                         INVESTMENT       PREMIUM       DIVIDEND       DIVIDEND
                                                            QUALITY      INCOME 2      ADVANTAGE    ADVANTAGE 2
                                                              (NQP)         (NPY)          (NXM)          (NVY)
---------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                $15,807,419   $15,737,685     $3,347,542     $3,621,688
Distributions from net ordinary income **                    67,996        23,349          6,531        383,089
Distributions from net long-term capital gains              222,575     1,873,333        605,751        246,490
===============================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At June 30, 2004, the Funds' last fiscal year end, New Jersey Dividend Advantage
(NXJ) had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                      NEW JERSEY
                                                                        DIVIDEND
                                                                       ADVANTAGE
                                                                           (NXJ)
--------------------------------------------------------------------------------
Expiration year:
   2010                                                                 $278,092
   2011                                                                       --
   2012                                                                  617,198
--------------------------------------------------------------------------------
Total                                                                   $895,290
================================================================================

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

As approved by the Board of Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen") and its This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all funds assets managed by the Adviser and its affiliates, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser and its affiliates. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As a consequence of this new management fee structure, the funds' effective management fees were reduced by approximately .009% as of January 31, 2005.

Effective August 1, 2004, the annual fund-level fee, payable monthly, for each of the Funds is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                             NEW JERSEY INVESTMENT QUALITY (NQJ)
                                                 NEW JERSEY PREMIUM INCOME (NNJ)
AVERAGE DAILY NET ASSETS                   PENNSYLVANIA INVESTMENT QUALITY (NQP)
(INCLUDING NET ASSETS                        PENNSYLVANIA PREMIUM INCOME 2 (NPY)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

                                             NEW JERSEY DIVIDEND ADVANTAGE (NXJ)
                                           NEW JERSEY DIVIDEND ADVANTAGE 2 (NUJ)
AVERAGE DAILY NET ASSETS                   PENNSYLVANIA DIVIDEND ADVANTAGE (NXM)
(INCLUDING NET ASSETS                    PENNSYLVANIA DIVIDEND ADVANTAGE 2 (NVY)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Each Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                             NEW JERSEY INVESTMENT QUALITY (NQJ)
                                                 NEW JERSEY PREMIUM INCOME (NNJ)
AVERAGE DAILY NET ASSETS                   PENNSYLVANIA INVESTMENT QUALITY (NQP)
(INCLUDING NET ASSETS                        PENNSYLVANIA PREMIUM INCOME 2 (NPY)
ATTRIBUTABLE TO PREFERRED SHARES)                            MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

                                             NEW JERSEY DIVIDEND ADVANTAGE (NXJ)
                                           NEW JERSEY DIVIDEND ADVANTAGE 2 (NUJ)
AVERAGE DAILY NET ASSETS                   PENNSYLVANIA DIVIDEND ADVANTAGE (NXM)
(INCLUDING NET ASSETS                    PENNSYLVANIA DIVIDEND ADVANTAGE 2 (NVY)
ATTRIBUTABLE TO PREFERRED SHARES)                            MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first ten years of New Jersey Dividend Advantage's (NXJ) and Pennsylvania Dividend Advantage's (NXM) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
MARCH 31,                                       MARCH 31,
--------------------------------------------------------------------------------
2001*                   .30%                        2007                    .25%
2002                    .30                         2008                    .20
2003                    .30                         2009                    .15
2004                    .30                         2010                    .10
2005                    .30                         2011                    .05
2006                    .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse New Jersey Dividend Advantage (NXJ) and Pennsylvania Dividend Advantage (NXM) for any portion of their fees and expenses beyond March 31, 2011.

For the first ten years of New Jersey Dividend Advantage 2's (NUJ) and Pennsylvania Dividend Advantage 2's (NVY) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
MARCH 31,                                       MARCH 31,
--------------------------------------------------------------------------------
2002*                   .30%                        2008                    .25%
2003                    .30                         2009                    .20
2004                    .30                         2010                    .15
2005                    .30                         2011                    .10
2006                    .30                         2012                    .05
2007                    .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse New Jersey Dividend Advantage 2 (NUJ) and Pennsylvania Dividend Advantage 2 (NVY) for any portion of their fees and expenses beyond March 31, 2012.

6. SUBSEQUENT EVENTS

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on February 1, 2005, to shareholders of record on January 15, 2005, as follows:

                         NEW JERSEY     NEW JERSEY     NEW JERSEY     NEW JERSEY
                         INVESTMENT        PREMIUM       DIVIDEND       DIVIDEND
                            QUALITY         INCOME      ADVANTAGE    ADVANTAGE 2
                              (NQJ)          (NNJ)          (NXJ)          (NUJ)
--------------------------------------------------------------------------------
Dividend per share           $.0800         $.0780         $.0785         $.0765
================================================================================

                       PENNSYLVANIA   PENNSYLVANIA   PENNSYLVANIA   PENNSYLVANIA
                         INVESTMENT        PREMIUM       DIVIDEND       DIVIDEND
                            QUALITY       INCOME 2      ADVANTAGE    ADVANTAGE 2
                              (NQP)          (NPY)          (NXM)          (NVY)
--------------------------------------------------------------------------------
Dividend per share           $.0760         $.0790         $.0805         $.0735
================================================================================

Adviser Merger

Effective January 1, 2005, the Adviser and its affiliate, Nuveen Institutional Advisory Corp. ("NIAC"), were merged into Nuveen Asset Management ("NAM"), also a wholly owned subsidiary of Nuveen. As a result of the merger, NAM is now the Adviser to all funds previously advised by either NIAC or the Adviser.

Announcement Regarding Parent Company of Adviser

After the close of trading on the New York Stock Exchange on January 31, 2005, The St. Paul Travelers Companies, Inc. announced that it intended to explore strategic alternatives to divest its equity stake in Nuveen.

                        Financial
                               HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:
                                                       Investment Operations                                Less Distributions
                                   ----------------------------------------------------------------  -------------------------------
                                                             Distributions   Distributions
                                                                  from Net            from                  Net
                       Beginning                       Net      Investment         Capital           Investment    Capital
                          Common                 Realized/       Income to        Gains to            Income to   Gains to
                           Share          Net   Unrealized       Preferred       Preferred               Common     Common
                       Net Asset   Investment   Investment          Share-          Share-               Share-     Share-
                           Value       Income   Gain (Loss)        holders+        holders+   Total     holders    holders    Total
====================================================================================================================================
NEW JERSEY INVESTMENT
QUALITY (NQJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(c)                   $14.69        $ .48        $ .76           $(.04)          $(.01)   $1.19       $(.48)     $(.11)  $ (.59)
2004                       15.65         1.01         (.75)           (.05)           (.01)     .20        (.96)      (.20)   (1.16)
2003                       15.07         1.05          .61            (.07)           (.01)    1.58        (.93)      (.07)   (1.00)
2002                       15.03         1.10         (.01)           (.13)             --      .96        (.92)        --     (.92)
2001                       14.45         1.19          .58            (.27)             --     1.50        (.92)        --     (.92)
2000                       15.14         1.20         (.63)           (.29)           (.01)     .27        (.92)      (.04)    (.96)

NEW JERSEY PREMIUM
INCOME (NNJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(c)                    15.35          .48          .68            (.03)           (.01)    1.12        (.47)      (.22)    (.69)
2004                       16.28          .99         (.79)           (.05)           (.01)     .14        (.94)      (.13)   (1.07)
2003                       15.60         1.04          .63            (.07)             --     1.60        (.92)        --     (.92)
2002                       15.27         1.06          .24            (.12)             --     1.18        (.85)        --     (.85)
2001                       14.28         1.07          .99            (.25)             --     1.81        (.82)        --     (.82)
2000                       14.92         1.08         (.62)           (.25)             --      .21        (.85)        --     (.85)

NEW JERSEY DIVIDEND
ADVANTAGE (NXJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(c)                    14.59          .49          .72            (.04)             --     1.17        (.47)        --     (.47)
2004                       15.35         1.00         (.77)           (.05)             --      .18        (.94)        --     (.94)
2003                       14.38         1.04          .86            (.07)             --     1.83        (.87)        --     (.87)
2002                       14.39         1.04         (.07)           (.13)             --      .84        (.85)        --     (.85)
2001(a)                    14.33          .14          .22            (.03)             --      .33        (.14)        --     (.14)

NEW JERSEY DIVIDEND
ADVANTAGE 2 (NUJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(c)                    14.62          .51          .84            (.04)             --     1.31        (.46)      (.05)    (.51)
2004                       15.44         1.03         (.82)           (.06)             --      .15        (.92)      (.05)    (.97)
2003                       14.46         1.05          .96            (.08)             --     1.93        (.92)      (.03)    (.95)
2002(b)                    14.33          .16          .27            (.01)             --      .42        (.15)        --     (.15)
====================================================================================================================================
                                                                                  Total Returns
                                                                              ---------------------
                                                                                            Based
                                     Offering                                                  on
                                    Costs and       Ending                                 Common
                                    Preferred       Common                     Based        Share
                                        Share        Share       Ending           on          Net
                                 Underwriting    Net Asset       Market       Market        Asset
                                    Discounts        Value        Value        Value**      Value**
===================================================================================================
NEW JERSEY INVESTMENT
QUALITY (NQJ)
---------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(c)                                  $ --       $15.29     $15.2600        11.76%        8.18%
2004                                       --        14.69      14.1900        (4.09)        1.26
2003                                       --        15.65      15.9400        11.68        10.72
2002                                       --        15.07      15.2200         4.19         6.56
2001                                       --        15.03      15.5000        17.13        10.62
2000                                       --        14.45      14.0625        (4.94)        1.94

NEW JERSEY PREMIUM
INCOME (NNJ)
---------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(c)                                    --        15.78      15.8200         16.46        7.33
2004                                       --        15.35      14.1900        (5.65)         .85
2003                                       --        16.28      16.1000        10.18        10.48
2002                                       --        15.60      15.5000         7.88         7.91
2001                                       --        15.27      15.1900        20.13        12.90
2000                                       --        14.28      13.3750        (9.95)        1.64

NEW JERSEY DIVIDEND
ADVANTAGE (NXJ)
---------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(c)                                    --        15.29      15.1600        14.76         8.10
2004                                       --        14.59      13.6300        (5.13)        1.20
2003                                      .01        15.35      15.3000        15.09        13.18
2002                                       --        14.38      14.1200         (.17)        6.05
2001(a)                                  (.13)       14.39      14.9900          .87         1.42

NEW JERSEY DIVIDEND
ADVANTAGE 2 (NUJ)
---------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(c)                                    --        15.42      14.9800        12.80         9.06
2004                                       --        14.62      13.7400        (4.81)        1.02
2003                                       --        15.44      15.4000         9.14        13.74
2002(b)                                  (.14)       14.46      15.0400         1.29         1.98
===================================================================================================
                                                                         Ratios/Supplemental Data
                                       ---------------------------------------------------------------------------------------------
                                                       Before Credit/Reimbursement      After Credit/Reimbursement***
                                                      ------------------------------    -----------------------------
                                                                      Ratio of Net                     Ratio of Net
                                                        Ratio of        Investment        Ratio of       Investment
                                            Ending      Expenses         Income to        Expenses        Income to
                                               Net    to Average           Average      to Average          Average
                                            Assets    Net Assets        Net Assets      Net Assets       Net Assets
                                        Applicable    Applicable        Applicable      Applicable       Applicable      Portfolio
                                         to Common     to Common         to Common       to Common        to Common       Turnover
                                       Shares (000)       Shares++          Shares++        Shares++         Shares++         Rate
====================================================================================================================================
NEW JERSEY INVESTMENT
QUALITY (NQJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(c)                                   $312,451          1.21%*            6.27%*          1.20%*          6.28%*             6%
2004                                       299,671          1.21              6.64            1.21            6.64              19
2003                                       316,970          1.22              6.80            1.22            6.81              12
2002                                       304,808          1.25              7.35            1.23            7.36              22
2001                                       301,785          1.24              7.97            1.23            7.99              16
2000                                       288,810          1.22              8.27            1.21            8.28              11

NEW JERSEY PREMIUM
INCOME (NNJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(c)                                    190,004          1.19*             5.94*           1.18*           5.95*              6
2004                                       184,753          1.18              6.23            1.18            6.23              23
2003                                       195,568          1.20              6.48            1.20            6.48              13
2002                                       187,393          1.22              6.85            1.22            6.86              14
2001                                       183,451          1.25              7.14            1.24            7.15               6
2000                                       171,496          1.24              7.61            1.23            7.63              10

NEW JERSEY DIVIDEND
ADVANTAGE (NXJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(c)                                    100,210          1.20*             5.99*            .74*           6.44*              9
2004                                        95,651          1.20              6.26             .74            6.71              11
2003                                       100,502          1.19              6.56             .74            7.01               8
2002                                        94,130          1.24              6.76             .75            7.25               7
2001(a)                                     94,187          1.05*             3.65*            .66*           4.03*              1

NEW JERSEY DIVIDEND
ADVANTAGE 2 (NUJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(c)                                     69,524          1.22*             6.16*            .77*           6.62*              5
2004                                        65,919          1.25              6.41             .79            6.87              11
2003                                        69,616          1.23              6.53             .76            7.00              12
2002(b)                                     65,153          1.07*             3.86*            .67*           4.25*             --
====================================================================================================================================
                                        Preferred Shares at End of Period
                                   -------------------------------------------
                                     Aggregate     Liquidation
                                        Amount      and Market           Asset
                                   Outstanding           Value        Coverage
                                          (000)      Per Share       Per Share
==============================================================================
NEW JERSEY INVESTMENT
QUALITY (NQJ)
------------------------------------------------------------------------------
Year Ended 6/30:
2005(c)                               $162,000         $25,000         $73,218
2004                                   162,000          25,000          71,246
2003                                   162,000          25,000          73,915
2002                                   162,000          25,000          72,038
2001                                   162,000          25,000          71,572
2000                                   162,000          25,000          69,569

NEW JERSEY PREMIUM
INCOME (NNJ)
------------------------------------------------------------------------------
Year Ended 6/30:
2005(c)                                 91,600          25,000          76,857
2004                                    91,600          25,000          75,424
2003                                    91,600          25,000          78,376
2002                                    91,600          25,000          76,144
2001                                    91,600          25,000          75,068
2000                                    91,600          25,000          71,806

NEW JERSEY DIVIDEND
ADVANTAGE (NXJ)
------------------------------------------------------------------------------
Year Ended 6/30:
2005(c)                                 48,000          25,000          77,193
2004                                    48,000          25,000          74,818
2003                                    48,000          25,000          77,345
2002                                    48,000          25,000          74,026
2001(a)                                 48,000          25,000          74,055

NEW JERSEY DIVIDEND
ADVANTAGE 2 (NUJ)
------------------------------------------------------------------------------
Year Ended 6/30:
2005(c)                                 34,500          25,000          75,379
2004                                    34,500          25,000          72,767
2003                                    34,500          25,000          75,446
2002(b)                                 34,500          25,000          72,213
==============================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period March 27, 2001 (commencement of operations) through June 30, 2001.
(b) For the period March 25, 2002 (commencement of operations) through June 30, 2002.
(c)  For the six months ended December 31, 2004.

                                 See accompanying notes to financial statements.

                                  74-75 SPREAD

                        FINANCIAL HIGHLIGHTS (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:
                                                       Investment Operations                                Less Distributions
                                   ----------------------------------------------------------------  -------------------------------
                                                             Distributions   Distributions
                                                                  from Net            from                  Net
                        Beginning                      Net      Investment         Capital           Investment    Capital
                           Common                Realized/       Income to        Gains to            Income to   Gains to
                            Share         Net   Unrealized       Preferred       Preferred               Common     Common
                        Net Asset  Investment   Investment          Share-          Share-               Share-     Share-
                            Value      Income   Gain (Loss)        holders+        holders+   Total     holders    holders    Total
====================================================================================================================================
PENNSYLVANIA INVESTMENT
QUALITY (NQP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(c)                    $14.92       $ .47        $ .76           $(.04)          $(.01)   $1.18       $(.46)     $(.14)  $ (.60)
2004                        15.91         .98         (.98)           (.06)             --     (.06)       (.92)      (.01)    (.93)
2003                        14.70        1.02         1.19            (.09)             --     2.12        (.91)        --     (.91)
2002                        14.57        1.09          .09            (.14)             --     1.04        (.91)        --     (.91)
2001                        14.39        1.23          .16            (.30)             --     1.09        (.91)        --     (.91)
2000                        15.33        1.25         (.83)           (.29)           (.02)     .11        (.98)      (.07)   (1.05)

PENNSYLVANIA PREMIUM
INCOME 2 (NPY)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(c)                     14.74         .47          .69            (.04)           (.01)    1.11        (.48)      (.18)    (.66)
2004                        15.65         .98         (.77)           (.05)           (.01)     .15        (.95)      (.11)   (1.06)
2003                        14.83        1.04          .79            (.08)             --     1.75        (.93)        --     (.93)
2002                        14.44        1.07          .30            (.12)             --     1.25        (.86)        --     (.86)
2001                        13.48        1.07          .95            (.27)             --     1.75        (.79)        --     (.79)
2000                        14.30        1.06         (.78)           (.27)             --      .01        (.81)      (.02)    (.83)
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA DIVIDEND
ADVANTAGE (NXM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(c)                     15.32         .50          .78            (.03)           (.01)    1.24        (.49)      (.36)    (.85)
2004                        16.25        1.04         (.78)           (.05)           (.01)     .20        (.96)      (.17)   (1.13)
2003                        14.96        1.08         1.29            (.07)           (.01)    2.29        (.92)      (.10)   (1.02)
2002                        14.48        1.12          .37            (.13)             --     1.36        (.87)      (.01)    (.88)
2001(a)                     14.33         .14          .35            (.03)             --      .46        (.15)        --     (.15)
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA DIVIDEND
ADVANTAGE 2 (NVY)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(c)                     14.87         .49          .84            (.05)             --     1.28        (.46)      (.04)    (.50)
2004                        15.90         .98         (.87)           (.05)           (.01)     .05        (.92)      (.16)   (1.08)
2003                        14.64        1.00         1.30            (.09)             --     2.21        (.92)      (.03)    (.95)
2002(b)                     14.33         .15          .46            (.01)             --      .60        (.15)        --     (.15)
====================================================================================================================================
                                                                                    Total Returns
                                                                                ---------------------
                                                                                              Based
                                       Offering                                                  on
                                      Costs and       Ending                                 Common
                                      Preferred       Common                     Based        Share
                                          Share        Share       Ending           on          Net
                                   Underwriting    Net Asset       Market       Market        Asset
                                      Discounts        Value        Value        Value**      Value**
=====================================================================================================
PENNSYLVANIA INVESTMENT
QUALITY (NQP)
-----------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(c)                                    $ --       $15.50     $15.3300        17.45%        7.97%
2004                                         --        14.92      13.5800        (9.73)        (.38)
2003                                         --        15.91      16.0100        11.98        14.79
2002                                         --        14.70      15.1800         6.57         7.34
2001                                         --        14.57      15.1300        11.99         7.75
2000                                         --        14.39      14.3750        (7.39)         .94

PENNSYLVANIA PREMIUM
INCOME 2 (NPY)
-----------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(c)                                      --        15.19      15.5600        17.38         7.60
2004                                         --        14.74      13.8400        (7.22)         .94
2003                                         --        15.65      16.0000        15.09        12.09
2002                                         --        14.83      14.7900        13.25         8.88
2001                                         --        14.44      13.8700        19.04        13.25
2000                                         --        13.48      12.3750        (3.87)         .21

PENNSYLVANIA DIVIDEND
ADVANTAGE (NXM)
-----------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(c)                                      --        15.71      16.1400        18.31         8.19
2004                                         --        15.32      14.3900        (5.95)        1.30
2003                                        .02        16.25      16.4600        18.13        15.95
2002                                         --        14.96      14.8900         9.10         9.67
2001(a)                                    (.16)       14.48      14.4900        (2.45)        2.06

PENNSYLVANIA DIVIDEND
ADVANTAGE 2 (NVY)
-----------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(c)                                      --        15.65      14.7700        13.32         8.68
2004                                         --        14.87      13.4800        (8.58)         .29
2003                                         --        15.90      15.8400        14.38        15.48
2002(b)                                    (.14)       14.64      14.7400         (.73)        3.24
=====================================================================================================
                                                                 Ratios/Supplemental Data
                               --------------------------------------------------------------------------------------------
                                               Before Credit/Reimbursement      After Credit/Reimbursement***
                                              ------------------------------    -----------------------------
                                                              Ratio of Net                     Ratio of Net
                                                Ratio of        Investment        Ratio of       Investment
                                    Ending      Expenses         Income to        Expenses        Income to
                                       Net    to Average           Average      to Average          Average
                                    Assets    Net Assets        Net Assets      Net Assets       Net Assets
                                Applicable    Applicable        Applicable      Applicable       Applicable      Portfolio
                                 to Common     to Common         to Common       to Common        to Common       Turnover
                               Shares (000)       Shares++          Shares++        Shares++         Shares++         Rate
===========================================================================================================================
PENNSYLVANIA INVESTMENT
QUALITY (NQP)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(c)                           $252,661          1.23%*            6.06%*          1.22%*          6.06%*             8%
2004                               243,287          1.23              6.38            1.22            6.39              17
2003                               258,924          1.27              6.59            1.26            6.60              11
2002                               238,926          1.31              7.42            1.30            7.44              34
2001                               235,188          1.29              8.40            1.27            8.41              17
2000                               231,525          1.26              8.57            1.25            8.59               8

PENNSYLVANIA PREMIUM
INCOME 2 (NPY)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(c)                            239,908          1.19*             6.15*           1.19*           6.15*             11
2004                               232,455          1.18              6.45            1.17            6.46              16
2003                               246,604          1.20              6.76            1.19            6.77              19
2002                               233,536          1.24              7.28            1.23            7.29               7
2001                               227,377          1.25              7.55            1.24            7.57              10
2000                               212,325          1.26              7.88            1.25            7.89              14

PENNSYLVANIA DIVIDEND
ADVANTAGE (NXM)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(c)                             51,944          1.22*             5.84*            .77*           6.29*              8
2004                                50,549          1.21              6.15             .76            6.60              10
2003                                53,591          1.23              6.44             .79            6.88              13
2002                                49,306          1.29              7.12             .82            7.59              48
2001(a)                             47,723          1.26*             3.51*            .87*           3.90*             --

PENNSYLVANIA DIVIDEND
ADVANTAGE 2 (NVY)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(c)                             58,311          1.23*             5.77*            .77*           6.22*              4
2004                                55,370          1.24              5.95             .78            6.40               4
2003                                59,202          1.25              6.07             .78            6.53              13
2002(b)                             54,481          1.09*             3.77*            .70*           4.15*              8
===========================================================================================================================
                                 Preferred Shares at End of Period
                            -------------------------------------------
                              Aggregate     Liquidation
                                 Amount      and Market           Asset
                            Outstanding           Value        Coverage
                                   (000)      Per Share       Per Share
=======================================================================
PENNSYLVANIA INVESTMENT
QUALITY (NQP)
-----------------------------------------------------------------------
Year Ended 6/30:
2005(c)                        $132,000         $25,000         $72,852
2004                            132,000          25,000          71,077
2003                            132,000          25,000          74,039
2002                            132,000          25,000          70,251
2001                            132,000          25,000          69,543
2000                            132,000          25,000          68,849

PENNSYLVANIA PREMIUM
INCOME 2 (NPY)
-----------------------------------------------------------------------
Year Ended 6/30:
2005(c)                         118,100          25,000          75,785
2004                            118,100          25,000          74,207
2003                            118,100          25,000          77,202
2002                            118,100          25,000          74,436
2001                            118,100          25,000          73,132
2000                            118,100          25,000          69,946

PENNSYLVANIA DIVIDEND
ADVANTAGE (NXM)
-----------------------------------------------------------------------
Year Ended 6/30:
2005(c)                          25,000          25,000          76,944
2004                             25,000          25,000          75,549
2003                             25,000          25,000          78,591
2002                             25,000          25,000          74,306
2001(a)                          25,000          25,000          72,723

PENNSYLVANIA DIVIDEND
ADVANTAGE 2 (NVY)
-----------------------------------------------------------------------
Year Ended 6/30:
2005(c)                          28,500          25,000          76,150
2004                             28,500          25,000          73,570
2003                             28,500          25,000          76,932
2002(b)                          28,500          25,000          72,790
=======================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period March 27, 2001 (commencement of operations) through June 30, 2001.
(b) For the period March 25, 2002 (commencement of operations) through June 30, 2002.
(c)  For the six months ended December 31, 2004.


                                 See accompanying notes to financial statements.

                                  76-77 SPREAD

Reinvest Automatically
       EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY.A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit,nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on the dividends or distributions awaiting reinvestment. Because the market price may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION



Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen Investments. It does not affect the investment objectives or portfolio management of any Fund.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2004, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the sensitivity of a bond or bond Fund's value to changes when interest rates change. Generally, the longer a bond or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


BOARD OF DIRECTORS/
TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $115 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


                                o Share prices
           Learn more           o Fund details
about Nuveen Funds at           o Daily financial news
   WWW.NUVEEN.COM/ETF           o Investor education
                                o Interactive planning tools



Logo: NUVEEN Investments

                                                                     ESA-B-1204D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule I in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

In the event of a vacancy on the Board, the nominating and governance committee receives suggestions from various sources, including shareholders, as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Vice President for Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The nominating and governance committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Pennsylvania Investment Quality Municipal Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: March 9, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: March 9, 2005
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: March 9, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.